                                                    Registration Nos. 333-65170
                                                                      811-08561

    As filed with the Securities and Exchange Commission on March 31, 2006

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         Pre-effective Amendment No.         [ ]

         Post-Effective Amendment No.        [12]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

         Amendment No.                       [68]

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (713) 831-8470
              (Depositor's Telephone Number, Including Area Code)

                        AMERICAN HOME ASSURANCE COMPANY
                              (Name of Guarantor)
                                70 Pine Street
                           New York, New York 10270

                                (212) 770-7000
              (Guarantor's Telephone Number, Including Area Code)

                             Lauren W. Jones, Esq.
                            Deputy General Counsel
                     American General Life Companies, LLC
                              2929 Allen Parkway
                             Houston, Texas 77019
(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)

     [ ] on (date) pursuant to paragraph (b)

     [X] 60 days after filing pursuant to paragraph (a)(1)

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     NOTE

Registrant is filing this Post-Effective Amendment to the Registration Statement for the purposes of including (i) two supplements to the Registration Statement and (ii) the 2005 audited financial statements of the Depositor.

                                    PART A

The Prospectus dated May 2, 2005 is incorporated into Part A of this Post-Effective Amendment No. 12 by reference to the Registrant's Post-Effective Amendment No. 9, as filed on May 2, 2005, to Registrant's Post-Effective Amendment No. 10 as filed on August 12, 2005, to Registrant's Post-Effective Amendment No. 11, as filed on October 24, 2005, to Registrant's Rule 497(e) supplement as filed on December 19, 2005, to Registrant's Rule 497(e) supplement as filed on February 7, 2005 and to Registrant's Rule 497(e) supplement as filed on March 3, 2006 (File No. 333-65170).

A supplement dated March 31, 2006 to the Prospectus is included in Part A of this Post-Effective Amendment No. 12.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                     SEPARATE ACCOUNT VL-R ("REGISTRANT")
                       PLATINUM INVESTOR(R) SURVIVOR II
          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                        SUPPLEMENT DATED MARCH 31, 2006
      TO PROSPECTUS DATED MAY 2, 2005, AS SUPPLEMENTED OCTOBER 24, 2005,
             DECEMBER 19, 2005, FEBRUARY 7, 2006 AND MARCH 3, 2006

Effective March 31, 2006, American General Life Insurance Company ("Depositor")
        is amending the prospectus for the sole purpose of updating the
                         "Legal Proceedings" section.

 The following is added to the "Legal Proceedings" section of the prospectus:

   On February 9, 2006, American International Group, Inc. ("AIG"), the parent company and an affiliated person of the Depositor, the Registrant and its principal underwriter, American General Equity Services Corporation ("AGESC"), and the Guarantor, announced that it had consented to the settlement of an injunctive action instituted by the Securities and Exchange Commission ("SEC"). In its complaint, the SEC alleged that AIG violated Section 17(a) of the Securities Act of 1933, as amended, Sections 10(b), 13(a), 13(b)(2) and 13(b)(5) of the Securities Exchange Act of 1934, as amended, and Rules 10b-5, 12b-20, 13a-1 and 13b2-1 promulgated thereunder, in connection with AIG's accounting and public reporting practices. The conduct described in the complaint did not involve any conduct of AIG or its subsidiaries related to their investment advisory or distribution activities with respect to the variable product in which you are invested.

   AIG, without admitting or denying the allegations in the complaint (except as to jurisdiction), consented to the entry of an injunction against further violations of the statutes referred to above. Absent exemptive relief granted by the SEC, the entry of such an injunction would prohibit AIG and its affiliated persons from, among other things, serving as an investment adviser of any registered investment management company or principal underwriter for any registered open-end investment company pursuant to Section 9(a) of the Investment Company Act of 1940, as amended ("1940 Act"). Certain affiliated persons of AIG, including Depositor, Registrant and AGESC, received a temporary order from the SEC pursuant to Section 9(c) of the 1940 Act with respect to the entry of the injunction, granting exemptive relief from the provisions of
Section 9(a) of the 1940 Act. The temporary order permits AIG and its affiliated persons, including AIG's investment management subsidiaries, to serve as investment adviser, sub-adviser, principal underwriter or sponsor of variable products. It is expected that a permanent exemptive order will be granted, although there is no assurance the SEC will issue the order.

   Additionally, AIG reached a resolution of claims and matters under investigation with the United State Department of Justice ("DOJ"), the Attorney General of the State of New York ("NYAG") and the New York State Department of Insurance ("DOI"), regarding accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments.

   As a result of the settlements with the SEC, the DOJ, the NYAG and the DOI, AIG will make payments totaling approximately $1.64 billion. In addition, as part of its settlements, AIG has agreed to retain for a period of three years an Independent Consultant who will conduct a review that will include the adequacy of AIG's internal controls over financial reporting and the remediation plan that AIG has implemented as a result of its own internal review.

   Subject to the receipt of permanent relief, Depositor, Registrant and AGESC believe that the settlements are not likely to have a material adverse effect on their ability to perform services relating to their variable products.

                                    PART B

The Statement of Additional Information dated May 2, 2005 is incorporated into Part B of this Post-Effective Amendment No. 12 by reference to Registrant's Post-Effective Amendment No. 9, as filed on May 2, 2005, to Post-Effective Amendment No. 10, as filed on August 12, 2005 and to Post-Effective Amendment No. 11, as filed on October 24, 2005 (File No. 333-65170).

A supplement dated March 31, 2006 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 12.

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R
                       PLATINUM INVESTOR(R) SURVIVOR II
          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                      SUPPLEMENT DATED MARCH 31, 2006 TO
                      STATEMENT OF ADDITIONAL INFORMATION
              DATED MAY 2, 2005, AS SUPPLEMENTED OCTOBER 24, 2005

   Effective March 31, 2006, American General Life Insurance Company ("AGL") is amending the Statement of Additional Information ("SAI") for the purposes of
(i) including the 2005 financial statements of AGL and (ii) including unaudited financial statements as of September 30, 2005 for the Separate Account.

   FIRST. On page 8 of the SAI, the section titled "AGL Financial Statements" under "Financial Statements" is deleted and replaced in its entirety with the following new section:

AGL Financial Statements

   The consolidated balance sheets of AGL as of December 31, 2005 and 2004 and the related statements of income, shareholder's equity, comprehensive income and cash flows for the three years ended December 31, 2005, appearing herein, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, on the authority of such firm as experts in accounting and auditing, as set forth in their report appearing elsewhere herein.

   SECOND. On page 9 of the SAI, delete the subsection titled "Index to Financial Statements" in its entirety and replace it with the following:

                         INDEX TO FINANCIAL STATEMENTS

   You should consider the financial statements of AGL that we include in this SAI as bearing on the ability of AGL to meet its obligations under the Policies.

   You should only consider the financial statements of American Home that we include in this SAI as bearing on the ability of American Home, as guarantor, to meet its obligations under a guarantee agreement that guarantees the insurance obligations of the Policies.

I.   Separate Account VL-R 2004 Financial Statements                    Page
                                                                      ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm.................................................... VL-R - 1
Statement of Net Assets as of December 31, 2004...................... VL-R - 2
Statement of Operations for the year ended December 31, 2004......... VL-R - 4
Statement of Changes in Net Assets for the years ended December 31,
  2004 and 2003 (restated)........................................... VL-R - 6
Notes to Financial Statements........................................ VL-R - 23

II.   AGL Separate Account VL-R 2005 Interim Financial Statements       Page
                                                                      ---------
Statement of Net Assets as of September 30, 2005 (unaudited)......... VL-R - 1
Statement of Operations for the period ended September 30, 2005
  (unaudited)........................................................ VL-R - 3
Statement of Changes in Net Assets for the period ended
  September 30, 2005 (unaudited) and December 31, 2004............... VL-R - 5
Notes to Financial Statements........................................ VL-R - 22

III.  AGL 2005 Consolidated Financial Statements                        Page
                                                                      ---------
Report of PricewaterhouseCoopers LLP, Independent Registered Public
  Accounting Firm....................................................   F - 1
Consolidated Balance Sheets as of December 31, 2005 and 2004
  (restated).........................................................   F - 2
Consolidated Statements of Income for the years ended December 31,
  2005, 2004 (restated)and 2003 (restated)...........................   F - 4
Consolidated Statements of Shareholder's Equity for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated).............   F - 5
Consolidated Statements of Comprehensive Income for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated).............   F - 6
Consolidated Statements of Cash Flows for the years ended
  December 31, 2005, 2004 (restated) and 2003 (restated).............   F - 7
Notes to Consolidated Financial Statements...........................   F - 9

IV.   American Home December 31, 2004 Financial Statements
      (Statutory Basis)                                                 Page
                                                                      ---------
Report of PricewaterhouseCoopers LLP, Independent Auditors...........     1
Statement of Admitted Assets, Liabilities, Capital and Surplus
  (Statutory Basis) as of December 31, 2004..........................     3
Statement of Operations and Capital and Surplus Account (Statutory
  Basis) for the year ended December 31, 2004........................     5
Statement of Cash Flow (Statutory Basis) for the year ended
  December 31, 2004..................................................     6
Notes to Statutory Basis Financial Statements........................     7

[LOGO](R) AIG AMERICAN GENERAL

                                              Variable Universal Life Insurance
                                                          Separate Account VL-R

                                                                           2005

                                                                 Interim Report

                                                             September 30, 2005
                                                            (Unaudited)

                                        American General Life Insurance Company
                         A member company of American International Group, Inc.

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS
September 30, 2005
(Unaudited)

                                                                    Investment    Due from (to) American
                                                                  securities - at General Life Insurance
Divisions                                                           fair value           Company         Net Assets
---------                                                         --------------- ---------------------- -----------
AIM V.I. International Growth Fund - Series I....................   $ 7,007,388            $ (9)         $ 7,007,379
AIM V.I. Premier Equity Fund - Series I..........................    12,749,607             (10)          12,749,597
Alger American Leveraged AllCap Portfolio - Class O Shares.......       963,619               9              963,628
Alger American MidCap Growth Portfolio - Class O Shares..........     1,370,891               6            1,370,897
American Century VP Value Fund - Class I.........................    14,538,991              (5)          14,538,986
Credit Suisse Small Cap Growth Portfolio.........................     1,684,941              (3)           1,684,938
Dreyfus IP MidCap Stock Portfolio - Initial shares...............     4,898,467             (16)           4,898,451
Dreyfus VIF Developing Leaders Portfolio - Initial shares........    11,626,665             (10)          11,626,655
Dreyfus VIF Quality Bond Portfolio - Initial shares..............     7,976,116             (12)           7,976,104
Fidelity VIP Asset Manager Portfolio - Service Class 2...........     4,965,085             (14)           4,965,071
Fidelity VIP Contrafund Portfolio - Service Class 2..............    23,101,417              --           23,101,417
Fidelity VIP Equity-Income Portfolio - Service Class 2...........    16,256,223             (11)          16,256,212
Fidelity VIP Growth Portfolio - Service Class 2..................    11,669,007             (14)          11,668,993
Fidelity VIP Mid Cap Portfolio - Service Class 2.................     4,103,985             (10)           4,103,975
Franklin Templeton-Franklin Small Cap Value Securities Fund -
  Class 2........................................................     4,248,573               2            4,248,575
Franklin Templeton-Franklin Small-Mid Cap Growth Securities Fund
  - Class 2......................................................       134,472               3              134,475
Franklin Templeton-Franklin U.S. Government Fund - Class 2.......    13,251,061             (23)          13,251,038
Franklin Templeton-Mutual Shares Securities Fund - Class 2.......     9,200,206              (5)           9,200,201
Franklin Templeton-Templeton Foreign Securities Fund - Class 2...    10,836,666               3           10,836,669
Goldman Sachs Capital Growth Fund................................     8,243,919               7            8,243,926
Janus Aspen Series International Growth Portfolio - Service
  Shares.........................................................     4,254,199             (20)           4,254,179
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares.....     2,631,938              (7)           2,631,931
Janus Aspen Series Worldwide Growth Portfolio - Service Shares...     3,782,704              (4)           3,782,700
JPMorgan Mid Cap Value Portfolio.................................     4,241,515               4            4,241,519
JPMorgan Small Company Portfolio.................................     1,819,442              (7)           1,819,435
MFS VIT Capital Opportunities Series - Initial Class.............     4,113,952             (19)           4,113,933
MFS VIT Emerging Growth Series - Initial Class...................    12,077,464             (13)          12,077,451
MFS VIT New Discovery Series - Initial Class.....................     3,519,096               3            3,519,099
MFS VIT Research Series - Initial Class..........................     2,020,764             (28)           2,020,736
MFS VIT Total Return Series - Initial Class......................       857,199              --              857,199
Neuberger Berman AMT Mid - Cap Growth Portfolio-Class I..........     3,373,254              (4)           3,373,250
Neuberger Berman AMT Partners Portfolio - Class I................       122,916               2              122,918
Oppenheimer Balanced Fund/VA - Non-Service Shares................       860,279              (7)             860,272
Oppenheimer Global Securities Fund/VA - Non-Service Shares.......     2,121,944             (14)           2,121,930
Oppenheimer High Income Fund/VA - Non-Service Shares.............       111,619              (1)             111,618
PIMCO VIT Real Return Portfolio - Administrative Class...........    11,895,701              13           11,895,714
PIMCO VIT Short-Term Portfolio - Administrative Class............     4,807,266               5            4,807,271
PIMCO VIT Total Return Portfolio - Administrative Class..........    22,996,164               7           22,996,171
Pioneer Fund VCT Portfolio - Class I.............................     3,299,783               5            3,299,788
Pioneer Growth Opportunities VCT Portfolio - Class I.............     5,249,302              (8)           5,249,294
Putnam VT Diversified Income Fund - Class IB.....................     7,878,856              (1)           7,878,855
Putnam VT Growth and Income Fund - Class IB......................    18,065,636               7           18,065,643
Putnam VT International Growth and Income Fund - Class IB........     5,602,798               5            5,602,803
Putnam VT Small Cap Value Fund - Class IB........................       424,855              10              424,865
Putnam VT Vista Fund - Class IB..................................       131,976               3              131,979
Putnam VT Voyager Fund - Class IB................................       389,323               2              389,325
Safeco RST Core Equity Portfolio.................................            --              --                   --
Safeco RST Growth Opportunities Portfolio........................            --              --                   --
Scudder VIT Equity 500 Index Fund - Class A......................            --              --                   --
SunAmerica-Aggressive Growth Portfolio - Class 1.................       832,228               5              832,233
SunAmerica-SunAmerica Balanced Portfolio - Class 1...............       912,662              --              912,662
UIF Equity Growth Portfolio - Class I............................     3,884,918               1            3,884,919

                            See accompanying notes.

                                   VL-R - 1

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF NET ASSETS - CONTINUED
September 30, 2005
(Unaudited)

                                                  Investment    Due from (to) American
                                                securities - at General Life Insurance
Divisions                                         fair value           Company         Net Assets
---------                                       --------------- ---------------------- -----------
UIF High Yield Portfolio - Class I.............   $ 2,174,292            $ (3)         $ 2,174,289
VALIC Company I - International Equities Fund..     2,051,203             (17)           2,051,186
VALIC Company I - Mid Cap Index Fund...........    16,084,742              (5)          16,084,737
VALIC Company I - Money Market I Fund..........    29,671,988             (29)          29,671,959
VALIC Company I - Nasdaq-100 Index Fund........     3,929,372               1            3,929,373
VALIC Company I - Science & Technology Fund....     1,187,723              (9)           1,187,714
VALIC Company I - Small Cap Index Fund.........     5,283,568              (4)           5,283,564
VALIC Company I - Stock Index Fund.............    37,138,791              (6)          37,138,785
Van Kampen LIT Emerging Growth Portfolio -
  Class I......................................        56,283              (2)              56,281
Van Kampen LIT Government Portfolio - Class I..       169,372               6              169,378
Van Kampen LIT Growth and Income Portfolio -
  Class I......................................     9,870,386               2            9,870,388
Vanguard VIF High Yield Bond Portfolio.........     5,054,659              --            5,054,659
Vanguard VIF REIT Index Portfolio..............    11,537,034              (5)          11,537,029

                            See accompanying notes.

                                   VL-R - 2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS
For the Period Ended September 30, 2005
(Unaudited)

                             A           B          A+B=C          D              E             F           C+D+E+F
                                                                                            Net change
                                   Mortality and                                          in unrealized     Increase
                         Dividends  expense risk     Net                    Capital gain   appreciation  (decrease) in
                           from         and       investment  Net realized  distributions (depreciation)   net assets
                          mutual   administrative   income   gain (loss) on  from mutual        of       resulting from
Divisions                  funds      charges       (loss)    investments       funds      investments     operations
---------                --------- -------------- ---------- -------------- ------------- -------------- --------------
AIM V.I. International
  Growth Fund - Series I $     --    $ (35,193)    $(35,193)   $  619,793    $       --    $    70,562     $  655,162
AIM V.I. Premier Equity
  Fund - Series I.......       --      (67,087)     (67,087)     (459,560)           --        807,277        280,630
Alger American
  Leveraged AllCap
  Portfolio - Class O
  Shares................       --       (3,540)      (3,540)        5,659            --         64,459         66,578
Alger American MidCap
  Growth Portfolio -
  Class O Shares........       --       (5,973)      (5,973)       12,169        43,700         53,885        103,781
American Century VP
  Value Fund - Class I..  118,352      (73,246)      45,106       787,161     1,369,370     (2,144,795)        56,842
Credit Suisse Small Cap
  Growth Portfolio......       --       (8,827)      (8,827)      163,158            --       (175,965)       (21,634)
Dreyfus IP MidCap Stock
  Portfolio - Initial
  shares................    1,320      (23,053)     (21,733)       89,997        17,580        217,004        302,848
Dreyfus VIF Developing
  Leaders Portfolio -
  Initial shares........       --      (59,934)     (59,934)      235,534            --        170,584        346,184
Dreyfus VIF Quality
  Bond Portfolio -
  Initial shares........  207,297      (43,611)     163,686          (316)           --        (49,196)       114,174
Fidelity VIP Asset
  Manager Portfolio -
  Service Class 2.......  120,773      (26,049)      94,724        41,579         1,654        (99,964)        37,993
Fidelity VIP Contrafund
  Portfolio - Service
  Class 2...............   24,549     (105,220)     (80,671)    1,179,897         3,507      1,298,856      2,401,589
Fidelity VIP
  Equity-Income
  Portfolio - Service
  Class 2...............  233,729      (81,486)     152,243       530,277       577,829       (989,601)       270,748
Fidelity VIP Growth
  Portfolio - Service
  Class 2...............   31,220      (58,625)     (27,405)       77,992            --        113,447        164,034
Fidelity VIP Mid Cap
  Portfolio - Service
  Class 2...............       --      (13,907)     (13,907)      168,359        22,730        277,915        455,097
Franklin Templeton -
  Franklin Small Cap
  Value Securities Fund
  - Class 2.............   29,927      (15,429)      14,498       147,849        24,208        102,050        288,605
Franklin Templeton -
  Franklin Small-Mid
  Cap Growth Securities
  Fund - Class 2........       --         (700)        (700)        4,158            --         (4,236)          (778)
Franklin Templeton -
  Franklin U.S.
  Government Fund -
  Class 2...............  592,463      (72,297)     520,166      (132,558)           --       (229,915)       157,693
Franklin Templeton -
  Mutual Shares
  Securities Fund -
  Class 2...............   78,427      (45,128)      33,299       164,981        29,378        349,860        577,518
Franklin Templeton -
  Templeton Foreign
  Securities Fund -
  Class 2...............  122,922      (55,205)      67,717       925,942            --       (290,413)       703,246
Goldman Sachs Capital
  Growth Fund...........       --      (29,781)     (29,781)       29,893            --        (65,465)       (65,353)
Janus Aspen Series
  International Growth
  Portfolio - Service
  Shares................   25,572      (18,576)       6,996       166,455            --        563,990        737,441
Janus Aspen Series Mid
  Cap Growth Portfolio
  - Service Shares......       --      (13,349)     (13,349)      129,150            --         69,338        185,139
Janus Aspen Series
  Worldwide Growth
  Portfolio - Service
  Shares................   27,341      (19,279)       8,062        39,013            --          5,185         52,260
JPMorgan Mid Cap Value
  Portfolio.............    6,597      (17,544)     (10,947)       97,142        48,776        162,013        296,984
JPMorgan Small Company
  Portfolio.............       --       (9,172)      (9,172)      167,362       224,360       (349,184)        33,366
MFS VIT Capital
  Opportunities Series
  - Initial Class.......   30,726      (21,213)       9,513        39,820            --        (85,855)       (36,522)
MFS VIT Emerging Growth
  Series - Initial Class       --      (63,073)     (63,073)     (171,446)           --        589,760        355,241
MFS VIT New Discovery
  Series - Initial Class       --      (17,523)     (17,523)       34,929            --         17,502         34,908
MFS VIT Research Series
  - Initial Class.......    8,749       (9,667)        (918)       18,888            --         71,846         89,816
MFS VIT Total Return
  Series - Initial Class   18,335       (5,006)      13,329        11,193        35,945        (46,471)        13,996
Neuberger Berman AMT
  Mid-Cap Growth
  Portfolio - Class I...       --      (15,334)     (15,334)       39,098            --        263,941        287,705
Neuberger Berman AMT
  Partners Portfolio -
  Class I...............       --         (623)        (623)       12,766            --          2,374         14,517
Oppenheimer Balanced
  Fund/VA - Non-Service
  Shares................   11,824       (4,118)       7,706        13,455        24,155        (10,041)        35,275
Oppenheimer Global
  Securities Fund/ VA -
  Non-Service Shares....   14,878       (8,341)       6,537        24,573            --        148,301        179,411
Oppenheimer High Income
  Fund/VA - Non-Service
  Shares................    6,238         (601)       5,637           (62)           --         (4,587)           988
PIMCO VIT Real Return
  Portfolio -
  Administrative Class..  224,532      (61,870)     162,662       348,817            --       (274,432)       237,047
PIMCO VIT Short-Term
  Portfolio -
  Administrative Class..   94,422      (25,311)      69,111          (977)           --         (8,412)        59,722
PIMCO VIT Total Return
  Portfolio -
  Administrative Class..  499,133     (106,631)     392,502       171,615            --       (195,704)       368,413
Pioneer Fund VCT
  Portfolio - Class I...   31,411      (17,215)      14,196         4,259            --         77,654         96,109
Pioneer Growth
  Opportunities VCT
  Portfolio - Class I...       --      (28,095)     (28,095)       17,092            --        247,754        236,751
Putnam VT Diversified
  Income Fund - Class IB  558,591      (26,353)     532,238         7,953            --       (368,950)       171,241

                            See accompanying notes.

                                   VL-R - 3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF OPERATIONS - CONTINUED
For the Period Ended September 30, 2005
(Unaudited)

                                          A           B          A+B=C         D             E             F           C+D+E+F
                                                                                                       Net change     Increase
                                                Mortality and                                        in unrealized  (decrease) in
                                      Dividends  expense risk     Net     Net realized Capital gain   appreciation   net assets
                                        from         and       investment gain (loss)  distributions (depreciation)   resulting
                                       mutual   administrative   income        on       from mutual        of           from
Divisions                               funds      charges       (loss)   investments      funds      investments    operations
---------                             --------- -------------- ---------- ------------ ------------- -------------- -------------
Putnam VT Growth and Income Fund -
  Class IB........................... $279,744    $ (78,301)    $201,443    $ 30,610     $     --      $ 211,680     $  443,733
Putnam VT International Growth and
  Income Fund - Class IB.............   54,863      (29,149)      25,714     689,450           --       (276,014)       439,150
Putnam VT Small Cap Value Fund -
  Class IB...........................      857       (2,410)      (1,553)     36,076       27,814        (41,778)        20,559
Putnam VT Vista Fund - Class IB......       --         (607)        (607)        778           --          9,542          9,713
Putnam VT Voyager Fund - Class IB....    2,164       (2,033)         131      (1,916)          --         11,587          9,802
Safeco RST Core Equity Portfolio.....       --           --           --          --           --             --             --
Safeco RST Growth Opportunities
  Portfolio..........................       --           --           --          --           --             --             --
Scudder VIT Equity 500 Index Fund -
  Class A............................      276         (101)         175       1,229           --         (1,251)           153
SunAmerica - Aggressive Growth
  Portfolio - Class 1................       --       (3,413)      (3,413)      9,844           --         42,616         49,047
SunAmerica - SunAmerica Balanced
  Portfolio - Class 1................       --       (4,308)      (4,308)      8,736           --            263          4,691
UIF Equity Growth Portfolio - Class
  I..................................   18,595      (19,666)      (1,071)    (79,099)          --        322,917        242,747
UIF High Yield Portfolio - Class I...  167,011       (9,838)     157,173       1,322           --       (166,761)        (8,266)
VALIC Company I - International
  Equities Fund......................   30,332      (10,416)      19,916      66,125           --         93,499        179,540
VALIC Company I - Mid Cap Index
  Fund...............................  112,642      (80,394)      32,248     497,749           --        659,411      1,189,408
VALIC Company I - Money Market I
  Fund...............................  580,729     (166,520)     414,209          --           --             --        414,209
VALIC Company I - Nasdaq-100 Index
  Fund...............................    4,024      (19,473)     (15,449)     81,462           --       (132,583)       (66,570)
VALIC Company I - Science &
  Technology Fund....................       --       (5,693)      (5,693)      8,997           --          3,666          6,970
VALIC Company I - Small Cap Index
  Fund...............................   35,402      (25,589)       9,813     176,955           --        (36,837)       149,931
VALIC Company I - Stock Index
  Fund...............................  419,450     (195,779)     223,671     490,987           --         (8,518)       706,140
Van Kampen LIT Emerging Growth
  Portfolio - Class I................      145         (304)        (159)       (427)          --          3,261          2,675
Van Kampen LIT Government Portfolio -
  Class I............................    6,930         (959)       5,971      (1,123)          --           (989)         3,859
Van Kampen LIT Growth and Income
  Portfolio - Class I................   90,556      (44,362)      46,194     483,939      198,372        (30,025)       698,480
Vanguard VIF High Yield Bond
  Portfolio..........................  382,401      (26,479)     355,922     182,883           --       (503,521)        35,284
Vanguard VIF REIT Index Portfolio....  281,842      (53,653)     228,189     886,928      621,997       (795,424)       941,690

                            See accompanying notes.

                                   VL-R - 4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)

                                                                         Divisions
                                              --------------------------------------------------------------
                                                                           Alger American    Alger American
                                                AIM V.I.      AIM V.I.        Leveraged          MidCap
                                              International    Premier         AllCap            Growth
                                              Growth Fund - Equity Fund - Portfolio - Class Portfolio - Class
                                                Series I      Series I        O Shares          O Shares
                                              ------------- ------------- ----------------- -----------------
For the Period Ended September 30, 2005
OPERATIONS:
   Net investment income (loss)..............  $   (35,193)  $   (67,087)     $ (3,540)        $   (5,973)
   Net realized gain (loss) on investments...      619,793      (459,560)        5,659             12,169
   Capital gain distributions from mutual
     funds...................................           --            --            --             43,700
   Net change in unrealized appreciation
     (depreciation) of investments...........       70,562       807,277        64,459             53,885
                                               -----------   -----------      --------         ----------
Increase (decrease) in net assets resulting
  from operations............................      655,162       280,630        66,578            103,781
                                               -----------   -----------      --------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................      867,344     1,687,756       196,693            287,662
   Net transfers from (to) other Divisions
     or fixed rate option....................   (1,094,935)     (623,219)      237,264            125,889
   Internal rollovers........................          374         3,625           238                378
   Cost of insurance and other charges.......     (487,502)   (1,135,865)      (70,262)          (125,920)
   Administrative charges....................      (34,488)      (66,379)       (8,774)           (14,228)
   Policy loans..............................     (115,266)      (43,757)       (1,446)             2,271
   Death Benefits............................     (111,052)      (40,165)           --                 --
   Withdrawals...............................     (235,411)     (465,284)       (1,999)            (2,171)
                                               -----------   -----------      --------         ----------
Increase (decrease) in net assets resulting
  from principal transactions................   (1,210,936)     (683,288)      351,714            273,881
                                               -----------   -----------      --------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......     (555,774)     (402,658)      418,292            377,662
NET ASSETS:
   Beginning of year.........................    7,563,153    13,152,255       545,336            993,235
                                               -----------   -----------      --------         ----------
   End of period.............................  $ 7,007,379   $12,749,597      $963,628         $1,370,897
                                               ===========   ===========      ========         ==========
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)..............  $     5,137   $   (27,899)     $ (2,723)        $   (4,502)
   Net realized gain (loss) on investments...     (110,702)     (858,843)          945              6,725
   Capital gain distributions from mutual
     funds...................................           --            --            --                 --
   Net change in unrealized appreciation
     (depreciation) of investments...........    1,457,449     1,519,897        38,443            100,002
                                               -----------   -----------      --------         ----------
Increase (decrease) in net assets resulting
  from operations............................    1,351,884       633,155        36,665            102,225
                                               -----------   -----------      --------         ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................    1,107,075     2,566,159       144,802            252,027
   Net transfers from (to) other Divisions
     or fixed rate option....................    1,625,322       434,945       199,138            448,338
   Internal rollovers........................           --            --            --                 --
   Cost of insurance and other charges.......     (571,652)   (1,650,680)      (62,421)          (103,751)
   Administrative charges....................      (43,784)     (100,743)       (5,136)           (11,775)
   Policy loans..............................     (130,660)     (102,066)           (4)             7,362
   Death Benefits............................       (4,607)      (45,907)           --                 --
   Withdrawals...............................     (165,629)     (547,297)       (2,151)            (3,827)
                                               -----------   -----------      --------         ----------
Increase (decrease) in net assets resulting
  from principal transactions................    1,816,065       554,411       274,228            588,374
                                               -----------   -----------      --------         ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......    3,167,949     1,187,566       310,893            690,599
NET ASSETS:
   Beginning of year.........................    4,395,204    11,964,689       234,443            302,636
                                               -----------   -----------      --------         ----------
   End of year...............................  $ 7,563,153   $13,152,255      $545,336         $  993,235
                                               ===========   ===========      ========         ==========

                            See accompanying notes.

                                   VL-R - 5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                     Divisions
                                              ------------------------------------------------------
                                                                          Dreyfus IP    Dreyfus VIF
                                                American      Credit        MidCap       Developing
                                               Century VP  Suisse Small     Stock         Leaders
                                              Value Fund -  Cap Growth   Portfolio -    Portfolio -
                                                Class I     Portfolio   Initial shares Initial shares
                                              ------------ ------------ -------------- --------------
For the Period Ended September 30, 2005
OPERATIONS:
   Net investment income (loss).............. $    45,106   $   (8,827)   $  (21,733)   $   (59,934)
   Net realized gain (loss) on investments...     787,161      163,158        89,997        235,534
   Capital gain distributions from mutual
     funds...................................   1,369,370           --        17,580             --
   Net change in unrealized appreciation
     (depreciation) of investments...........  (2,144,795)    (175,965)      217,004        170,584
                                              -----------   ----------    ----------    -----------
Increase (decrease) in net assets resulting
  from operations............................      56,842      (21,634)      302,848        346,184
                                              -----------   ----------    ----------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................   1,817,366      314,887       767,763      1,665,775
   Net transfers from (to) other Divisions
     or fixed rate option....................    (227,995)    (272,864)      522,760       (873,890)
   Internal rollovers........................       1,431          729           420          6,331
   Cost of insurance and other charges.......  (1,024,205)    (155,447)     (403,478)      (939,206)
   Administrative charges....................     (87,279)     (14,684)      (36,065)       (71,948)
   Policy loans..............................     (31,867)      (3,346)      (29,164)       (57,939)
   Death Benefits............................      (5,103)      (1,085)       (1,389)       (65,697)
   Withdrawals...............................    (434,857)     (55,411)      (72,014)      (303,060)
                                              -----------   ----------    ----------    -----------
Increase (decrease) in net assets resulting
  from principal transactions................       7,491     (187,221)      748,833       (639,634)
                                              -----------   ----------    ----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......      64,333     (208,855)    1,051,681       (293,450)
NET ASSETS:
   Beginning of year.........................  14,474,653    1,893,793     3,846,770     11,920,105
                                              -----------   ----------    ----------    -----------
   End of period............................. $14,538,986   $1,684,938    $4,898,451    $11,626,655
                                              ===========   ==========    ==========    ===========
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss).............. $    23,582   $  (11,815)   $   (8,993)   $   (54,127)
   Net realized gain (loss) on investments...     135,589       46,497       113,020         53,386
   Capital gain distributions from mutual
     funds...................................      82,411           --        88,761             --
   Net change in unrealized appreciation
     (depreciation) of investments...........   1,361,242      117,955       252,274      1,125,190
                                              -----------   ----------    ----------    -----------
Increase (decrease) in net assets resulting
  from operations............................   1,602,824      152,637       445,062      1,124,449
                                              -----------   ----------    ----------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................   2,598,492      393,255       839,910      2,465,860
   Net transfers from (to) other Divisions
     or fixed rate option....................   2,418,145      311,653       272,504        203,359
   Internal rollovers........................          --           --            --            262
   Cost of insurance and other charges.......  (1,278,885)    (181,319)     (465,356)    (1,335,731)
   Administrative charges....................    (122,898)     (17,417)      (40,252)      (105,890)
   Policy loans..............................    (126,507)     (18,832)      (10,493)      (194,241)
   Death Benefits............................      (2,432)        (485)         (540)          (579)
   Withdrawals...............................    (243,859)     (15,113)      (53,704)      (388,420)
                                              -----------   ----------    ----------    -----------
Increase (decrease) in net assets resulting
  from principal transactions................   3,242,056      471,742       542,069        644,620
                                              -----------   ----------    ----------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......   4,844,880      624,379       987,131      1,769,069
NET ASSETS:
   Beginning of year.........................   9,629,773    1,269,414     2,859,639     10,151,036
                                              -----------   ----------    ----------    -----------
   End of year............................... $14,474,653   $1,893,793    $3,846,770    $11,920,105
                                              ===========   ==========    ==========    ===========

                            See accompanying notes.

                                   VL-R - 6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                    Divisions
                                   ---------------------------------------------------------------------------
                                       Dreyfus VIF      Fidelity VIP      Fidelity VIP
                                      Quality Bond      Asset Manager      Contrafund      Fidelity VIP Equity-
                                   Portfolio - Initial   Portfolio -   Portfolio - Service  Income Portfolio -
                                         shares        Service Class 2       Class 2         Service Class 2
                                   ------------------- --------------- ------------------- --------------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)...     $  163,686        $   94,724        $   (80,671)        $   152,243
   Net realized gain (loss) on
     investments..................           (316)           41,579          1,179,897             530,277
   Capital gain distributions
     from mutual funds............             --             1,654              3,507             577,829
   Net change in unrealized
     appreciation (depreciation)
     of investments...............        (49,196)          (99,964)         1,298,856            (989,601)
                                       ----------        ----------        -----------         -----------
Increase (decrease) in net assets
  resulting from operations.......        114,174            37,993          2,401,589             270,748
                                       ----------        ----------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums...................      1,022,037           703,012          3,364,229           2,560,655
   Net transfers from (to) other
     Divisions or fixed rate
     option.......................        (99,870)          (66,562)         2,454,528          (2,027,328)
   Internal rollovers.............          1,222            13,267             23,736              12,958
   Cost of insurance and other
     charges......................       (650,875)         (402,422)        (1,294,115)         (1,227,289)
   Administrative charges.........        (48,198)          (34,967)          (159,904)           (123,895)
   Policy loans...................        (14,866)          (40,979)             3,170            (118,056)
   Death Benefits.................        (62,304)           (5,109)           (23,643)           (172,677)
   Withdrawals....................       (350,326)          (79,658)          (288,749)           (245,073)
                                       ----------        ----------        -----------         -----------
Increase (decrease) in net assets
  resulting from principal
  transactions....................       (203,180)           86,582          4,079,252          (1,340,705)
                                       ----------        ----------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..........................        (89,006)          124,575          6,480,841          (1,069,957)
NET ASSETS:
   Beginning of year..............      8,065,110         4,840,496         16,620,576          17,326,169
                                       ----------        ----------        -----------         -----------
   End of period..................     $7,976,104        $4,965,071        $23,101,417         $16,256,212
                                       ==========        ==========        ===========         ===========

For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)...     $  267,117        $   65,857        $   (66,511)        $    78,586
   Net realized gain (loss) on
     investments..................        (20,434)           70,848             90,445              42,557
   Capital gain distributions
     from mutual funds............             --                --                 --              46,017
   Net change in unrealized
     appreciation (depreciation)
     of investments...............        (46,460)           62,578          1,927,155           1,408,052
                                       ----------        ----------        -----------         -----------
Increase (decrease) in net assets
  resulting from operations.......        200,223           199,283          1,951,089           1,575,212
                                       ----------        ----------        -----------         -----------
PRINCIPAL TRANSACTIONS:
   Net premiums...................      1,310,857           933,973          3,355,343           3,290,771
   Net transfers from (to) other
     Divisions or fixed rate
     option.......................        390,579           559,743          3,791,685           2,934,950
   Internal rollovers.............             --           157,598                837                  --
   Cost of insurance and other
     charges......................       (936,290)         (482,855)        (1,402,062)         (1,457,940)
   Administrative charges.........        (59,692)          (45,602)          (155,466)           (157,801)
   Policy loans...................         (4,094)           84,463            (42,427)            (48,429)
   Death Benefits.................            (43)               --             (1,332)             (1,370)
   Withdrawals....................       (574,434)         (289,998)          (170,979)           (162,194)
                                       ----------        ----------        -----------         -----------
Increase (decrease) in net assets
  resulting from principal
  transactions....................        126,883           917,322          5,375,599           4,397,987
                                       ----------        ----------        -----------         -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS..........................        327,106         1,116,605          7,326,688           5,973,199
NET ASSETS:
   Beginning of year..............      7,738,004         3,723,891          9,293,888          11,352,970
                                       ----------        ----------        -----------         -----------
   End of year....................     $8,065,110        $4,840,496        $16,620,576         $17,326,169
                                       ==========        ==========        ===========         ===========

                            See accompanying notes.

                                   VL-R - 7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                 Divisions
                                  -----------------------------------------------------------------------
                                                                          Franklin
                                                                         Templeton -    Franklin Templeton
                                                                       Franklin Small   Franklin Small-Mid
                                     Fidelity VIP    Fidelity VIP Mid     Cap Value         Cap Growth
                                  Growth Portfolio - Cap Portfolio -  Securities Fund - Securities Fund -
                                   Service Class 2   Service Class 2       Class 2           Class 2
                                  ------------------ ---------------- ----------------- ------------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..    $   (27,405)       $  (13,907)      $   14,498          $   (700)
   Net realized gain (loss) on
     investments.................         77,992           168,359          147,849             4,158
   Capital gain distributions
     from mutual funds...........             --            22,730           24,208                --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............        113,447           277,915          102,050            (4,236)
                                     -----------        ----------       ----------          --------
Increase (decrease) in net
  assets resulting from
  operations.....................        164,034           455,097          288,605              (778)
                                     -----------        ----------       ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      2,190,693           510,464          449,256             1,274
   Net transfers from (to) other
     Divisions or fixed rate
     option......................       (620,900)        2,282,254        2,568,103           (19,153)
   Internal rollovers............         26,453             4,046            5,045                --
   Cost of insurance and other
     charges.....................     (1,090,202)         (181,849)        (165,024)           (2,715)
   Administrative charges........       (107,195)          (27,276)         (22,141)               --
   Policy loans..................         18,789           (44,137)         (39,173)               14
   Death Benefits................        (40,342)             (225)              --                --
   Withdrawals...................       (362,919)          (13,199)         (11,321)           (1,543)
                                     -----------        ----------       ----------          --------
Increase (decrease) in net
  assets resulting from
  principal transactions.........         14,377         2,530,078        2,784,745           (22,123)
                                     -----------        ----------       ----------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................        178,411         2,985,175        3,073,350           (22,901)
NET ASSETS:
   Beginning of year.............     11,490,582         1,118,800        1,175,225           157,376
                                     -----------        ----------       ----------          --------
   End of period.................    $11,668,993        $4,103,975       $4,248,575          $134,475
                                     ===========        ==========       ==========          ========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..    $   (57,379)       $   (4,466)      $   (3,499)         $ (1,064)
   Net realized gain (loss) on
     investments.................        (58,095)           14,660           23,931             1,271
   Capital gain distributions
     from mutual funds...........             --                --               --                --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............        407,041           158,424          157,413            14,818
                                     -----------        ----------       ----------          --------
Increase (decrease) in net
  assets resulting from
  operations.....................        291,567           168,618          177,845            15,025
                                     -----------        ----------       ----------          --------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      2,708,198           232,349          308,150             5,217
   Net transfers from (to) other
     Divisions or fixed rate
     option......................      1,360,141           540,817          607,846            13,149
   Internal rollovers............             --                --               --                --
   Cost of insurance and other
     charges.....................     (1,365,721)          (89,163)         (97,500)           (3,831)
   Administrative charges........       (129,165)          (10,475)         (14,755)               --
   Policy loans..................        (49,004)          (42,088)         (46,611)           (2,407)
   Death Benefits................         (4,551)               --               --                --
   Withdrawals...................       (119,722)           (6,703)          (3,749)           (5,086)
                                     -----------        ----------       ----------          --------
Increase (decrease) in net
  assets resulting from
  principal transactions.........      2,400,176           624,737          753,381             7,042
                                     -----------        ----------       ----------          --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................      2,691,743           793,355          931,226            22,067
NET ASSETS:
   Beginning of year.............      8,798,839           325,445          243,999           135,309
                                     -----------        ----------       ----------          --------
   End of year...................    $11,490,582        $1,118,800       $1,175,225          $157,376
                                     ===========        ==========       ==========          ========

                            See accompanying notes.

                                   VL-R - 8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                              Divisions
                                  -----------------------------------------------------------------
                                     Franklin        Franklin           Franklin
                                   Templeton -      Templeton -       Templeton -
                                  Franklin U.S.    Mutual Shares       Templeton      Goldman Sachs
                                    Government   Securities Fund - Foreign Securities Capital Growth
                                  Fund - Class 2      Class 2        Fund - Class 2        Fund
                                  -------------- ----------------- ------------------ --------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..  $   520,166      $   33,299        $    67,717       $  (29,781)
   Net realized gain (loss) on
     investments.................     (132,558)        164,981            925,942           29,893
   Capital gain distributions
     from mutual funds...........           --          29,378                 --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     (229,915)        349,860           (290,413)         (65,465)
                                   -----------      ----------        -----------       ----------
Increase (decrease) in net
  assets resulting from
  operations.....................      157,693         577,518            703,246          (65,353)
                                   -----------      ----------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................    1,119,108         559,070            722,666               --
   Net transfers from (to) other
     Divisions or fixed rate
     option......................    1,416,270         913,685         (1,146,939)          (3,741)
   Internal rollovers............          174           1,480              4,356               --
   Cost of insurance and other
     charges.....................     (785,164)       (485,782)          (549,634)        (376,090)
   Administrative charges........      (53,189)        (26,149)           (31,556)            (189)
   Policy loans..................      (34,130)        (44,906)            (9,368)            (336)
   Death Benefits................           --          (1,036)              (528)              --
   Withdrawals...................      (44,575)        (18,294)          (121,982)          (5,470)
                                   -----------      ----------        -----------       ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    1,618,494         898,068         (1,132,985)        (385,826)
                                   -----------      ----------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................    1,776,187       1,475,586           (429,739)        (451,179)
NET ASSETS:
   Beginning of year.............   11,474,851       7,724,615         11,266,408        8,695,105
                                   -----------      ----------        -----------       ----------
   End of period.................  $13,251,038      $9,200,201        $10,836,669       $8,243,926
                                   ===========      ==========        ===========       ==========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..  $   503,012      $    4,627        $    27,747       $   18,817
   Net realized gain (loss) on
     investments.................      (40,394)        102,975            141,983           19,744
   Capital gain distributions
     from mutual funds...........           --              --                 --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     (151,309)        682,712          1,433,732          653,622
                                   -----------      ----------        -----------       ----------
Increase (decrease) in net
  assets resulting from
  operations.....................      311,309         790,314          1,603,462          692,183
                                   -----------      ----------        -----------       ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      483,812         556,813            785,524               --
   Net transfers from (to) other
     Divisions or fixed rate
     option......................      (94,845)      1,027,855          3,029,410              192
   Internal rollovers............           --              --                 --               --
   Cost of insurance and other
     charges.....................     (920,094)       (511,405)          (576,892)        (493,114)
   Administrative charges........      (23,307)        (26,036)           (33,616)            (250)
   Policy loans..................       14,642          (2,740)            13,595           (3,400)
   Death Benefits................         (153)             --             (6,241)              --
   Withdrawals...................      (51,599)       (101,897)           (58,139)          (1,688)
                                   -----------      ----------        -----------       ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........     (591,544)        942,590          3,153,641         (498,260)
                                   -----------      ----------        -----------       ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................     (280,235)      1,732,904          4,757,103          193,923
NET ASSETS:
   Beginning of year.............   11,755,086       5,991,711          6,509,305        8,501,182
                                   -----------      ----------        -----------       ----------
   End of year...................  $11,474,851      $7,724,615        $11,266,408       $8,695,105
                                   ===========      ==========        ===========       ==========

                            See accompanying notes.

                                   VL-R - 9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                         Divisions
                                  ------------------------------------------------------
                                                                  Janus Aspen
                                      Janus Aspen     Janus Aspen   Series
                                        Series        Series Mid   Worldwide
                                     International    Cap Growth    Growth     JPMorgan
                                        Growth        Portfolio - Portfolio -   Mid Cap
                                  Portfolio - Service   Service     Service      Value
                                        Shares          Shares      Shares     Portfolio
                                  ------------------- ----------- ----------- ----------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..     $    6,996      $  (13,349) $    8,062  $  (10,947)
   Net realized gain (loss) on
     investments.................        166,455         129,150      39,013      97,142
   Capital gain distributions
     from mutual funds...........             --              --          --      48,776
   Net change in unrealized
     appreciation (depreciation)
     of investments..............        563,990          69,338       5,185     162,013
                                      ----------      ----------  ----------  ----------
Increase (decrease) in net
  assets resulting from
  operations.....................        737,441         185,139      52,260     296,984
                                      ----------      ----------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................        573,038         434,409     622,362     972,161
   Net transfers from (to) other
     Divisions or fixed rate
     option......................        102,215        (288,164)   (434,101)  2,659,401
   Internal rollovers............            429             998         113       3,145
   Cost of insurance and other
     charges.....................       (303,079)       (254,592)   (344,881)    (83,113)
   Administrative charges........        (27,708)        (21,420)    (32,079)    (48,783)
   Policy loans..................        (41,217)         (4,359)    (12,418)    (59,567)
   Death Benefits................        (27,549)           (859)    (41,202)         --
   Withdrawals...................        (40,289)        (63,111)    (46,427)     (8,358)
                                      ----------      ----------  ----------  ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........        235,840        (197,098)   (288,633)  3,434,886
                                      ----------      ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................        973,281         (11,959)   (236,373)  3,731,870
NET ASSETS:
   Beginning of year.............      3,280,898       2,643,890   4,019,073     509,649
                                      ----------      ----------  ----------  ----------
   End of period.................     $4,254,179      $2,631,931  $3,782,700  $4,241,519
                                      ==========      ==========  ==========  ==========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..     $    5,742      $  (15,637) $    9,958  $   (1,451)
   Net realized gain (loss) on
     investments.................         44,263          35,873     (27,447)      4,481
   Capital gain distributions
     from mutual funds...........             --              --          --       1,064
   Net change in unrealized
     appreciation (depreciation)
     of investments..............        425,750         388,478     167,748      60,999
                                      ----------      ----------  ----------  ----------
Increase (decrease) in net
  assets resulting from
  operations.....................        475,755         408,714     150,259      65,093
                                      ----------      ----------  ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................        621,695         684,998   1,027,383     186,753
   Net transfers from (to) other
     Divisions or fixed rate
     option......................        481,455         (63,955)     39,909     195,630
   Internal rollovers............             --              --          --          --
   Cost of insurance and other
     charges.....................       (318,961)       (356,957)   (495,065)    (46,623)
   Administrative charges........        (30,145)        (33,627)    (50,894)     (8,208)
   Policy loans..................        (45,337)        (26,889)    (16,897)       (355)
   Death Benefits................             --          (3,223)         --          --
   Withdrawals...................        (43,661)        (52,684)    (45,697)     (4,738)
                                      ----------      ----------  ----------  ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........        665,046         147,663     458,739     322,459
                                      ----------      ----------  ----------  ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................      1,140,801         556,377     608,998     387,552
NET ASSETS:
   Beginning of year.............      2,140,097       2,087,513   3,410,075     122,097
                                      ----------      ----------  ----------  ----------
   End of year...................     $3,280,898      $2,643,890  $4,019,073  $  509,649
                                      ==========      ==========  ==========  ==========

                            See accompanying notes.

                                   VL-R - 10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                      Divisions
                                              ---------------------------------------------------------
                                                              MFS VIT                         MFS VIT
                                               JPMorgan       Capital          MFS VIT          New
                                                 Small     Opportunities      Emerging       Discovery
                                                Company   Series - Initial  Growth Series    Series -
                                               Portfolio       Class       - Initial Class Initial Class
                                              ----------  ---------------- --------------- -------------
For the Period Ended September 30, 2005
OPERATIONS:
   Net investment income (loss).............. $   (9,172)    $    9,513      $   (63,073)   $  (17,523)
   Net realized gain (loss) on investments...    167,362         39,820         (171,446)       34,929
   Capital gain distributions from mutual
     funds...................................    224,360             --               --            --
   Net change in unrealized appreciation
     (depreciation) of investments...........   (349,184)       (85,855)         589,760        17,502
                                              ----------     ----------      -----------    ----------
Increase (decrease) in net assets resulting
  from operations............................     33,366        (36,522)         355,241        34,908
                                              ----------     ----------      -----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................    306,649        707,700        1,854,277       578,993
   Net transfers from (to) other Divisions
     or fixed rate option....................    (29,733)      (126,923)      (3,050,508)      (78,274)
   Internal rollovers........................      2,027          9,061           10,244         3,097
   Cost of insurance and other charges.......   (138,305)      (427,838)      (1,086,401)     (359,015)
   Administrative charges....................    (14,194)       (35,439)         (70,757)      (28,069)
   Policy loans..............................    (50,745)       (46,166)        (139,554)      (19,969)
   Death Benefits............................       (496)          (691)          (7,093)       (1,019)
   Withdrawals...............................    (74,276)      (146,999)        (456,344)      (64,355)
                                              ----------     ----------      -----------    ----------
Increase (decrease) in net assets resulting
  from principal transactions................        927        (67,295)      (2,946,136)       31,389
                                              ----------     ----------      -----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......     34,293       (103,817)      (2,590,895)       66,297
NET ASSETS:
   Beginning of year.........................  1,785,142      4,217,750       14,668,346     3,452,802
                                              ----------     ----------      -----------    ----------
   End of period............................. $1,819,435     $4,113,933      $12,077,451    $3,519,099
                                              ==========     ==========      ===========    ==========
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss).............. $   (8,288)    $  (12,388)     $   (88,123)   $  (20,846)
   Net realized gain (loss) on investments...     26,522        (46,987)        (853,176)          (79)
   Capital gain distributions from mutual
     funds...................................         --             --               --            --
   Net change in unrealized appreciation
     (depreciation) of investments...........    294,323        490,259        2,514,875       246,557
                                              ----------     ----------      -----------    ----------
Increase (decrease) in net assets resulting
  from operations............................    312,557        430,884        1,573,576       225,632
                                              ----------     ----------      -----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..............................    359,973      1,023,618        3,316,924       812,401
   Net transfers from (to) other Divisions
     or fixed rate option....................    506,674        149,381        1,069,813       354,915
   Internal rollovers........................         --            471               --           628
   Cost of insurance and other charges.......   (153,582)      (567,534)      (1,597,659)     (436,972)
   Administrative charges....................    (17,399)       (50,372)        (135,864)      (38,696)
   Policy loans..............................    (10,883)       (17,494)         (90,796)       (6,318)
   Death Benefits............................         --         (6,321)             (69)         (111)
   Withdrawals...............................    (20,485)       (39,702)        (358,532)     (540,823)
                                              ----------     ----------      -----------    ----------
Increase (decrease) in net assets resulting
  from principal transactions................    664,298        492,047        2,203,817       145,024
                                              ----------     ----------      -----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS......    976,855        922,931        3,777,393       370,656
NET ASSETS:
   Beginning of year.........................    808,287      3,294,819       10,890,953     3,082,146
                                              ----------     ----------      -----------    ----------
   End of year............................... $1,785,142     $4,217,750      $14,668,346    $3,452,802
                                              ==========     ==========      ===========    ==========

                            See accompanying notes.

                                   VL-R - 11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                     Divisions
                                  ----------------------------------------------
                                                MFS VIT    Neuberger   Neuberger
                                                 Total      Berman      Berman
                                     MFS VIT     Return    AMT Mid-       AMT
                                    Research    Series -  Cap Growth   Partners
                                    Series -    Initial   Portfolio - Portfolio -
                                  Initial Class  Class      Class I     Class I
                                  ------------- --------  ----------- -----------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..  $     (918)  $ 13,329  $  (15,334)  $   (623)
   Net realized gain (loss) on
     investments.................      18,888     11,193      39,098     12,766
   Capital gain distributions
     from mutual funds...........          --     35,945          --         --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............      71,846    (46,471)    263,941      2,374
                                   ----------   --------  ----------   --------
Increase (decrease) in net
  assets resulting from
  operations.....................      89,816     13,996     287,705     14,517
                                   ----------   --------  ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums..................     331,138     19,386     643,668        956
   Net transfers from (to) other
     Divisions or fixed rate
     option......................     127,832      1,887       4,741    (25,451)
   Internal rollovers............       5,775         --       8,573         --
   Cost of insurance and other
     charges.....................    (218,576)   (38,399)   (275,375)    (2,044)
   Administrative charges........     (16,604)        --     (31,908)        --
   Policy loans..................      (8,650)    (1,233)    (10,073)    (1,794)
   Death Benefits................     (31,179)        --     (18,592)        --
   Withdrawals...................     (40,604)   (51,372)    (43,487)      (909)
                                   ----------   --------  ----------   --------
Increase (decrease) in net
  assets resulting from
  principal transactions.........     149,132    (69,731)    277,547    (29,242)
                                   ----------   --------  ----------   --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................     238,948    (55,735)    565,252    (14,725)
NET ASSETS:
   Beginning of year.............   1,781,788    912,934   2,807,998    137,643
                                   ----------   --------  ----------   --------
   End of period.................  $2,020,736   $857,199  $3,373,250   $122,918
                                   ==========   ========  ==========   ========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..  $    5,082   $  7,334  $  (15,534)  $   (904)
   Net realized gain (loss) on
     investments.................      (3,382)     5,297       5,856        667
   Capital gain distributions
     from mutual funds...........          --         --          --         --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     222,855     72,622     369,446     21,027
                                   ----------   --------  ----------   --------
Increase (decrease) in net
  assets resulting from
  operations.....................     224,555     85,253     359,768     20,790
                                   ----------   --------  ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums..................     493,307      7,022     643,527      5,473
   Net transfers from (to) other
     Divisions or fixed rate
     option......................      78,407    134,849     443,552      3,403
   Internal rollovers............          --         --          --         --
   Cost of insurance and other
     charges.....................    (263,159)   (56,987)   (338,096)    (3,270)
   Administrative charges........     (23,442)        --     (31,384)        --
   Policy loans..................         216         57     (53,163)        --
   Death Benefits................          --         --        (413)        --
   Withdrawals...................     (13,043)   (10,043)    (77,136)    (5,347)
                                   ----------   --------  ----------   --------
Increase (decrease) in net
  assets resulting from
  principal transactions.........     272,286     74,898     586,887        259
                                   ----------   --------  ----------   --------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................     496,841    160,151     946,655     21,049
NET ASSETS:
   Beginning of year.............   1,284,947    752,783   1,861,343    116,594
                                   ----------   --------  ----------   --------
   End of year...................  $1,781,788   $912,934  $2,807,998   $137,643
                                   ==========   ========  ==========   ========

                            See accompanying notes.

                                   VL-R - 12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                      Divisions
                                  -------------------------------------------------
                                              Oppenheimer
                                  Oppenheimer   Global    Oppenheimer   PIMCO VIT
                                   Balanced   Securities  High Income  Real Return
                                   Fund/VA -   Fund/VA -   Fund/VA -   Portfolio -
                                  Non-Service Non-Service Non-Service Administrative
                                    Shares      Shares      Shares        Class
                                  ----------- ----------- ----------- --------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..  $  7,706   $    6,537   $  5,637    $   162,662
   Net realized gain (loss) on
     investments.................    13,455       24,573        (62)       348,817
   Capital gain distributions
     from mutual funds...........    24,155           --         --             --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............   (10,041)     148,301     (4,587)      (274,432)
                                   --------   ----------   --------    -----------
Increase (decrease) in net
  assets resulting from
  operations.....................    35,275      179,411        988        237,047
                                   --------   ----------   --------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................   201,911      411,998      3,213      1,625,396
   Net transfers from (to) other
     Divisions or fixed rate
     option......................   101,641      660,186     12,874     (1,479,082)
   Internal rollovers............       350        5,682         --          1,960
   Cost of insurance and other
     charges.....................   (66,292)    (160,741)    (2,769)      (954,970)
   Administrative charges........   (10,138)     (20,000)        --        (76,575)
   Policy loans..................   (60,416)      33,713     (1,135)      (111,991)
   Death Benefits................        --           --         --         (1,114)
   Withdrawals...................    (2,111)     (73,968)    (1,716)      (386,632)
                                   --------   ----------   --------    -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........   164,945      856,870     10,467     (1,383,008)
                                   --------   ----------   --------    -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................   200,220    1,036,281     11,455     (1,145,961)
NET ASSETS:
   Beginning of year.............   660,052    1,085,649    100,163     13,041,675
                                   --------   ----------   --------    -----------
   End of period.................  $860,272   $2,121,930   $111,618    $11,895,714
                                   ========   ==========   ========    ===========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..  $    102   $      597   $  4,580    $    36,578
   Net realized gain (loss) on
     investments.................     1,569        8,496       (150)       173,491
   Capital gain distributions
     from mutual funds...........        --           --         --        394,221
   Net change in unrealized
     appreciation (depreciation)
     of investments..............    50,025      139,006      2,560        311,719
                                   --------   ----------   --------    -----------
Increase (decrease) in net
  assets resulting from
  operations.....................    51,696      148,099      6,990        916,009
                                   --------   ----------   --------    -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................   159,444      269,594      5,599      2,176,398
   Net transfers from (to) other
     Divisions or fixed rate
     option......................   376,838      619,962     23,072      3,469,820
   Internal rollovers............        --           --         --            733
   Cost of insurance and other
     charges.....................   (37,445)     (97,905)    (3,399)    (1,664,055)
   Administrative charges........    (3,886)     (12,984)        --       (103,711)
   Policy loans..................      (387)     (16,667)    (1,774)       (55,840)
   Death Benefits................        --           --         --         (5,837)
   Withdrawals...................    (2,591)      (2,087)    (1,803)      (208,236)
                                   --------   ----------   --------    -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........   491,973      759,913     21,695      3,609,272
                                   --------   ----------   --------    -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................   543,669      908,012     28,685      4,525,281
NET ASSETS:
   Beginning of year.............   116,383      177,637     71,478      8,516,394
                                   --------   ----------   --------    -----------
   End of year...................  $660,052   $1,085,649   $100,163    $13,041,675
                                   ========   ==========   ========    ===========

                            See accompanying notes.

                                   VL-R - 13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                         Divisions
                                  ------------------------------------------------------
                                                                               Pioneer
                                    PIMCO VIT      PIMCO VIT                   Growth
                                    Short-Term    Total Return    Pioneer   Opportunities
                                   Portfolio -    Portfolio -    Fund VCT        VCT
                                  Administrative Administrative Portfolio -  Portfolio -
                                      Class          Class        Class I      Class I
                                  -------------- -------------- ----------- -------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..  $    69,111    $   392,502   $   14,196   $  (28,095)
   Net realized gain (loss) on
     investments.................         (977)       171,615        4,259       17,092
   Capital gain distributions
     from mutual funds...........           --             --           --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............       (8,412)      (195,704)      77,654      247,754
                                   -----------    -----------   ----------   ----------
Increase (decrease) in net
  assets resulting from
  operations.....................       59,722        368,413       96,109      236,751
                                   -----------    -----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      634,755      3,763,795      296,006      526,769
   Net transfers from (to) other
     Divisions or fixed rate
     option......................   (1,109,433)     8,970,938     (125,551)    (410,404)
   Internal rollovers............          920            994           --           --
   Cost of insurance and other
     charges.....................     (380,879)    (1,004,012)    (213,882)    (360,531)
   Administrative charges........      (28,532)      (181,180)     (10,064)     (19,720)
   Policy loans..................      (36,154)      (235,640)      (5,358)     (11,721)
   Death Benefits................     (233,520)      (122,685)      (1,969)      (3,554)
   Withdrawals...................      (97,009)      (425,551)     (80,844)    (340,989)
                                   -----------    -----------   ----------   ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........   (1,249,852)    10,766,659     (141,662)    (620,150)
                                   -----------    -----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................   (1,190,130)    11,135,072      (45,553)    (383,399)
NET ASSETS:
   Beginning of year.............    5,997,401     11,861,099    3,345,341    5,632,693
                                   -----------    -----------   ----------   ----------
   End of period.................  $ 4,807,271    $22,996,171   $3,299,788   $5,249,294
                                   ===========    ===========   ==========   ==========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..  $    32,807    $   134,551   $   (1,358)  $   (2,330)
   Net realized gain (loss) on
     investments.................        3,265         77,968          501          976
   Capital gain distributions
     from mutual funds...........       13,531        170,475           --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............      (14,634)        57,924       73,097      156,168
                                   -----------    -----------   ----------   ----------
Increase (decrease) in net
  assets resulting from
  operations.....................       34,969        440,918       72,240      154,814
                                   -----------    -----------   ----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      981,480      2,333,234       19,619       36,164
   Net transfers from (to) other
     Divisions or fixed rate
     option......................    1,182,171        (39,015)   3,303,904    5,532,368
   Internal rollovers............           --             --           --           --
   Cost of insurance and other
     charges.....................     (533,184)    (1,319,888)     (19,125)     (30,992)
   Administrative charges........      (44,374)      (110,507)        (692)      (1,381)
   Policy loans..................      (19,362)        46,506          432       (4,152)
   Death Benefits................         (115)          (997)          --           --
   Withdrawals...................     (100,971)      (229,775)     (31,037)     (54,128)
                                   -----------    -----------   ----------   ----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    1,465,645        679,558    3,273,101    5,477,879
                                   -----------    -----------   ----------   ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................    1,500,614      1,120,476    3,345,341    5,632,693
NET ASSETS:
   Beginning of year.............    4,496,787     10,740,623           --           --
                                   -----------    -----------   ----------   ----------
   End of year...................  $ 5,997,401    $11,861,099   $3,345,341   $5,632,693
                                   ===========    ===========   ==========   ==========

                            See accompanying notes.

                                   VL-R - 14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                       Divisions
                                 -----------------------------------------------------
                                                                 Putnam VT     Putnam
                                    Putnam VT     Putnam VT    International  VT Small
                                   Diversified   Growth and     Growth and    Cap Value
                                     Income      Income Fund      Income       Fund -
                                 Fund - Class IB - Class IB   Fund - Class IB Class IB
                                 --------------- -----------  --------------- ---------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss).   $  532,238    $   201,443    $   25,714    $ (1,553)
   Net realized gain (loss) on
     investments................        7,953         30,610       689,450      36,076
   Capital gain distributions
     from mutual funds..........           --             --            --      27,814
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................     (368,950)       211,680      (276,014)    (41,778)
                                   ----------    -----------    ----------    --------
Increase (decrease) in net
  assets resulting from
  operations....................      171,241        443,733       439,150      20,559
                                   ----------    -----------    ----------    --------
PRINCIPAL TRANSACTIONS:
   Net premiums.................      284,116      1,862,862       795,987       9,253
   Net transfers from (to)
     other Divisions or fixed
     rate option................      228,263       (572,441)     (450,613)    (84,891)
   Internal rollovers...........           --          6,211         1,939          --
   Cost of insurance and other
     charges....................     (231,033)    (1,141,131)     (360,824)     (8,541)
   Administrative charges.......      (13,038)       (87,336)      (35,666)         --
   Policy loans.................       31,317          1,471       (13,146)      1,128
   Death Benefits...............       (4,347)      (124,708)      (35,204)         --
   Withdrawals..................     (121,002)      (406,636)     (224,244)     (9,703)
                                   ----------    -----------    ----------    --------
Increase (decrease) in net
  assets resulting from
  principal transactions........      174,276       (461,708)     (321,771)    (92,754)
                                   ----------    -----------    ----------    --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS....................      345,517        (17,975)      117,379     (72,195)
NET ASSETS:
   Beginning of year............    7,533,338     18,083,618     5,485,424     497,060
                                   ----------    -----------    ----------    --------
   End of period................   $7,878,855    $18,065,643    $5,602,803    $424,865
                                   ==========    ===========    ==========    ========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss).   $  517,294    $   143,454    $   30,028    $ (1,711)
   Net realized gain (loss) on
     investments................       26,141        (55,906)       32,665      10,858
   Capital gain distributions
     from mutual funds..........           --             --            --          --
   Net change in unrealized
     appreciation
     (depreciation) of
     investments................      (17,044)     1,522,181       857,207      91,048
                                   ----------    -----------    ----------    --------
Increase (decrease) in net
  assets resulting from
  operations....................      526,391      1,609,729       919,900     100,195
                                   ----------    -----------    ----------    --------
PRINCIPAL TRANSACTIONS:
   Net premiums.................    1,570,258      3,652,809       814,291      12,736
   Net transfers from (to)
     other Divisions or fixed
     rate option................      158,434        342,034      (655,262)      3,785
   Internal rollovers...........           --             --           523          --
   Cost of insurance and other
     charges....................     (293,089)    (1,469,258)     (518,773)    (12,817)
   Administrative charges.......     (123,547)      (217,556)      (35,336)         --
   Policy loans.................      (12,670)      (111,998)      (14,803)     (5,980)
   Death Benefits...............           --         (3,803)           --          --
   Withdrawals..................     (161,734)      (239,555)      (88,279)     (7,874)
                                   ----------    -----------    ----------    --------
Increase (decrease) in net
  assets resulting from
  principal transactions........    1,137,652      1,952,673      (497,639)    (10,150)
                                   ----------    -----------    ----------    --------
TOTAL INCREASE (DECREASE) IN
  NET ASSETS....................    1,664,043      3,562,402       422,261      90,045
NET ASSETS:
   Beginning of year............    5,869,295     14,521,216     5,063,163     407,015
                                   ----------    -----------    ----------    --------
   End of year..................   $7,533,338    $18,083,618    $5,485,424    $497,060
                                   ==========    ===========    ==========    ========

                            See accompanying notes.

                                   VL-R - 15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                          Divisions
                                  ---------------------------------------------------------
                                                                                Safeco RST
                                   Putnam VT     Putnam VT                        Growth
                                  Vista Fund - Voyager Fund - Safeco RST Core  Opportunities
                                    Class IB      Class IB    Equity Portfolio   Portfolio
                                  ------------ -------------- ---------------- -------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..   $   (607)     $    131      $        --     $        --
   Net realized gain (loss) on
     investments.................        778        (1,916)              --              --
   Capital gain distributions
     from mutual funds...........         --            --               --              --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............      9,542        11,587               --              --
                                    --------      --------      -----------     -----------
Increase (decrease) in net
  assets resulting from
  operations.....................      9,713         9,802               --              --
                                    --------      --------      -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      2,451         6,462               --              --
   Net transfers from (to) other
     Divisions or fixed rate
     option......................     39,839        75,289               --              --
   Internal rollovers............         --            --               --              --
   Cost of insurance and other
     charges.....................     (1,473)      (13,854)              --              --
   Administrative charges........         --            --               --              --
   Policy loans..................        143        (1,183)              --              --
   Death Benefits................         --            --               --              --
   Withdrawals...................     (2,913)      (17,554)              --              --
                                    --------      --------      -----------     -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........     38,047        49,160               --              --
                                    --------      --------      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................     47,760        58,962               --              --
NET ASSETS:
   Beginning of year.............     84,219       330,363               --              --
                                    --------      --------      -----------     -----------
   End of period.................   $131,979      $389,325      $        --     $        --
                                    ========      ========      ===========     ===========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..   $   (582)     $ (1,615)     $    14,322     $   (35,015)
   Net realized gain (loss) on
     investments.................       (433)       (5,058)         258,706       1,154,898
   Capital gain distributions
     from mutual funds...........         --            --               --              --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     13,691        19,350         (128,898)       (244,287)
                                    --------      --------      -----------     -----------
Increase (decrease) in net
  assets resulting from
  operations.....................     12,676        12,677          144,130         875,596
                                    --------      --------      -----------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................      1,897         6,693          465,219         809,051
   Net transfers from (to) other
     Divisions or fixed rate
     option......................      2,751        67,851       (3,365,906)     (5,863,505)
   Internal rollovers............         --            --               --              --
   Cost of insurance and other
     charges.....................     (1,917)      (17,531)        (302,345)       (523,246)
   Administrative charges........         --            --          (17,577)        (33,179)
   Policy loans..................     (3,773)       (6,102)          (8,834)       (130,912)
   Death Benefits................         --            --             (118)           (180)
   Withdrawals...................       (501)           --          (71,137)       (162,639)
                                    --------      --------      -----------     -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........     (1,543)       50,911       (3,300,698)     (5,904,610)
                                    --------      --------      -----------     -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................     11,133        63,588       (3,156,568)     (5,029,014)
NET ASSETS:
   Beginning of year.............     73,086       266,775        3,156,568       5,029,014
                                    --------      --------      -----------     -----------
   End of year...................   $ 84,219      $330,363      $        --     $        --
                                    ========      ========      ===========     ===========

                            See accompanying notes.

                                   VL-R - 16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                      Divisions
                                     ---------------------------------------------------------------------------
                                                                             SunAmerica -
                                       Scudder VIT       SunAmerica -         SunAmerica
                                     Equity 500 Index  Aggressive Growth       Balanced        UIF Equity Growth
                                      Fund - Class A  Portfolio - Class 1 Portfolio - Class 1 Portfolio - Class I
                                     ---------------- ------------------- ------------------- -------------------
For the Period Ended September 30,
  2005
OPERATIONS:
   Net investment income (loss).....     $    175          $ (3,413)           $  (4,308)         $   (1,071)
   Net realized gain (loss) on
     investments....................        1,229             9,844                8,736             (79,099)
   Capital gain distributions from
     mutual funds...................           --                --                   --                  --
   Net change in unrealized
     appreciation (depreciation) of
     investments....................       (1,251)           42,616                  263             322,917
                                         --------          --------            ---------          ----------
Increase (decrease) in net assets
  resulting from operations.........          153            49,047                4,691             242,747
                                         --------          --------            ---------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums.....................        1,301           160,618              258,093             529,016
   Net transfers from (to) other
     Divisions or fixed rate option.          (78)          205,013               57,695            (125,200)
   Internal rollovers...............           --               213                   39               1,000
   Cost of insurance and other
     charges........................       (1,538)          (80,718)            (122,362)           (313,363)
   Administrative charges...........           --            (7,564)             (12,668)            (16,990)
   Policy loans.....................           --              (308)              (1,354)            (13,183)
   Death Benefits...................           --              (662)              (1,000)               (149)
   Withdrawals......................      (18,687)           (8,600)              (4,634)           (134,146)
                                         --------          --------            ---------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions......................      (19,002)          267,992              173,809             (73,015)
                                         --------          --------            ---------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................      (18,849)          317,039              178,500             169,732
NET ASSETS:
   Beginning of year................       18,849           515,194              734,162           3,715,187
                                         --------          --------            ---------          ----------
   End of period....................     $     --          $832,233            $ 912,662          $3,884,919
                                         ========          ========            =========          ==========
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss).....     $     55          $ (2,504)           $   5,922          $  (20,326)
   Net realized gain (loss) on
     investments....................         (110)            7,078                2,574            (366,107)
   Capital gain distributions from
     mutual funds...................           --                --                   --                  --
   Net change in unrealized
     appreciation (depreciation) of
     investments....................        1,752            59,599               30,488             618,080
                                         --------          --------            ---------          ----------
Increase (decrease) in net assets
  resulting from operations.........        1,697            64,173               38,984             231,647
                                         --------          --------            ---------          ----------
PRINCIPAL TRANSACTIONS:
   Net premiums.....................        3,902           155,581              315,273             745,909
   Net transfers from (to) other
     Divisions or fixed rate option.           (1)          135,233              172,538            (322,697)
   Internal rollovers...............           --                --                   --                  --
   Cost of insurance and other
     charges........................       (2,197)          (67,546)            (122,587)           (450,162)
   Administrative charges...........           --            (7,525)             (14,790)            (23,465)
   Policy loans.....................           --            (3,259)              (4,727)            (59,432)
   Death Benefits...................           --              (209)                  --                  --
   Withdrawals......................           --            (5,210)             (11,795)           (172,684)
                                         --------          --------            ---------          ----------
Increase (decrease) in net assets
  resulting from principal
  transactions......................        1,704           207,065              333,912            (282,531)
                                         --------          --------            ---------          ----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS............................        3,401           271,238              372,896             (50,884)
NET ASSETS:
   Beginning of year................       15,448           243,956              361,266           3,766,071
                                         --------          --------            ---------          ----------
   End of year......................     $ 18,849          $515,194            $ 734,162          $3,715,187
                                         ========          ========            =========          ==========

                            See accompanying notes.

                                   VL-R - 17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                               Divisions
                                  -------------------------------------------------------------------
                                                      VALIC Company I VALIC Company I VALIC Company I
                                    UIF High Yield    - International - Mid Cap Index - Money Market I
                                  Portfolio - Class I  Equities Fund       Fund             Fund
                                  ------------------- --------------- --------------- ----------------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..     $  157,173        $   19,916      $    32,248     $    414,209
   Net realized gain (loss) on
     investments.................          1,322            66,125          497,749               --
   Capital gain distributions
     from mutual funds...........             --                --               --               --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............       (166,761)           93,499          659,411               --
                                      ----------        ----------      -----------     ------------
Increase (decrease) in net
  assets resulting from
  operations.....................         (8,266)          179,540        1,189,408          414,209
                                      ----------        ----------      -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums..................        136,177           280,423        1,722,422       13,481,585
   Net transfers from (to) other
     Divisions or fixed rate
     option......................        572,443           (93,385)        (740,567)     (12,624,217)
   Internal rollovers............             --                --            5,130          932,215
   Cost of insurance and other
     charges.....................       (179,068)         (140,733)        (931,261)      (3,846,060)
   Administrative charges........         (5,052)          (12,438)         (72,453)        (627,602)
   Policy loans..................         (2,269)           (8,728)         (68,402)        (553,870)
   Death Benefits................             --                --           (6,982)        (393,374)
   Withdrawals...................        (77,375)          (76,032)        (474,929)      (1,657,040)
                                      ----------        ----------      -----------     ------------
Increase (decrease) in net
  assets resulting from
  principal transactions.........        444,856           (50,893)        (567,042)      (5,288,363)
                                      ----------        ----------      -----------     ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................        436,590           128,647          622,366       (4,874,154)
   NET ASSETS:...................
   Beginning of year.............      1,737,699         1,922,539       15,462,371       34,546,113
                                      ----------        ----------      -----------     ------------
   End of period.................     $2,174,289        $2,051,186      $16,084,737     $ 29,671,959
                                      ==========        ==========      ===========     ============
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..     $   92,657        $   12,125      $    18,461     $     36,933
   Net realized gain (loss) on
     investments.................        (82,802)           12,197           63,445               --
   Capital gain distributions
     from mutual funds...........             --                --          261,970               --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............        133,762           260,211        1,692,164               --
                                      ----------        ----------      -----------     ------------
Increase (decrease) in net
  assets resulting from
  operations.....................        143,617           284,533        2,036,040           36,933
                                      ----------        ----------      -----------     ------------
PRINCIPAL TRANSACTIONS:
   Net premiums..................        257,386           350,831        2,310,297       30,715,615
   Net transfers from (to) other
     Divisions or fixed rate
     option......................       (178,468)          215,122          241,756      (28,049,796)
   Internal rollovers............             --                --               --        3,612,767
   Cost of insurance and other
     charges.....................       (149,087)         (167,435)      (1,277,626)      (5,543,294)
   Administrative charges........        (10,498)          (14,589)         (96,438)      (1,337,054)
   Policy loans..................         (5,135)          (10,416)         (77,821)         287,668
   Death Benefits................           (419)             (925)          (8,757)         (36,055)
   Withdrawals...................       (131,869)         (589,023)      (1,063,250)      (1,818,349)
                                      ----------        ----------      -----------     ------------
Increase (decrease) in net
  assets resulting from
  principal transactions.........       (218,090)         (216,435)          28,161       (2,168,498)
                                      ----------        ----------      -----------     ------------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................        (74,473)           68,098        2,064,201       (2,131,565)
NET ASSETS:
   Beginning of year.............      1,812,172         1,854,441       13,398,170       36,677,678
                                      ----------        ----------      -----------     ------------
   End of year...................     $1,737,699        $1,922,539      $15,462,371     $ 34,546,113
                                      ==========        ==========      ===========     ============

                            See accompanying notes.

                                   VL-R - 18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                     Divisions
                                  -----------------------------------------------
                                                 VALIC
                                     VALIC    Company I -    VALIC       VALIC
                                  Company I -  Science &  Company I - Company I -
                                  Nasdaq-100  Technology   Small Cap  Stock Index
                                  Index Fund     Fund     Index Fund     Fund
                                  ----------- ----------- ----------- -----------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss).. $  (15,449) $   (5,693) $    9,813  $   223,671
   Net realized gain (loss) on
     investments.................     81,462       8,997     176,955      490,987
   Capital gain distributions
     from mutual funds...........         --          --          --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............   (132,583)      3,666     (36,837)      (8,518)
                                  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets resulting from
  operations.....................    (66,570)      6,970     149,931      706,140
                                  ----------  ----------  ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................    531,884     166,723     760,178    3,511,006
   Net transfers from (to) other
     Divisions or fixed rate
     option......................    180,658     (44,109)     (1,182)  (1,202,422)
   Internal rollovers............         94         221       5,577        3,312
   Cost of insurance and other
     charges.....................   (314,354)   (146,624)   (293,146)  (2,439,879)
   Administrative charges........    (25,482)     (8,340)    (36,023)    (152,811)
   Policy loans..................      8,093      (6,231)    (24,263)    (448,617)
   Death Benefits................       (989)         --     (59,325)     (70,180)
   Withdrawals...................    (44,875)    (18,968)   (158,152)  (1,647,211)
                                  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    335,029     (57,328)    193,664   (2,446,802)
                                  ----------  ----------  ----------  -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................    268,459     (50,358)    343,595   (1,740,662)
NET ASSETS:
   Beginning of year.............  3,660,914   1,238,072   4,939,969   38,879,447
                                  ----------  ----------  ----------  -----------
   End of period................. $3,929,373  $1,187,714  $5,283,564  $37,138,785
                                  ==========  ==========  ==========  ===========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss).. $   (2,879) $   (7,500) $    6,973  $   351,779
   Net realized gain (loss) on
     investments.................     14,891     (18,283)    104,457   (1,394,158)
   Capital gain distributions
     from mutual funds...........         --          --          --      528,082
   Net change in unrealized
     appreciation (depreciation)
     of investments..............    286,502      42,141     559,064    3,691,151
                                  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets resulting from
  operations.....................    298,514      16,358     670,494    3,176,854
                                  ----------  ----------  ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................    717,683     258,685     896,293    8,057,419
   Net transfers from (to) other
     Divisions or fixed rate
     option......................    189,378     253,735     228,512   (9,837,544)
   Internal rollovers............         --          --          --           --
   Cost of insurance and other
     charges.....................   (373,262)   (178,049)   (340,399)  (3,622,858)
   Administrative charges........    (33,515)    (12,547)    (40,272)    (346,012)
   Policy loans..................    (38,145)    (11,499)    (86,800)    (428,055)
   Death Benefits................         --          --          --         (150)
   Withdrawals...................    (43,092)    (15,658)    (37,241)  (2,087,642)
                                  ----------  ----------  ----------  -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    419,047     294,667     620,093   (8,264,842)
                                  ----------  ----------  ----------  -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................    717,561     311,025   1,290,587   (5,087,988)
NET ASSETS:
   Beginning of year.............  2,943,353     927,047   3,649,382   43,967,435
                                  ----------  ----------  ----------  -----------
   End of year................... $3,660,914  $1,238,072  $4,939,969  $38,879,447
                                  ==========  ==========  ==========  ===========

                            See accompanying notes.

                                   VL-R - 19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                     Divisions
                                  -----------------------------------------------
                                  Van Kampen
                                      LIT     Van Kampen  Van Kampen
                                   Emerging       LIT     LIT Growth    Vanguard
                                    Growth    Government  and Income    VIF High
                                  Portfolio - Portfolio - Portfolio -  Yield Bond
                                    Class I     Class I     Class I    Portfolio
                                  ----------- ----------- ----------- -----------
For the Period Ended
  September 30, 2005
OPERATIONS:
   Net investment income (loss)..   $  (159)   $  5,971   $   46,194  $   355,922
   Net realized gain (loss) on
     investments.................      (427)     (1,123)     483,939      182,883
   Capital gain distributions
     from mutual funds...........        --          --      198,372           --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     3,261        (989)     (30,025)    (503,521)
                                    -------    --------   ----------  -----------
Increase (decrease) in net
  assets resulting from
  operations.....................     2,675       3,859      698,480       35,284
                                    -------    --------   ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................     3,385      20,637    1,693,842      890,100
   Net transfers from (to) other
     Divisions or fixed rate
     option......................       (10)        542    2,599,331   (2,527,836)
   Internal rollovers............        --          --          970        1,312
   Cost of insurance and other
     charges.....................    (1,954)    (19,949)    (477,371)    (420,824)
   Administrative charges........        --          --      (80,845)     (41,849)
   Policy loans..................       382         883     (106,102)     (20,835)
   Death Benefits................        --          --       (3,866)        (621)
   Withdrawals...................    (5,161)    (14,702)    (110,195)     (67,450)
                                    -------    --------   ----------  -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    (3,358)    (12,589)   3,515,764   (2,188,003)
                                    -------    --------   ----------  -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................      (683)     (8,730)   4,214,244   (2,152,719)
NET ASSETS:
   Beginning of year.............    56,964     178,108    5,656,144    7,207,378
                                    -------    --------   ----------  -----------
   End of period.................   $56,281    $169,378   $9,870,388  $ 5,054,659
                                    =======    ========   ==========  ===========
For the Year Ended December 31,
  2004
OPERATIONS:
   Net investment income (loss)..   $  (434)   $  7,002   $   10,127  $   282,963
   Net realized gain (loss) on
     investments.................    (2,236)       (866)      51,123       94,067
   Capital gain distributions
     from mutual funds...........        --          --           --           --
   Net change in unrealized
     appreciation (depreciation)
     of investments..............     5,913        (347)     589,542       70,046
                                    -------    --------   ----------  -----------
Increase (decrease) in net
  assets resulting from
  operations.....................     3,243       5,789      650,792      447,076
                                    -------    --------   ----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums..................     7,310       5,034    1,172,509    1,796,629
   Net transfers from (to) other
     Divisions or fixed rate
     option......................      (292)     31,808      854,019    1,437,341
   Internal rollovers............        --          --          837           --
   Cost of insurance and other
     charges.....................    (2,859)    (25,194)    (570,947)    (602,432)
   Administrative charges........        --          --      (52,766)     (88,902)
   Policy loans..................    (8,306)     (1,542)     (51,964)      11,314
   Death Benefits................        --          --         (420)         (60)
   Withdrawals...................    (1,525)     (1,011)    (166,284)     (88,119)
                                    -------    --------   ----------  -----------
Increase (decrease) in net
  assets resulting from
  principal transactions.........    (5,672)      9,095    1,184,984    2,465,771
                                    -------    --------   ----------  -----------
TOTAL INCREASE (DECREASE) IN NET
  ASSETS.........................    (2,429)     14,884    1,835,776    2,912,847
NET ASSETS:
   Beginning of year.............    59,393     163,224    3,820,368    4,294,531
                                    -------    --------   ----------  -----------
   End of year...................   $56,964    $178,108   $5,656,144  $ 7,207,378
                                    =======    ========   ==========  ===========

                            See accompanying notes.

                                   VL-R - 20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
(Unaudited)

                                                                    Divisions
                                                                   -----------
                                                                    Vanguard
                                                                    VIF REIT
                                                                      Index
                                                                    Portfolio
                                                                   -----------
For the Period Ended September 30, 2005
OPERATIONS:
   Net investment income (loss)................................... $   228,189
   Net realized gain (loss) on investments........................     886,928
   Capital gain distributions from mutual funds...................     621,997
   Net change in unrealized appreciation (depreciation) of
     investments..................................................    (795,424)
                                                                   -----------
Increase (decrease) in net assets resulting from operations.......     941,690
                                                                   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums...................................................   1,691,423
   Net transfers from (to) other Divisions or fixed rate option...    (603,731)
   Internal rollovers.............................................         844
   Cost of insurance and other charges............................    (724,330)
   Administrative charges.........................................     (79,780)
   Policy loans...................................................     (47,181)
   Death Benefits.................................................      (2,211)
   Withdrawals....................................................    (242,691)
                                                                   -----------
Increase (decrease) in net assets resulting from principal
  transactions....................................................      (7,657)
                                                                   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................     934,033
NET ASSETS:
   Beginning of year..............................................  10,602,996
                                                                   -----------
   End of period.................................................. $11,537,029
                                                                   ===========
For the Year Ended December 31, 2004
OPERATIONS:
   Net investment income (loss)................................... $   147,065
   Net realized gain (loss) on investments........................     151,782
   Capital gain distributions from mutual funds...................     133,973
   Net change in unrealized appreciation (depreciation) of
     investments..................................................   1,752,276
                                                                   -----------
Increase (decrease) in net assets resulting from operations.......   2,185,096
                                                                   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums...................................................   2,016,307
   Net transfers from (to) other Divisions or fixed rate option...   1,385,398
   Internal rollovers.............................................         785
   Cost of insurance and other charges............................    (818,723)
   Administrative charges.........................................     (92,824)
   Policy loans...................................................     (62,371)
   Death Benefits.................................................      (3,902)
   Withdrawals....................................................    (104,916)
                                                                   -----------
Increase (decrease) in net assets resulting from principal
  transactions....................................................   2,319,754
                                                                   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS...........................   4,504,850
NET ASSETS:
   Beginning of year..............................................   6,098,146
                                                                   -----------
   End of year.................................................... $10,602,996
                                                                   ===========

                            See accompanying notes.

                                   VL-R - 21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS
(Unaudited)

Note A - Organization

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Legacy Plus, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor IV, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II and The One VUL Solution. Of the products listed, Legacy Plus, Platinum Investor I, Platinum Investor Survivor and The One VUL Solution are no longer offered for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions", which invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:

AIM Variable Insurance Funds ("AIM V.I."):

   AIM V.I. International Growth Fund - Series I
   AIM V.I. Premier Equity Fund - Series I

The Alger American Fund:

   Alger American Leveraged AllCap Portfolio - Class O Shares
   Alger American MidCap Growth Portfolio - Class O Shares

American Century Variable Portfolios, Inc. ("American Century VP"):

   American Century VP Value Fund - Class I

Credit Suisse Trust ("Credit Suisse"):

   Credit Suisse Small Cap Growth Portfolio

Dreyfus Investment Portfolios ("Dreyfus IP"):

   Dreyfus IP MidCap Stock Portfolio - Initial shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):

   Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Dreyfus VIF Quality Bond Portfolio - Initial shares

Fidelity(R) Variable Insurance Products ("Fidelity VIP"):

   Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
   Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
   Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
   Fidelity(R) VIP Growth Portfolio - Service Class 2
   Fidelity(R) VIP Mid Cap Portfolio - Service Class 2

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):

   Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2 Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2
   (3)
   Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Franklin Templeton - Templeton Foreign Securities Fund - Class 2

Goldman Sachs Variable Insurance Trust:

   Goldman Sachs Capital Growth Fund

Janus Aspen Series:

   Janus Aspen Series International Growth Portfolio - Service Shares Janus Aspen Series Mid Cap Growth Portfolio - Service Shares
   Janus Aspen Series Worldwide Growth Portfolio - Service Shares

J.P. Morgan Series Trust II:

   JPMorgan Mid Cap Value Portfolio
   JPMorgan Small Company Portfolio

MFS(R) Variable Insurance Trust/SM /("MFS(R) VIT"):

   MFS(R) VIT Capital Opportunities Series - Initial Class
   MFS(R) VIT Emerging Growth Series - Initial Class
   MFS(R) VIT New Discovery Series - Initial Class
   MFS(R) VIT Research Series - Initial Class
   MFS(R) VIT Total Return Series - Initial Class

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):

   Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
   Neuberger Berman AMT Partners Portfolio - Class I

Oppenheimer Variable Account Funds:

   Oppenheimer Balanced Fund/VA - Non-Service Shares (1)
   Oppenheimer Global Securities Fund/VA - Non-Service Shares
   Oppenheimer High Income Fund/VA - Non-Service Shares

PIMCO Variable Insurance Trust ("PIMCO VIT"):

   PIMCO VIT Real Return Portfolio - Administrative Class
   PIMCO VIT Short-Term Portfolio - Administrative Class
   PIMCO VIT Total Return Portfolio - Administrative Class

Pioneer Variable Contracts Trust:

   Pioneer Fund VCT Portfolio - Class I (2)
   Pioneer Growth Opportunities VCT Portfolio - Class I (2)

                                   VL-R - 22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note A - Organization - Continued

Putnam Variable Trust ("Putnam VT"):

   Putnam VT Diversified Income Fund - Class IB
   Putnam VT Growth and Income Fund - Class IB
   Putnam VT International Growth and Income Fund - Class IB
   Putnam VT Small Cap Value Fund - Class IB
   Putnam VT Vista Fund - Class IB
   Putnam VT Voyager Fund - Class IB

Safeco Resource Series Trust ("Safeco RST"):

   Safeco RST Core Equity Portfolio (2)
   Safeco RST Growth Opportunities Portfolio (2)

Scudder Investments VIT Funds:

   Scudder VIT EAFE(R) Equity Index Fund - Class A (4)
   Scudder VIT Equity 500 Index Fund - Class A

SunAmerica Series Trust ("SunAmerica"):

   SunAmerica - Aggressive Growth Portfolio - Class 1
   SunAmerica - SunAmerica Balanced Portfolio - Class 1

The Universal Institutional Funds, Inc. ("UIF"):

   UIF Equity Growth Portfolio - Class I
   UIF High Yield Portfolio - Class I

VALIC Company I:

   VALIC Company I - International Equities Fund
   VALIC Company I - Mid Cap Index Fund
   VALIC Company I - Money Market I Fund
   VALIC Company I - Nasdaq-100(R) Index Fund
   VALIC Company I - Science & Technology Fund
   VALIC Company I - Small Cap Index Fund
   VALIC Company I - Stock Index Fund

Van Kampen Life Investment Trust ("Van Kampen LIT"):

   Van Kampen LIT Emerging Growth Portfolio - Class I
   Van Kampen LIT Government Portfolio - Class I
   Van Kampen LIT Growth and Income Portfolio - Class I

Vanguard(R) Variable Insurance Fund ("Vanguard VIF"):

   Vanguard(R) VIF High Yield Bond Portfolio

   Vanguard(R) VIF REIT Index Portfolio

(1) Effective May 1, 2004, Oppenheimer Multiple Strategies Fund/VA changed its name to Oppenheimer Balanced Fund/VA - Non-Service Shares.

(2) Effective December 10, 2004, Safeco RST Core Equity Portfolio and Safeco RST Growth Opportunities Portfolio were reorganized into Pioneer Fund VCT Portfolio - Class I and Pioneer Growth Opportunities VCT Portfolio - Class I, respectively. Policy owners invested in either of the Pioneer portfolios on December 10, 2004 are the only ones who may continue to use these portfolios.

(3) Effective May 1, 2005, Franklin Templeton - Franklin Small Cap Fund - Class 2 changed its name to Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund - Class 2.

(4) Effective February 17, 2005, Scudder Investment VIT EAFE Equity Index Fund
    - Class A is no longer an investment option.

AIG SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statement of Changes in Net Assets.

                                   VL-R - 23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note B - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Changes in presentation - Certain items have been reclassified to conform to the current period's presentation.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security valuation - The investments in shares of the Funds are stated at the net asset value of the respective portfolio as determined by the fund, which value their securities at fair value.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

                                   VL-R - 24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                    Cost of   Proceeds from
Divisions                                          Purchases      Sales
---------                                         ----------- -------------
AIM V.I. International Growth Fund - Series I.... $ 1,927,265  $3,173,379
AIM V.I. Premier Equity Fund - Series I..........     971,113   1,721,475
Alger American Leveraged AllCap Portfolio -
  Class O Shares.................................     403,988      55,816
Alger American MidCap Growth Portfolio - Class O
  Shares.........................................     391,560      79,954
American Century VP Value Fund - Class I.........   5,339,600   3,917,618
Credit Suisse Small Cap Growth Portfolio.........   1,250,301   1,446,352
Dreyfus IP MidCap Stock Portfolio - Initial
  shares.........................................   1,108,794     364,098
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares.................................   1,176,928   1,876,485
Dreyfus VIF Quality Bond Portfolio - Initial
  shares.........................................   1,005,658   1,045,145
Fidelity VIP Asset Manager Portfolio - Service
  Class 2........................................     728,763     545,789
Fidelity VIP Contrafund Portfolio - Service
  Class 2........................................   8,145,268   4,143,183
Fidelity VIP Equity-Income Portfolio - Service
  Class 2........................................   4,081,247   4,691,875
Fidelity VIP Growth Portfolio - Service..........
  Class 2........................................   1,712,788   1,725,800
Fidelity VIP Mid Cap Portfolio - Service.........
  Class 2........................................   3,756,925   1,218,009
Franklin Templeton - Franklin Small Cap Value
  Securities Fund - Class 2......................   3,866,139   1,042,687
Franklin Templeton - Franklin Small-Mid Cap
  Growth Securities Fund - Class 2...............      31,900      54,724
Franklin Templeton - Franklin U.S. Government
  Fund - Class 2.................................   5,648,945   3,510,272
Franklin Templeton - Mutual Shares Securities
  Fund - Class 2.................................   1,511,163     550,409
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2......................   2,053,482   3,118,747
Goldman Sachs Capital Growth Fund................         610     416,215
Janus Aspen Series International Growth
  Portfolio - Service Shares.....................   1,021,293     778,444
Janus Aspen Series Mid Cap Growth Portfolio -
  Service Shares.................................     426,204     636,644
Janus Aspen Series Worldwide Growth Portfolio -
  Service Shares.................................     605,839     886,407
JPMorgan Mid Cap Value Portfolio.................   4,604,500   1,131,784
JPMorgan Small Company Portfolio.................     838,450     622,328
MFS VIT Capital Opportunities Series - Initial
  Class..........................................     411,870     469,636
MFS VIT Emerging Growth Series - Initial Class...   1,429,055   4,438,260
MFS VIT New Discovery Series - Initial Class.....     401,846     387,979
MFS VIT Research Series - Initial Class..........     330,943     182,717
MFS VIT Total Return Series - Initial Class......      79,247      99,703
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I........................................     522,744     260,531
Neuberger Berman AMT Partners Portfolio - Class I      31,247      61,112
Oppenheimer Balanced Fund/VA - Non-Service Shares     572,194     375,375
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares.............................     992,666     129,239
Oppenheimer High Income Fund/VA - Non-Service
  Shares.........................................      22,494       6,390
PIMCO VIT Real Return Portfolio - Administrative
  Class..........................................   2,880,658   4,101,017
PIMCO VIT Short-Term Portfolio - Administrative
  Class..........................................   1,010,464   2,191,205
PIMCO VIT Total Return Portfolio -
  Administrative Class...........................  15,403,279   4,244,099
Pioneer Fund VCT Portfolio - Class I.............     232,964     360,435
Pioneer Growth Opportunities VCT Portfolio -
  Class I........................................     285,936     934,174
Putnam VT Diversified Income Fund - Class IB.....   1,027,927     321,407
Putnam VT Growth and Income Fund - Class IB......   1,671,829   1,932,100
Putnam VT International Growth and Income Fund -
  Class IB.......................................   2,120,216   2,416,267
Putnam VT Small Cap Value Fund - Class IB........      41,293     107,787
Putnam VT Vista Fund - Class IB..................      41,206       3,761
Putnam VT Voyager Fund - Class IB................      82,503      33,211
Scudder VIT Equity 500 Index Fund - Class A......       1,396      20,223
SunAmerica - Aggressive Growth Portfolio - Class
  1..............................................     296,930      32,346
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1........................................     239,182      69,682
UIF Equity Growth Portfolio - Class I............     310,147     384,232

                                   VL-R - 25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note C - Security Purchases and Sales - Continued

For the period ended September 30, 2005, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                   Cost of   Proceeds from
Divisions                                         Purchases      Sales
---------                                        ----------- -------------
UIF High Yield Portfolio - Class I.............. $   982,403  $   380,370
VALIC Company I - International Equities Fund...     293,342      324,294
VALIC Company I - Mid Cap Index Fund............   1,962,725    2,497,519
VALIC Company I - Money Market I Fund...........  14,423,502   19,297,648
VALIC Company I - Nasdaq-100 Index Fund.........     790,723      471,143
VALIC Company I - Science & Technology Fund.....     201,648      264,650
VALIC Company I - Small Cap Index Fund..........     911,083      707,601
VALIC Company I - Stock Index Fund..............   3,633,337    5,856,477
Van Kampen LIT Emerging Growth Portfolio -
  Class I.......................................       2,529        6,047
Van Kampen LIT Government Portfolio - Class I...      27,638       34,257
Van Kampen LIT Growth and Income Portfolio -
  Class I.......................................   5,703,614    1,943,285
Vanguard VIF High Yield Bond Portfolio..........   2,677,582    4,509,672
Vanguard VIF REIT Index Portfolio...............   3,885,712    3,043,176

                                   VL-R - 26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments

The following is a summary of fund shares owned as of September 30, 2005.

                                                                                              Value of
                                                                                 Net Asset Shares at Fair Cost of Shares
Divisions                                                               Shares     Value       Value           Held
---------                                                              --------- --------- -------------- --------------
AIM V.I. International Growth Fund - Series I.........................   318,807  $21.98    $ 7,007,388    $ 5,394,259
AIM V.I. Premier Equity Fund - Series I...............................   581,643   21.92     12,749,607     12,292,018
Alger American Leveraged AllCap Portfolio - Class O Shares............    29,033   33.19        963,619        857,047
Alger American MidCap Growth Portfolio - Class O Shares...............    63,204   21.69      1,370,891      1,193,955
American Century VP Value Fund - Class I.............................. 1,840,379    7.90     14,538,991     13,798,801
Credit Suisse Small Cap Growth Portfolio..............................   110,779   15.21      1,684,941      1,545,812
Dreyfus IP MidCap Stock Portfolio - Initial shares....................   261,252   18.75      4,898,467      3,938,848
Dreyfus VIF Developing Leaders Portfolio - Initial shares.............   270,136   43.04     11,626,665      9,425,453
Dreyfus VIF Quality Bond Portfolio - Initial shares...................   703,361   11.34      7,976,116      8,081,033
Fidelity VIP Asset Manager Portfolio - Service Class 2................   343,367   14.46      4,965,085      4,656,978
Fidelity VIP Contrafund Portfolio - Service Class 2...................   781,509   29.56     23,101,417     18,402,441
Fidelity VIP Equity-Income Portfolio - Service Class 2................   665,148   24.44     16,256,223     14,380,538
Fidelity VIP Growth Portfolio - Service Class 2.......................   361,605   32.27     11,669,007     10,430,892
Fidelity VIP Mid Cap Portfolio - Service Class 2......................   123,058   33.35      4,103,985      3,639,656
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class
  2...................................................................   257,645   16.49      4,248,573      3,959,997
Franklin Templeton - Franklin Small-Mid Cap Growth Securities Fund -
  Class 2.............................................................     6,737   19.96        134,472        115,802
Franklin Templeton - Franklin U.S. Government Fund - Class 2.......... 1,060,085   12.50     13,251,061     13,710,707
Franklin Templeton - Mutual Shares Securities Fund - Class 2..........   521,849   17.63      9,200,206      6,992,645
Franklin Templeton - Templeton Foreign Securities Fund - Class 2......   709,670   15.27     10,836,666      8,188,163
Goldman Sachs Capital Growth Fund.....................................   795,745   10.36      8,243,919      7,469,608
Janus Aspen Series International Growth Portfolio - Service Shares....   131,627   32.32      4,254,199      2,986,979
Janus Aspen Series Mid Cap Growth Portfolio - Service Shares..........    96,056   27.40      2,631,938      1,877,382
Janus Aspen Series Worldwide Growth Portfolio - Service Shares........   140,464   26.93      3,782,704      3,300,182
JPMorgan Mid Cap Value Portfolio......................................   153,957   27.55      4,241,515      4,008,345
JPMorgan Small Company Portfolio......................................   114,719   15.86      1,819,442      1,753,835
MFS VIT Capital Opportunities Series - Initial Class..................   306,554   13.42      4,113,952      3,577,436
MFS VIT Emerging Growth Series - Initial Class........................   658,172   18.35     12,077,464     10,443,442
MFS VIT New Discovery Series - Initial Class..........................   233,362   15.08      3,519,096      2,992,866
MFS VIT Research Series - Initial Class...............................   126,061   16.03      2,020,764      1,645,219
MFS VIT Total Return Series - Initial Class...........................    41,733   20.54        857,199        773,146
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I...............   172,017   19.61      3,373,254      2,604,790
Neuberger Berman AMT Partners Portfolio - Class I.....................     5,771   21.30        122,916         92,828
Oppenheimer Balanced Fund/VA - Non-Service Shares.....................    50,074   17.18        860,279        813,974
Oppenheimer Global Securities Fund/VA - Non-Service Shares............    66,519   31.90      2,121,944      1,814,716
Oppenheimer High Income Fund/VA - Non-Service Shares..................    13,352    8.36        111,619        106,813
PIMCO VIT Real Return Portfolio - Administrative Class................   914,351   13.01     11,895,701     11,494,283
PIMCO VIT Short-Term Portfolio - Administrative Class.................   477,859   10.06      4,807,266      4,821,456
PIMCO VIT Total Return Portfolio - Administrative Class............... 2,192,199   10.49     22,996,164     22,961,994
Pioneer Fund VCT Portfolio - Class I..................................   156,314   21.11      3,299,783      3,149,032
Pioneer Growth Opportunities VCT Portfolio - Class I..................   209,553   25.05      5,249,302      4,845,381
Putnam VT Diversified Income Fund - Class IB..........................   903,539    8.72      7,878,856      7,852,558
Putnam VT Growth and Income Fund - Class IB...........................   699,405   25.83     18,065,636     15,410,430
Putnam VT International Growth and Income Fund - Class IB.............   382,966   14.63      5,602,798      4,283,405
Putnam VT Small Cap Value Fund - Class IB.............................    18,642   22.79        424,855        286,443
Putnam VT Vista Fund - Class IB.......................................     9,812   13.45        131,976        107,248
Putnam VT Voyager Fund - Class IB.....................................    14,091   27.63        389,323        350,125
SunAmerica - Aggressive Growth Portfolio - Class 1....................    75,486   11.02        832,228        699,584
SunAmerica - SunAmerica Balanced Portfolio - Class 1..................    64,668   14.11        912,662        856,771

                                   VL-R - 27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note D - Investments - Continued

The following is a summary of fund shares owned as of September 30, 2005.

                                                                   Net Asset Value of Shares Cost of Shares
Divisions                                                 Shares     Value    at Fair Value       Held
---------                                               ---------- --------- --------------- --------------
UIF Equity Growth Portfolio - Class I..................    264,821  $14.67     $ 3,884,918    $ 3,440,361
UIF High Yield Portfolio - Class I.....................    321,641    6.76       2,174,292      2,189,038
VALIC Company I - International Equities Fund..........    241,318    8.50       2,051,203      1,561,041
VALIC Company I - Mid Cap Index Fund...................    699,945   22.98      16,084,742     12,408,405
VALIC Company I - Money Market I Fund.................. 29,671,988    1.00      29,671,988     29,671,988
VALIC Company I - Nasdaq-100 Index Fund................    884,994    4.44       3,929,372      3,192,337
VALIC Company I - Science & Technology Fund............    102,214   11.62       1,187,723      1,034,066
VALIC Company I - Small Cap Index Fund.................    321,385   16.44       5,283,568      4,184,874
VALIC Company I - Stock Index Fund.....................  1,117,965   33.22      37,138,791     32,443,011
Van Kampen LIT Emerging Growth Portfolio - Class I.....      2,051   27.44          56,283         44,284
Van Kampen LIT Government Portfolio - Class I..........     18,115    9.35         169,372        171,810
Van Kampen LIT Growth and Income Portfolio - Class I...    489,602   20.16       9,870,386      8,769,549
Vanguard VIF High Yield Bond Portfolio.................    596,068    8.48       5,054,659      5,154,850
Vanguard VIF REIT Index Portfolio......................    579,168   19.92      11,537,034      9,534,834

                                   VL-R - 28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units

Summary of Changes in Units for the period ended September 30, 2005.

                                                                        Net
                                         Accumulation  Accumulation   Increase
Divisions                                Units Issued Units Redeemed (Decrease)
---------                                ------------ -------------- ----------
AIM V.I. International Growth Fund -
  Series I
   AG Legacy Plus.......................     8,102         (1,337)      6,765
   Corporate America....................        12         (2,903)     (2,891)
   Corporate America (reduced surrender
     charge)............................       372            (13)        359
   Platinum Investor I & II.............    30,339        (56,120)    (25,781)
   Platinum Investor III................    40,007       (121,095)    (81,088)
   Platinum Investor IV.................     7,797           (624)      7,173
   Platinum Investor FlexDirector.......        96             (8)         88
   Platinum Investor PLUS...............     6,032         (1,480)      4,552
   Platinum Investor Survivor...........     1,470        (20,753)    (19,283)
   Platinum Investor Survivor II........       793        (15,546)    (14,753)
AIM V.I. Premier Equity Fund - Series I
   Corporate America....................        22           (182)       (160)
   Platinum Investor I & II.............    77,182       (139,371)    (62,189)
   Platinum Investor III................    97,390       (115,596)    (18,206)
   Platinum Investor IV.................     4,642           (387)      4,255
   Platinum Investor FlexDirector.......         3             (8)         (5)
   Platinum Investor PLUS...............     5,127         (2,524)      2,603
   Platinum Investor Survivor...........    11,042        (13,989)     (2,947)
   Platinum Investor Survivor II........     1,378           (905)        473
Alger American Leveraged AllCap
  Portfolio - Class O Shares
   Platinum Investor I & II.............     7,755            (98)      7,657
   Platinum Investor III................    19,054         (4,128)     14,926
   Platinum Investor IV.................     2,049           (160)      1,889
   Platinum Investor FlexDirector.......        96             (5)         91
   Platinum Investor PLUS...............     3,257         (1,055)      2,202
   Platinum Investor Survivor...........       111           (104)          7
   Platinum Investor Survivor II........        46             (1)         45
Alger American MidCap Growth Portfolio
  - Class O Shares
   Corporate America (reduced surrender
     charge)............................       593             --         593
   Platinum Investor I & II.............       147           (257)       (110)
   Platinum Investor III................    19,103         (6,375)     12,728
   Platinum Investor IV.................     2,388           (258)      2,130
   Platinum Investor FlexDirector.......       952           (297)        655
   Platinum Investor PLUS...............     2,350         (1,289)      1,061
   Platinum Investor Survivor...........       843           (102)        741
   Platinum Investor Survivor II........     1,399           (170)      1,229
American Century VP Value Fund - Class I
   AG Legacy Plus.......................     1,245         (4,837)     (3,592)
   Corporate America....................        --           (469)       (469)
   Corporate America (reduced surrender
     charge)............................     5,873           (250)      5,623
   Platinum Investor I & II.............    45,863        (27,525)     18,338
   Platinum Investor III................    81,347        (87,771)     (6,424)
   Platinum Investor IV.................    16,441           (915)     15,526
   Platinum Investor FlexDirector.......        17            (17)         --
   Platinum Investor PLUS...............    20,286         (7,376)     12,910
   Platinum Investor Survivor...........     1,845         (9,271)     (7,426)
   Platinum Investor Survivor II........     4,760        (35,361)    (30,601)
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II.............     4,716        (16,318)    (11,602)

                                   VL-R - 29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Credit Suisse Small Cap Growth
  Portfolio - Continued
   Platinum Investor III................    27,455       (47,189)      (19,734)
   Platinum Investor IV.................     1,873          (172)        1,701
   Platinum Investor FlexDirector.......       831           (74)          757
   Platinum Investor PLUS...............     4,439        (1,955)        2,484
   Platinum Investor Survivor...........       375          (138)          237
   Platinum Investor Survivor II........       513          (157)          356
Dreyfus IP MidCap Stock Portfolio -
  Initial shares
   Platinum Investor I & II.............    45,164        (9,961)       35,203
   Platinum Investor III................    44,662       (23,870)       20,792
   Platinum Investor IV.................     2,407          (242)        2,165
   Platinum Investor FlexDirector.......         3            (2)            1
   Platinum Investor PLUS...............     5,928        (2,484)        3,444
   Platinum Investor Survivor...........     1,503        (3,715)       (2,212)
   Platinum Investor Survivor II........     3,892          (564)        3,328
Dreyfus VIF Developing Leaders
  Portfolio - Initial shares
   Corporate America....................        13        (5,599)       (5,586)
   Corporate America (reduced surrender
     charge)............................       833            (2)          831
   Platinum Investor I & II.............    34,360       (58,059)      (23,699)
   Platinum Investor III................    89,537       (93,836)       (4,299)
   Platinum Investor IV.................     3,496          (369)        3,127
   Platinum Investor FlexDirector.......       503            --           503
   Platinum Investor PLUS...............     9,711        (4,458)        5,253
   Platinum Investor Survivor...........     2,990        (6,898)       (3,908)
   Platinum Investor Survivor II........     2,897       (23,443)      (20,546)
Dreyfus VIF Quality Bond Portfolio -
  Initial shares
   Corporate America....................         7        (4,421)       (4,414)
   Corporate America (reduced surrender
     charge)............................     3,284           (19)        3,265
   Platinum Investor I & II.............    11,220       (25,888)      (14,668)
   Platinum Investor III................    62,447       (57,927)        4,520
   Platinum Investor IV.................     4,491          (270)        4,221
   Platinum Investor PLUS...............     6,027        (3,352)        2,675
   Platinum Investor Survivor...........       766        (8,542)       (7,776)
   Platinum Investor Survivor II........     3,001        (3,174)         (173)
Fidelity VIP Asset Manager Portfolio -
  Service Class 2
   AG Legacy Plus.......................       105        (2,795)       (2,690)
   Platinum Investor I & II.............     1,734       (30,305)      (28,571)
   Platinum Investor III................    62,251       (31,133)       31,118
   Platinum Investor IV.................     3,136          (215)        2,921
   Platinum Investor FlexDirector.......       741            (7)          734
   Platinum Investor PLUS...............     8,658        (3,086)        5,572
   Platinum Investor Survivor...........     1,157          (564)          593
   Platinum Investor Survivor II........     1,855        (3,459)       (1,604)
Fidelity VIP Contrafund Portfolio -
  Service Class 2
   AG Legacy Plus.......................     1,150        (4,139)       (2,989)
   Corporate America....................        --        (1,348)       (1,348)
   Corporate America (reduced surrender
     charge)............................     3,671          (281)        3,390
   Platinum Investor I & II.............    81,508       (28,037)       53,471
   Platinum Investor III................   292,954       (89,904)      203,050
   Platinum Investor IV.................    26,100        (1,451)       24,649
   Platinum Investor FlexDirector.......     5,056           (11)        5,045

                                   VL-R - 30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Fidelity VIP Contrafund Portfolio -
  Service Class 2 - Continued
   Platinum Investor PLUS...............    66,975        (11,386)       55,589
   Platinum Investor Survivor...........    17,244         (3,605)       13,639
   Platinum Investor Survivor II........    12,590         (2,221)       10,369
Fidelity VIP Equity-Income Portfolio -
  Service Class 2
   AG Legacy Plus.......................     2,220         (6,195)       (3,975)
   Corporate America....................        --        (14,816)      (14,816)
   Corporate America (reduced surrender
     charge)............................     9,852           (253)        9,599
   Platinum Investor I & II.............    28,102       (110,331)      (82,229)
   Platinum Investor III................   148,544       (184,594)      (36,050)
   Platinum Investor IV.................    15,315           (958)       14,357
   Platinum Investor FlexDirector.......       261            (42)          219
   Platinum Investor PLUS...............    23,555         (9,664)       13,891
   Platinum Investor Survivor...........    11,830        (24,735)      (12,905)
   Platinum Investor Survivor II........     3,071        (13,383)      (10,312)
Fidelity VIP Growth Portfolio - Service
  Class 2
   AG Legacy Plus.......................       765         (1,956)       (1,191)
   Corporate America....................        --         (5,424)       (5,424)
   Corporate America (reduced surrender
     charge)............................     5,383            (68)        5,315
   Platinum Investor I & II.............    23,563       (144,190)     (120,627)
   Platinum Investor III................   229,669       (147,725)       81,944
   Platinum Investor IV.................    14,535         (1,085)       13,450
   Platinum Investor FlexDirector.......     1,372         (4,371)       (2,999)
   Platinum Investor PLUS...............    30,540        (13,199)       17,341
   Platinum Investor Survivor...........     6,389        (16,316)       (9,927)
   Platinum Investor Survivor II........     4,293         (3,196)        1,097
Fidelity VIP Mid Cap Portfolio -
  Service Class 2
   Corporate America (reduced surrender
     charge)............................    10,984           (107)       10,877
   Platinum Investor I & II.............       130        (12,561)      (12,431)
   Platinum Investor III................   130,311         (7,829)      122,482
   Platinum Investor IV.................     9,530           (787)        8,743
   Platinum Investor FlexDirector.......        23            (26)           (3)
   Platinum Investor PLUS...............     4,922         (1,489)        3,433
   Platinum Investor Survivor...........    11,309           (150)       11,159
   Platinum Investor Survivor II........     8,359           (149)        8,210
Franklin Templeton - Franklin Small Cap
  Value Securities Fund - Class 2
   Corporate America (reduced surrender
     charge)............................     1,445            (14)        1,431
   Platinum Investor I & II.............     6,506           (489)        6,017
   Platinum Investor III................   138,841         (6,757)      132,084
   Platinum Investor IV.................    10,583           (568)       10,015
   Platinum Investor FlexDirector.......        --            (28)          (28)
   Platinum Investor PLUS...............     8,393         (2,113)        6,280
   Platinum Investor Survivor...........    11,629           (488)       11,141
   Platinum Investor Survivor II........    10,530           (121)       10,409
Franklin Templeton - Franklin Small-Mid
  Cap Growth Securities Fund - Class 2
   AG Legacy Plus.......................       187         (3,858)       (3,671)
Franklin Templeton - Franklin U.S.
  Government Fund - Class 2
   Platinum Investor I & II.............    53,602         (5,959)       47,643
   Platinum Investor III................   131,905        (60,711)       71,194
   Platinum Investor IV.................     4,091           (288)        3,803
   Platinum Investor PLUS...............     4,642         (3,497)        1,145

                                   VL-R - 31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Franklin Templeton - Franklin U.S.
  Government Fund - Class 2 - Continued
   Platinum Investor Survivor...........     7,340           (37)        7,303
   Platinum Investor Survivor II........    15,949        (3,831)       12,118
Franklin Templeton - Mutual Shares
  Securities Fund - Class 2
   Platinum Investor I & II.............    57,536        (5,058)       52,478
   Platinum Investor III................    35,372       (30,277)        5,095
   Platinum Investor IV.................     7,203          (480)        6,723
   Platinum Investor FlexDirector.......     3,112            (9)        3,103
   Platinum Investor PLUS...............    11,415        (3,862)        7,553
   Platinum Investor Survivor...........       303           (79)          224
   Platinum Investor Survivor II........     1,453        (1,140)          313
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2
   AG Legacy Plus.......................       611        (2,973)       (2,362)
   Platinum Investor I & II.............    13,258       (46,618)      (33,360)
   Platinum Investor III................    31,376       (85,850)      (54,474)
   Platinum Investor IV.................    10,676          (603)       10,073
   Platinum Investor FlexDirector.......     1,054           (34)        1,020
   Platinum Investor PLUS...............    10,342        (3,115)        7,227
   Platinum Investor Survivor...........       589       (14,896)      (14,307)
   Platinum Investor Survivor II........     1,000        (5,424)       (4,424)
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II.............        --          (485)         (485)
   Platinum Investor III................        --        (1,446)       (1,446)
   Platinum Investor PLUS...............        --            (1)           (1)
   Platinum Investor Survivor...........        --       (27,065)      (27,065)
   Platinum Investor Survivor II........        --       (12,760)      (12,760)
Janus Aspen Series International Growth
  Portfolio - Service Shares
   Corporate America....................        --        (3,189)       (3,189)
   Platinum Investor I & II.............    13,594       (10,330)        3,264
   Platinum Investor III................    43,117       (27,868)       15,249
   Platinum Investor IV.................     6,811          (475)        6,336
   Platinum Investor FlexDirector.......     1,992        (1,176)          816
   Platinum Investor PLUS...............     3,308        (1,428)        1,880
   Platinum Investor Survivor...........     6,107        (3,011)        3,096
   Platinum Investor Survivor II........     1,904          (400)        1,504
Janus Aspen Series Mid Cap Growth
  Portfolio - Service Shares
   Corporate America....................        --          (167)         (167)
   Platinum Investor I & II.............     4,856        (5,370)         (514)
   Platinum Investor III................    64,309       (87,007)      (22,698)
   Platinum Investor IV.................     1,595          (120)        1,475
   Platinum Investor PLUS...............     3,031        (1,314)        1,717
   Platinum Investor Survivor...........     2,465       (19,798)      (17,333)
   Platinum Investor Survivor II........       916        (2,457)       (1,541)
Janus Aspen Series Worldwide Growth
  Portfolio - Service Shares
   Corporate America....................        --        (6,619)       (6,619)
   Corporate America (reduced surrender
     charge)............................     3,732           (39)        3,693
   Platinum Investor I & II.............     2,551       (15,310)      (12,759)
   Platinum Investor III................    71,043       (76,206)       (5,163)
   Platinum Investor IV.................     3,980          (161)        3,819
   Platinum Investor PLUS...............     4,035        (2,241)        1,794
   Platinum Investor Survivor...........     4,213       (15,302)      (11,089)

                                   VL-R - 32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                       Accumulation  Accumulation  Net Increase
Divisions                              Units Issued Units Redeemed  (Decrease)
---------                              ------------ -------------- ------------
Janus Aspen Series Worldwide Growth
  Portfolio - Service Shares -
  Continued
   Platinum Investor Survivor II......     2,632        (18,149)      (15,517)
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II...........     4,830           (116)        4,714
   Platinum Investor III..............   178,849         (3,963)      174,886
   Platinum Investor IV...............     6,843           (344)        6,499
   Platinum Investor PLUS.............    15,800           (929)       14,871
   Platinum Investor Survivor.........    17,713            (72)       17,641
   Platinum Investor Survivor II......    14,582           (103)       14,479
JPMorgan Small Company Portfolio
   Platinum Investor I & II...........     3,151         (8,245)       (5,094)
   Platinum Investor III..............    19,907        (24,611)       (4,704)
   Platinum Investor IV...............     2,423           (282)        2,141
   Platinum Investor FlexDirector.....        70            (10)           60
   Platinum Investor PLUS.............     4,699         (1,418)        3,281
   Platinum Investor Survivor.........       135           (291)         (156)
   Platinum Investor Survivor II......     2,594           (237)        2,357
MFS VIT Capital Opportunities Series
  - Initial Class
   Platinum Investor I & II...........     3,282        (12,733)       (9,451)
   Platinum Investor III..............    78,171        (90,684)      (12,513)
   Platinum Investor IV...............     2,394           (162)        2,232
   Platinum Investor FlexDirector.....         4             (5)           (1)
   Platinum Investor PLUS.............    11,820         (4,564)        7,256
   Platinum Investor Survivor.........     3,602         (8,089)       (4,487)
   Platinum Investor Survivor II......       723           (394)          329
MFS VIT Emerging Growth Series -
  Initial Class
   AG Legacy Plus.....................       470         (1,105)         (635)
   Corporate America..................        --         (1,040)       (1,040)
   Corporate America (reduced
     surrender charge)................        40            (19)           21
   Platinum Investor I & II...........    89,568       (157,243)      (67,675)
   Platinum Investor III..............   123,405       (468,571)     (345,166)
   Platinum Investor IV...............     2,822           (136)        2,686
   Platinum Investor FlexDirector.....        --            (33)          (33)
   Platinum Investor PLUS.............    11,253         (5,029)        6,224
   Platinum Investor Survivor.........    15,278        (68,201)      (52,923)
   Platinum Investor Survivor II......       686        (29,335)      (28,649)
MFS VIT New Discovery Series -
  Initial Class
   AG Legacy Plus.....................     5,278         (1,327)        3,951
   Corporate America..................        --           (194)         (194)
   Platinum Investor I & II...........     3,993        (19,494)      (15,501)
   Platinum Investor III..............    54,521        (45,982)        8,539
   Platinum Investor IV...............     2,500           (121)        2,379
   Platinum Investor FlexDirector.....         3            (10)           (7)
   Platinum Investor PLUS.............     5,460         (2,617)        2,843
   Platinum Investor Survivor.........     1,978         (1,155)          823
   Platinum Investor Survivor II......     1,123           (847)          276
MFS VIT Research Series - Initial
  Class
   Corporate America..................        --         (3,158)       (3,158)
   Corporate America (reduced
     surrender charge)................       134           (134)           --
   Platinum Investor I & II...........     2,815         (6,750)       (3,935)
   Platinum Investor III..............    44,474        (24,521)       19,953

                                   VL-R - 33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                       Accumulation  Accumulation  Net Increase
Divisions                              Units Issued Units Redeemed  (Decrease)
---------                              ------------ -------------- ------------
MFS VIT Research Series - Initial
  Class - Continued
   Platinum Investor IV...............     1,685            (59)       1,626
   Platinum Investor FlexDirector.....        --             (3)          (3)
   Platinum Investor PLUS.............     3,356           (889)       2,467
   Platinum Investor Survivor.........     2,543         (1,672)         871
   Platinum Investor Survivor II......       427           (439)         (12)
MFS VIT Total Return Series - Initial
  Class
   AG Legacy Plus.....................     3,236        (14,223)     (10,987)
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I
   Corporate America..................        --         (1,789)      (1,789)
   Corporate America (reduced
     surrender charge)................       369             (5)         364
   Platinum Investor I & II...........     6,843         (7,692)        (849)
   Platinum Investor III..............    58,016        (38,780)      19,236
   Platinum Investor IV...............     3,635           (146)       3,489
   Platinum Investor FlexDirector.....       229             (5)         224
   Platinum Investor PLUS.............    14,051         (4,492)       9,559
   Platinum Investor Survivor.........     7,871         (8,721)        (850)
   Platinum Investor Survivor II......     2,885           (745)       2,140
Neuberger Berman AMT Partners
  Portfolio - Class I
   AG Legacy Plus.....................        82         (2,846)      (2,764)
Oppenheimer Balanced Fund/VA -
  Non-Service Shares
   Platinum Investor I & II...........    10,135           (197)       9,938
   Platinum Investor III..............    12,575         (3,911)       8,664
   Platinum Investor IV...............     6,214           (243)       5,971
   Platinum Investor FlexDirector.....        43             (6)          37
   Platinum Investor PLUS.............     7,162        (17,464)     (10,302)
   Platinum Investor Survivor.........       350           (350)          --
   Platinum Investor Survivor II......       174           (192)         (18)
Oppenheimer Global Securities Fund/VA
  - Non-Service Shares
   Platinum Investor I & II...........    13,569         (4,384)       9,185
   Platinum Investor III..............    36,760         (7,439)      29,321
   Platinum Investor IV...............     9,465           (631)       8,834
   Platinum Investor FlexDirector.....        11             (4)           7
   Platinum Investor PLUS.............     3,739         (1,371)       2,368
   Platinum Investor Survivor.........     2,469            (93)       2,376
   Platinum Investor Survivor II......     2,956            (71)       2,885
Oppenheimer High Income Fund/VA -
  Non-Service Shares
   AG Legacy Plus.....................     1,203           (356)         847
PIMCO VIT Real Return Portfolio -
  Administrative Class
   AG Legacy Plus.....................     2,755        (11,360)      (8,605)
   Corporate America..................        --            (74)         (74)
   Corporate America (reduced
     surrender charge)................     4,110            (37)       4,073
   Platinum Investor I & II...........    29,248        (12,324)      16,924
   Platinum Investor III..............    73,098       (156,250)     (83,152)
   Platinum Investor IV...............     8,868           (392)       8,476
   Platinum Investor FlexDirector.....        32            (23)           9
   Platinum Investor PLUS.............     9,906         (6,409)       3,497
   Platinum Investor Survivor.........       966        (16,151)     (15,185)
   Platinum Investor Survivor II......     5,361        (19,608)     (14,247)
PIMCO VIT Short-Term Portfolio -
  Administrative Class
   Corporate America..................        --        (20,637)     (20,637)

                                   VL-R - 34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                       Accumulation  Accumulation  Net Increase
Divisions                              Units Issued Units Redeemed  (Decrease)
---------                              ------------ -------------- ------------
PIMCO VIT Short-Term Portfolio -
  Administrative Class - Continued
   Platinum Investor I & II...........    10,856       (115,924)     (105,068)
   Platinum Investor III..............    36,849        (29,145)        7,704
   Platinum Investor IV...............     9,951           (644)        9,307
   Platinum Investor FlexDirector.....     2,336           (346)        1,990
   Platinum Investor PLUS.............     7,344         (2,120)        5,224
   Platinum Investor Survivor.........       696         (8,556)       (7,860)
   Platinum Investor Survivor II......     1,578         (2,559)         (981)
PIMCO VIT Total Return Portfolio -
  Administrative Class
   AG Legacy Plus.....................     5,740         (5,563)          177
   Corporate America..................        --         (8,965)       (8,965)
   Corporate America (reduced
     surrender charge)................     3,935            (17)        3,918
   Platinum Investor I & II...........    71,722        (17,247)       54,475
   Platinum Investor III..............   718,428        (72,710)      645,718
   Platinum Investor IV...............    16,979         (1,103)       15,876
   Platinum Investor FlexDirector.....     2,845           (350)        2,495
   Platinum Investor PLUS.............    20,900         (8,015)       12,885
   Platinum Investor Survivor.........    58,229         (2,848)       55,381
   Platinum Investor Survivor II......    55,968         (3,289)       52,679
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II...........    19,011        (31,017)      (12,006)
   Platinum Investor III..............     7,870         (9,468)       (1,598)
   Platinum Investor PLUS.............       152           (126)           26
   Platinum Investor Survivor.........     1,197         (1,904)         (707)
   Platinum Investor Survivor II......       231            (47)          184
Pioneer Growth Opportunities VCT
  Portfolio - Class I
   Corporate America..................         9            (75)          (66)
   Platinum Investor I & II...........    26,755        (63,046)      (36,291)
   Platinum Investor III..............    22,123        (24,956)       (2,833)
   Platinum Investor PLUS.............       824           (454)          370
   Platinum Investor Survivor.........       524         (2,539)       (2,015)
   Platinum Investor Survivor II......        46        (19,758)      (19,712)
Putnam VT Diversified Income Fund -
  Class IB
   AG Legacy Plus.....................     1,140           (509)          631
   Corporate America..................        (3)        (4,338)       (4,341)
   Corporate America (reduced
     surrender charge)................     8,302            (94)        8,208
   Platinum Investor I & II...........    12,748        (10,903)        1,845
   Platinum Investor III..............    14,528         (8,848)        5,680
   Platinum Investor IV...............     2,864           (128)        2,736
   Platinum Investor FlexDirector.....        --             (3)           (3)
   Platinum Investor PLUS.............     1,948         (1,043)          905
   Platinum Investor Survivor.........        --           (696)         (696)
   Platinum Investor Survivor II......       839           (362)          477
Putnam VT Growth and Income Fund -
  Class IB
   Corporate America..................        (4)       (16,101)      (16,105)
   Corporate America (reduced
     surrender charge)................    13,151           (481)       12,670
   Platinum Investor I & II...........    33,258       (118,748)      (85,490)
   Platinum Investor III..............   104,020        (74,405)       29,615
   Platinum Investor IV...............    14,559         (1,215)       13,344
   Platinum Investor FlexDirector.....     1,853           (120)        1,733
   Platinum Investor PLUS.............    10,641         (4,642)        5,999

                                   VL-R - 35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Putnam VT Growth and Income Fund -
  Class IB - Continued
   Platinum Investor Survivor...........     7,024        (7,047)          (23)
   Platinum Investor Survivor II........     2,513        (1,128)        1,385
Putnam VT International Growth and
  Income Fund - Class IB
   Corporate America....................        --        (2,293)       (2,293)
   Corporate America (reduced surrender
     charge)............................       125            --           125
   Platinum Investor I & II.............    13,389       (29,635)      (16,246)
   Platinum Investor III................    44,682       (64,624)      (19,942)
   Platinum Investor IV.................     6,977          (457)        6,520
   Platinum Investor FlexDirector.......         8           (18)          (10)
   Platinum Investor PLUS...............     5,230        (1,607)        3,623
   Platinum Investor Survivor...........     3,154        (1,496)        1,658
   Platinum Investor Survivor II........       455          (549)          (94)
Putnam VT Small Cap Value Fund - Class
  IB
   AG Legacy Plus.......................       462        (5,279)       (4,817)
Putnam VT Vista Fund - Class IB
   AG Legacy Plus.......................     7,700          (791)        6,909
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus.......................    14,630        (5,525)        9,105
Scudder VIT Equity 500 Index Fund -
  Class A
   Legacy Plus..........................       129        (1,986)       (1,857)
SunAmerica - Aggressive Growth
  Portfolio - Class 1
   Platinum Investor I & II.............     6,254          (587)        5,667
   Platinum Investor III................    18,230        (5,594)       12,636
   Platinum Investor IV.................     2,333          (196)        2,137
   Platinum Investor PLUS...............     2,938          (978)        1,960
   Platinum Investor Survivor...........        27          (121)          (94)
   Platinum Investor Survivor II........       221           (48)          173
SunAmerica - SunAmerica Balanced
  Portfolio - Class 1
   Platinum Investor I & II.............       623          (120)          503
   Platinum Investor III................    19,375        (8,966)       10,409
   Platinum Investor IV.................     3,063          (184)        2,879
   Platinum Investor PLUS...............     4,874        (2,462)        2,412
   Platinum Investor Survivor II........       507          (217)          290
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II.............    39,093       (48,774)       (9,681)
   Platinum Investor III................    14,351       (10,870)        3,481
   Platinum Investor IV.................       952          (106)          846
   Platinum Investor PLUS...............     1,032          (537)          495
   Platinum Investor Survivor...........     1,359        (3,253)       (1,894)
   Platinum Investor Survivor II........       167           (40)          127
UIF High Yield Portfolio - Class I
   Platinum Investor I & II.............     6,091       (17,677)      (11,586)
   Platinum Investor III................     4,399        (5,008)         (609)
   Platinum Investor IV.................       242           (28)          214
   Platinum Investor FlexDirector.......       408           (27)          381
   Platinum Investor PLUS...............     1,092          (387)          705
   Platinum Investor Survivor...........    59,550        (7,783)       51,767
   Platinum Investor Survivor II........        33          (318)         (285)
VALIC Company I - International
  Equities Fund
   AG Legacy Plus.......................       328        (4,263)       (3,935)

                                   VL-R - 36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
VALIC Company I - International
  Equities Fund - Continued
   Platinum Investor I & II.............     6,833        (11,081)       (4,248)
   Platinum Investor III................    15,742        (16,211)         (469)
   Platinum Investor IV.................     1,692           (189)        1,503
   Platinum Investor FlexDirector.......        --            (35)          (35)
   Platinum Investor PLUS...............     1,842           (729)        1,113
   Platinum Investor Survivor...........     2,214         (1,346)          868
   Platinum Investor Survivor II........       439           (325)          114
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus.......................     1,275         (3,902)       (2,627)
   Corporate America....................        13           (148)         (135)
   Corporate America (reduced surrender
     charge)............................       856            (16)          840
   Platinum Investor I & II.............    27,897        (48,755)      (20,858)
   Platinum Investor III................    66,108        (69,268)       (3,160)
   Platinum Investor IV.................     7,201           (485)        6,716
   Platinum Investor FlexDirector.......        28            (11)           17
   Platinum Investor PLUS...............    11,298        (10,668)          630
   Platinum Investor Survivor...........     3,641         (5,961)       (2,320)
   Platinum Investor Survivor II........     1,511        (13,187)      (11,676)
VALIC Company I - Money Market I Fund
   AG Legacy Plus.......................     2,305         (5,042)       (2,737)
   Corporate America....................        --         (6,349)       (6,349)
   Corporate America (reduced surrender
     charge)............................    38,511        (59,645)      (21,134)
   Legacy Plus..........................        63         (1,149)       (1,086)
   Platinum Investor I & II.............   100,660       (293,478)     (192,818)
   Platinum Investor III................   591,666       (787,871)     (196,205)
   Platinum Investor IV.................   301,129       (272,418)       28,711
   Platinum Investor FlexDirector.......    17,563        (22,449)       (4,886)
   Platinum Investor PLUS...............   148,493       (164,422)      (15,929)
   Platinum Investor Survivor...........    18,269       (104,734)      (86,465)
   Platinum Investor Survivor II........   103,932        (82,676)       21,256
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II.............    23,420        (11,659)       11,761
   Platinum Investor III................    79,200        (56,021)       23,179
   Platinum Investor IV.................     1,149           (103)        1,046
   Platinum Investor FlexDirector.......        27            (27)           --
   Platinum Investor PLUS...............     5,794         (1,754)        4,040
   Platinum Investor Survivor...........     9,425        (26,660)      (17,235)
   Platinum Investor Survivor II........    21,894         (2,580)       19,314
VALIC Company I - Science & Technology
  Fund
   Platinum Investor I & II.............     2,126        (20,614)      (18,488)
   Platinum Investor III................    32,258        (34,065)       (1,807)
   Platinum Investor IV.................       734            (54)          680
   Platinum Investor FlexDirector.......        29            (29)           --
   Platinum Investor PLUS...............     1,060           (863)          197
   Platinum Investor Survivor...........     2,363         (1,812)          551
   Platinum Investor Survivor II........       561           (151)          410
VALIC Company I - Small Cap Index Fund
   Corporate America....................        --         (4,269)       (4,269)
   Platinum Investor I & II.............    16,822         (6,563)       10,259
   Platinum Investor III................    38,396        (26,531)       11,865

                                   VL-R - 37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the period ended September 30, 2005.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
VALIC Company I - Small Cap Index Fund
  - Continued
   Platinum Investor IV.................     6,150           (311)        5,839
   Platinum Investor FlexDirector.......        46            (29)           17
   Platinum Investor PLUS...............     7,811        (11,377)       (3,566)
   Platinum Investor Survivor...........     1,180         (5,733)       (4,553)
   Platinum Investor Survivor II........     1,921           (419)        1,502
VALIC Company I - Stock Index Fund
   AG Legacy Plus.......................     1,159         (5,442)       (4,283)
   Corporate America....................        22         (7,885)       (7,863)
   Corporate America (reduced surrender
     charge)............................     4,085           (185)        3,900
   Platinum Investor I & II.............    93,646       (196,828)     (103,182)
   Platinum Investor III................   216,642       (372,353)     (155,711)
   Platinum Investor IV.................    11,637           (503)       11,134
   Platinum Investor FlexDirector.......     7,390           (152)        7,238
   Platinum Investor PLUS...............    36,127         (7,188)       28,939
   Platinum Investor Survivor...........    16,381        (69,494)      (53,113)
   Platinum Investor Survivor II........     8,015         (4,325)        3,690
Van Kampen LIT Emerging Growth
  Portfolio - Class I
   AG Legacy Plus.......................       804         (1,527)         (723)
Van Kampen LIT Government Portfolio -
  Class I
   AG Legacy Plus.......................     1,681         (2,640)         (959)
Van Kampen LIT Growth and Income
  Portfolio - Class I
   Platinum Investor I & II.............    73,596        (14,607)       58,989
   Platinum Investor III................   210,213        (24,772)      185,441
   Platinum Investor IV.................    13,783           (725)       13,058
   Platinum Investor FlexDirector.......       586            (18)          568
   Platinum Investor PLUS...............     6,409         (2,854)        3,555
   Platinum Investor Survivor...........    23,593         (3,978)       19,615
   Platinum Investor Survivor II........    15,699           (840)       14,859
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender
     charge)............................     1,466             (3)        1,463
   Platinum Investor I & II.............    10,436        (31,482)      (21,046)
   Platinum Investor III................    42,336       (118,301)      (75,965)
   Platinum Investor IV.................     6,962           (518)        6,444
   Platinum Investor FlexDirector.......        18            (18)           --
   Platinum Investor PLUS...............     8,193         (4,015)        4,178
   Platinum Investor Survivor...........     5,552        (72,593)      (67,041)
   Platinum Investor Survivor II........       790        (17,822)      (17,032)
Vanguard VIF REIT Index Portfolio
   Corporate America....................        --            (16)          (16)
   Corporate America (reduced surrender
     charge)............................       574             --           574
   Platinum Investor I & II.............    23,137         (8,070)       15,067
   Platinum Investor III................    50,610        (65,096)      (14,486)
   Platinum Investor IV.................    17,114         (1,227)       15,887
   Platinum Investor FlexDirector.......     1,197            (65)        1,132
   Platinum Investor PLUS...............    13,335        (17,462)       (4,127)
   Platinum Investor Survivor...........     1,806         (6,818)       (5,012)
   Platinum Investor Survivor II........     1,713         (5,709)       (3,996)

                                   VL-R - 38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                    Accumulation
                                       Accumulation    Units     Net Increase
   Divisions                           Units Issued   Redeemed    (Decrease)
   ---------                           ------------ ------------ ------------
   AIM V.I. International Growth Fund
     - Series I
      AG Legacy Plus..................     8,359        (1,179)      7,180
      Corporate America...............       600          (229)        371
      Corporate America (reduced
        surrender charge).............       680            (1)        679
      Platinum Investor I & II........    49,192       (55,963)     (6,771)
      Platinum Investor III...........   211,190       (29,025)    182,165
      Platinum Investor PLUS..........     7,344        (1,271)      6,073
      Platinum Investor Survivor......    27,183        (5,899)     21,284
      Platinum Investor Survivor II...    15,918          (218)     15,700
   AIM V.I. Premier Equity Fund -
     Series I
      Corporate America...............        78          (236)       (158)
      Platinum Investor I & II........   146,834      (152,515)     (5,681)
      Platinum Investor III...........   160,395       (94,147)     66,248
      Platinum Investor FlexDirector..       205            (1)        204
      Platinum Investor PLUS..........    10,275        (2,475)      7,800
      Platinum Investor Survivor......    24,355       (17,775)      6,580
      Platinum Investor Survivor II...     4,256        (1,177)      3,079
   Alger American Leveraged AllCap
     Portfolio - Class O Shares
      Platinum Investor I & II........       141           (43)         98
      Platinum Investor III...........    19,000        (4,298)     14,702
      Platinum Investor PLUS..........     8,707          (879)      7,828
      Platinum Investor Survivor......       163          (151)         12
      Platinum Investor Survivor II...        37           (12)         25
   Alger American MidCap Growth
     Portfolio - Class O Shares
      Platinum Investor I & II........     9,145          (266)      8,879
      Platinum Investor III...........    31,988        (6,373)     25,615
      Platinum Investor FlexDirector..     5,715           (28)      5,687
      Platinum Investor PLUS..........     6,929        (1,158)      5,771
      Platinum Investor Survivor......        --        (1,929)     (1,929)
      Platinum Investor Survivor II...       726          (139)        587
   American Century VP Value Fund -
     Class I
      AG Legacy Plus..................     5,289        (1,997)      3,292
      Corporate America...............        --        (1,685)     (1,685)
      Platinum Investor I & II........    49,139       (27,229)     21,910
      Platinum Investor III...........   221,222       (63,883)    157,339
      Platinum Investor FlexDirector..        34            (3)         31
      Platinum Investor PLUS..........    26,107        (6,885)     19,222
      Platinum Investor Survivor......    12,134        (5,109)      7,025
      Platinum Investor Survivor II...    40,828        (7,494)     33,334
   Credit Suisse Small Cap Growth
     Portfolio
      Platinum Investor I & II........    27,987        (4,094)     23,893
      Platinum Investor III...........    45,006       (19,750)     25,256
      Platinum Investor FlexDirector..     4,748           (25)      4,723
      Platinum Investor PLUS..........     6,102        (1,515)      4,587
      Platinum Investor Survivor......       402        (2,133)     (1,731)

                                   VL-R - 39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                         Accumulation Accumulation Units Net Increase
Divisions                                Units Issued      Redeemed       (Decrease)
---------                                ------------ ------------------ ------------
Credit Suisse Small Cap Growth
  Portfolio - Continued
   Platinum Investor Survivor II........       697             (171)           526
Dreyfus IP MidCap Stock Portfolio -
  Initial shares
   Platinum Investor I & II.............     8,668           (8,177)           491
   Platinum Investor III................    75,184          (32,259)        42,925
   Platinum Investor FlexDirector.......         3               (2)             1
   Platinum Investor PLUS...............     8,283           (2,677)         5,606
   Platinum Investor Survivor...........     3,020           (3,958)          (938)
   Platinum Investor Survivor II........     2,006             (717)         1,289
Dreyfus VIF Developing Leaders
  Portfolio - Initial shares
   Corporate America....................       468           (1,604)        (1,136)
   Platinum Investor I & II.............    54,050          (83,708)       (29,658)
   Platinum Investor III................   146,301          (78,420)        67,881
   Platinum Investor PLUS...............    17,107           (4,983)        12,124
   Platinum Investor Survivor...........    12,265           (7,038)         5,227
   Platinum Investor Survivor II........    20,505           (5,012)        15,493
Dreyfus VIF Quality Bond Portfolio -
  Initial shares
   Corporate America....................        24             (203)          (179)
   Platinum Investor I & II.............    21,635          (62,172)       (40,537)
   Platinum Investor III................    91,238          (48,132)        43,106
   Platinum Investor PLUS...............    10,901           (5,630)         5,271
   Platinum Investor Survivor...........     6,629           (3,817)         2,812
   Platinum Investor Survivor II........     3,327           (1,063)         2,264
Fidelity VIP Asset Manager Portfolio -
  Service Class 2
   AG Legacy Plus.......................     7,329             (595)         6,734
   Platinum Investor I & II.............    47,912          (38,617)         9,295
   Platinum Investor III................    95,379          (33,406)        61,973
   Platinum Investor PLUS...............    13,302           (3,053)        10,249
   Platinum Investor Survivor...........     1,454             (934)           520
   Platinum Investor Survivor II........     4,038           (1,253)         2,785
Fidelity VIP Contrafund Portfolio -
  Service Class 2
   AG Legacy Plus.......................     6,210           (1,554)         4,656
   Corporate America....................       453           (1,743)        (1,290)
   Platinum Investor I & II.............   128,641          (24,241)       104,400
   Platinum Investor III................   439,390         (111,853)       327,537
   Platinum Investor FlexDirector.......       327               (6)           321
   Platinum Investor PLUS...............    54,739          (11,102)        43,637
   Platinum Investor Survivor...........    45,650           (6,646)        39,004
   Platinum Investor Survivor II........    24,415           (1,801)        22,614
Fidelity VIP Equity-Income Portfolio -
  Service Class 2
   AG Legacy Plus.......................    14,306           (3,762)        10,544
   Corporate America....................     1,851           (1,696)           155
   Corporate America (reduced surrender
     charge)............................       716               (2)           714
   Platinum Investor I & II.............    92,724          (23,135)        69,589
   Platinum Investor III................   366,492         (107,400)       259,092

                                   VL-R - 40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                         Accumulation Accumulation Units Net Increase
Divisions                                Units Issued      Redeemed       (Decrease)
---------                                ------------ ------------------ ------------
Fidelity VIP Equity-Income Portfolio -
  Service Class 2 - Continued
   Platinum Investor FlexDirector.......       631              (11)           620
   Platinum Investor PLUS...............    33,742           (8,632)        25,110
   Platinum Investor Survivor...........    51,525           (9,991)        41,534
   Platinum Investor Survivor II........    21,676           (4,040)        17,636
Fidelity VIP Growth Portfolio - Service
  Class 2
   AG Legacy Plus.......................     4,814           (1,430)         3,384
   Corporate America....................        --             (112)          (112)
   Corporate America (reduced surrender
     charge)............................       254               (1)           253
   Platinum Investor I & II.............    73,632          (29,373)        44,259
   Platinum Investor III................   397,150         (163,927)       233,223
   Platinum Investor FlexDirector.......     7,441              (37)         7,404
   Platinum Investor PLUS...............    59,607          (12,115)        47,492
   Platinum Investor Survivor...........     9,347          (17,977)        (8,630)
   Platinum Investor Survivor II........     9,417           (3,959)         5,458
Fidelity VIP Mid Cap Portfolio -
  Service Class 2
   Platinum Investor I & II.............     3,529             (715)         2,814
   Platinum Investor III................    35,382           (4,501)        30,881
   Platinum Investor FlexDirector.......       290               (2)           288
   Platinum Investor PLUS...............     6,300           (1,038)         5,262
   Platinum Investor Survivor...........     1,844              (28)         1,816
   Platinum Investor Survivor II........       399              (56)           343
Franklin Templeton - Franklin Small Cap
  Fund - Class 2
   AG Legacy Plus.......................     2,485           (1,391)         1,094
Franklin Templeton - Franklin Small Cap
  Value Securities Fund - Class 2
   Corporate America (reduced surrender
     charge)............................       464               (1)           463
   Platinum Investor I & II.............    12,041             (359)        11,682
   Platinum Investor III................    31,683           (4,692)        26,991
   Platinum Investor FlexDirector.......       185              (10)           175
   Platinum Investor PLUS...............    11,724           (1,567)        10,157
   Platinum Investor Survivor...........     4,580             (301)         4,279
   Platinum Investor Survivor II........       437             (342)            95
Franklin Templeton - Franklin U.S.
  Government Fund - Class 2
   Platinum Investor I & II.............     1,491          (14,608)       (13,117)
   Platinum Investor III................    29,741          (77,166)       (47,425)
   Platinum Investor PLUS...............    10,411           (4,384)         6,027
   Platinum Investor Survivor...........       338              (12)           326
   Platinum Investor Survivor II........     3,449           (2,022)         1,427
Franklin Templeton - Mutual Shares
  Securities Fund - Class 2
   Platinum Investor I & II.............    38,458           (8,120)        30,338
   Platinum Investor III................    81,677          (40,862)        40,815
   Platinum Investor FlexDirector.......       317               (5)           312
   Platinum Investor PLUS...............    14,479           (3,887)        10,592
   Platinum Investor Survivor...........       428           (1,103)          (675)
   Platinum Investor Survivor II........     4,287           (1,398)         2,889

                                   VL-R - 41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2
   AG Legacy Plus.......................     6,490        (1,168)        5,322
   Platinum Investor I & II.............    78,175        (8,968)       69,207
   Platinum Investor III................   211,466       (40,525)      170,941
   Platinum Investor FlexDirector.......       441            (4)          437
   Platinum Investor PLUS...............    12,149        (2,478)        9,671
   Platinum Investor Survivor...........    16,008        (2,411)       13,597
   Platinum Investor Survivor II........    24,828        (2,596)       22,232
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II.............        --          (867)         (867)
   Platinum Investor III................        --        (1,846)       (1,846)
   Platinum Investor PLUS...............        --            (2)           (2)
   Platinum Investor Survivor...........        --       (36,264)      (36,264)
   Platinum Investor Survivor II........        --       (17,089)      (17,089)
Janus Aspen Series International Growth
  Portfolio - Service Shares
   Corporate America....................        --           (30)          (30)
   Platinum Investor I & II.............    42,750       (11,601)       31,149
   Platinum Investor III................    77,373       (32,460)       44,913
   Platinum Investor FlexDirector.......    12,854           (70)       12,784
   Platinum Investor PLUS...............     5,291        (1,325)        3,966
   Platinum Investor Survivor...........    10,189       (13,854)       (3,665)
   Platinum Investor Survivor II........       866          (782)           84
Janus Aspen Series Mid Cap Growth
  Portfolio - Service Shares
   Corporate America....................        --        (1,858)       (1,858)
   Platinum Investor I & II.............     7,609        (7,789)         (180)
   Platinum Investor III................   120,674       (95,407)       25,267
   Platinum Investor PLUS...............     3,912        (1,441)        2,471
   Platinum Investor Survivor...........     4,546        (7,662)       (3,116)
   Platinum Investor Survivor II........       958          (166)          792
Janus Aspen Series Worldwide Growth
  Portfolio - Service Shares
   Corporate America....................       591        (1,990)       (1,399)
   Platinum Investor I & II.............     7,808       (11,429)       (3,621)
   Platinum Investor III................   114,343       (61,554)       52,789
   Platinum Investor PLUS...............     6,624        (2,480)        4,144
   Platinum Investor Survivor...........     7,099        (6,713)          386
   Platinum Investor Survivor II........    16,801        (3,939)       12,862
JPMorgan Mid Cap Value Portfolio........
   Platinum Investor I & II.............     2,011           (74)        1,937
   Platinum Investor III................    20,807        (3,070)       17,737
   Platinum Investor PLUS...............     4,946          (552)        4,394
   Platinum Investor Survivor...........       245           (38)          207
   Platinum Investor Survivor II........       200           (74)          126
JPMorgan Small Company Portfolio........
   Platinum Investor I & II.............    18,310        (2,141)       16,169
   Platinum Investor III................    55,923       (13,980)       41,943

                                    VL-R-42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                              Accumulation  Accumulation  Net Increase
Divisions                                     Units Issued Units Redeemed  (Decrease)
---------                                     ------------ -------------- ------------
JPMorgan Small Company Portfolio - Continued
   Platinum Investor PLUS....................     5,376           (992)       4,384
   Platinum Investor Survivor................     1,248           (514)         734
   Platinum Investor Survivor II.............     2,774            (97)       2,677
MFS VIT Capital Opportunities Series -
  Initial Class
   Corporate America.........................        --         (3,396)      (3,396)
   Platinum Investor I & II..................     6,040        (15,921)      (9,881)
   Platinum Investor III.....................   136,038        (72,326)      63,712
   Platinum Investor FlexDirector............       173             --          173
   Platinum Investor PLUS....................    24,398         (4,467)      19,931
   Platinum Investor Survivor................     7,259        (12,843)      (5,584)
   Platinum Investor Survivor II.............     1,246           (534)         712
MFS VIT Emerging Growth Series - Initial
  Class
   AG Legacy Plus............................       845           (942)         (97)
   Corporate America.........................        --           (232)        (232)
   Corporate America (reduced surrender
     charge).................................       922             (2)         920
   Platinum Investor I & II..................   132,247       (133,405)      (1,158)
   Platinum Investor III.....................   441,801       (127,638)     314,163
   Platinum Investor FlexDirector............       207            (10)         197
   Platinum Investor PLUS....................    23,594         (4,912)      18,682
   Platinum Investor Survivor................    64,099        (23,781)      40,318
   Platinum Investor Survivor II.............    30,736           (607)      30,129
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus............................     5,396         (1,056)       4,340
   Corporate America.........................        --         (1,449)      (1,449)
   Platinum Investor I & II..................    41,557        (71,031)     (29,474)
   Platinum Investor III.....................    96,661        (39,991)      56,670
   Platinum Investor FlexDirector............       262             (6)         256
   Platinum Investor PLUS....................    11,611         (2,679)       8,932
   Platinum Investor Survivor................     4,788         (7,198)      (2,410)
   Platinum Investor Survivor II.............     1,002        (12,978)     (11,976)
MFS VIT Research Series - Initial Class
   Corporate America.........................        --            (39)         (39)
   Platinum Investor I & II..................     9,479         (6,756)       2,723
   Platinum Investor III.....................    60,663        (29,059)      31,604
   Platinum Investor FlexDirector............       106             --          106
   Platinum Investor PLUS....................     3,785           (963)       2,822
   Platinum Investor Survivor................     2,449         (2,900)        (451)
   Platinum Investor Survivor II.............     2,114           (630)       1,484
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus............................    24,630        (11,595)      13,035
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I
   Corporate America.........................       788             --          788
   Corporate America (reduced surrender
     charge).................................       233             --          233
   Platinum Investor I & II..................    16,311         (7,773)       8,538

                                    VL-R-43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                         Accumulation  Accumulation  Net Increase
Divisions                                Units Issued Units Redeemed  (Decrease)
---------                                ------------ -------------- ------------
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I - Continued
   Platinum Investor III................    90,413       (48,788)       41,625
   Platinum Investor FlexDirector.......       166            --           166
   Platinum Investor PLUS...............    23,788        (4,275)       19,513
   Platinum Investor Survivor...........    20,342        (6,966)       13,376
   Platinum Investor Survivor II........     3,008        (1,449)        1,559
Neuberger Berman AMT Partners Portfolio
  - Class I
   AG Legacy Plus.......................       867          (870)           (3)
Oppenheimer Balanced Fund/VA -
  Non-Service Shares
   Platinum Investor I & II.............     2,533          (140)        2,393
   Platinum Investor III................    27,006        (2,991)       24,015
   Platinum Investor PLUS...............    14,666          (718)       13,948
   Platinum Investor Survivor...........        --            --            --
   Platinum Investor Survivor II........       802          (129)          673
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor I & II.............     2,120            (3)        2,117
   Platinum Investor III................    49,013        (5,649)       43,364
   Platinum Investor FlexDirector.......         4            (2)            2
   Platinum Investor PLUS...............     6,285          (926)        5,359
   Platinum Investor Survivor...........     1,214          (110)        1,104
   Platinum Investor Survivor II........       328          (266)           62
Oppenheimer High Income Fund/VA -
  Non-Service Shares
   AG Legacy Plus.......................     2,267          (440)        1,827
PIMCO VIT Real Return Portfolio -
  Administrative Class
   AG Legacy Plus.......................     4,782        (3,606)        1,176
   Corporate America....................        --           (88)          (88)
   Corporate America (reduced surrender
     charge)............................       754            (1)          753
   Platinum Investor I & II.............    22,076       (17,998)        4,078
   Platinum Investor III................   298,192       (93,486)      204,706
   Platinum Investor FlexDirector.......       305            (7)          298
   Platinum Investor PLUS...............    18,544        (7,623)       10,921
   Platinum Investor Survivor...........    14,284        (4,508)        9,776
   Platinum Investor Survivor II........    27,071        (3,206)       23,865
PIMCO VIT Short-Term Portfolio -
  Administrative Class
   Corporate America....................     9,348        (3,303)        6,045
   Platinum Investor I & II.............    46,142       (24,793)       21,349
   Platinum Investor III................    99,222       (24,830)       74,392
   Platinum Investor FlexDirector.......     4,080           (21)        4,059
   Platinum Investor PLUS...............    10,935        (1,838)        9,097
   Platinum Investor Survivor...........    20,906        (3,262)       17,644
   Platinum Investor Survivor II........     3,316        (2,712)          604
PIMCO VIT Total Return Portfolio -
  Administrative Class
   AG Legacy Plus.......................     5,160        (2,003)        3,157
   Corporate America....................     2,167          (132)        2,035
   Platinum Investor I & II.............    24,815       (34,860)      (10,045)

                                    VL-R-44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                    Accumulation  Accumulation  Net Increase
Divisions                                                           Units Issued Units Redeemed  (Decrease)
---------                                                           ------------ -------------- ------------
PIMCO VIT Total Return Portfolio - Administrative Class - Continued
   Platinum Investor III...........................................   132,133       (100,920)      31,213
   Platinum Investor FlexDirector..................................     6,336            (41)       6,295
   Platinum Investor PLUS..........................................    30,649         (8,015)      22,634
   Platinum Investor Survivor......................................     2,284         (6,870)      (4,586)
   Platinum Investor Survivor II...................................     9,997         (4,158)       5,839
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II........................................   246,612         (4,263)     242,349
   Platinum Investor III...........................................    55,941           (498)      55,443
   Platinum Investor PLUS..........................................     1,005             (7)         998
   Platinum Investor Survivor......................................    28,357           (185)      28,172
   Platinum Investor Survivor II...................................       392             (4)         388
Pioneer Growth Opportunities VCT Portfolio - Class I
   Corporate America...............................................     3,482             (8)       3,474
   Platinum Investor I & II........................................   354,695         (6,863)     347,832
   Platinum Investor III...........................................   139,194         (1,261)     137,933
   Platinum Investor PLUS..........................................     5,023            (44)       4,979
   Platinum Investor Survivor......................................    14,562           (243)      14,319
   Platinum Investor Survivor II...................................    39,332             (6)      39,326
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus..................................................     4,542           (434)       4,108
   Corporate America...............................................   105,949         (4,451)     101,498
   Platinum Investor I & II........................................     5,981        (35,410)     (29,429)
   Platinum Investor III...........................................    18,349        (13,628)       4,721
   Platinum Investor FlexDirector..................................        65             --           65
   Platinum Investor PLUS..........................................     3,002         (1,082)       1,920
   Platinum Investor Survivor......................................       270         (3,345)      (3,075)
   Platinum Investor Survivor II...................................     1,417           (202)       1,215
Putnam VT Growth and Income Fund - Class IB
   Corporate America...............................................   134,475         (6,520)     127,955
   Platinum Investor I & II........................................    56,218        (73,889)     (17,671)
   Platinum Investor III...........................................   146,421        (89,431)      56,990
   Platinum Investor FlexDirector..................................     9,193            (45)       9,148
   Platinum Investor PLUS..........................................    18,714         (5,059)      13,655
   Platinum Investor Survivor......................................    15,931        (20,215)      (4,284)
   Platinum Investor Survivor II...................................     1,590         (1,201)         389
Putnam VT International Growth and Income Fund - Class IB
   Corporate America...............................................       960             (1)         959
   Platinum Investor I & II........................................    22,238        (57,145)     (34,907)
   Platinum Investor III...........................................    40,988        (48,322)      (7,334)
   Platinum Investor FlexDirector..................................       114             (2)         112
   Platinum Investor PLUS..........................................     5,982         (1,774)       4,208
   Platinum Investor Survivor......................................     5,195        (10,780)      (5,585)
   Platinum Investor Survivor II...................................     1,346         (6,192)      (4,846)

                                   VL-R - 45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                     Accumulation  Accumulation  Net Increase
Divisions                                            Units Issued Units Redeemed  (Decrease)
---------                                            ------------ -------------- ------------
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus...................................       712         (1,359)         (647)
Putnam VT Vista Fund - Class IB
   AG Legacy Plus...................................       386           (713)         (327)
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus...................................    12,280         (3,201)        9,079
Safeco RST Core Equity Portfolio
   Platinum Investor I & II.........................    29,337       (305,514)     (276,177)
   Platinum Investor III............................    16,668        (80,604)      (63,936)
   Platinum Investor PLUS...........................       203         (1,041)         (838)
   Platinum Investor Survivor.......................     6,952        (39,189)      (32,237)
   Platinum Investor Survivor II....................       274           (461)         (187)
Safeco RST Growth Opportunities Portfolio
   Corporate America................................        31         (3,402)       (3,371)
   Platinum Investor I & II.........................    33,254       (429,745)     (396,491)
   Platinum Investor III............................    31,627       (152,584)     (120,957)
   Platinum Investor PLUS...........................     1,137         (4,704)       (3,567)
   Platinum Investor Survivor.......................     2,113        (19,131)      (17,018)
   Platinum Investor Survivor II....................    11,326        (34,569)      (23,243)
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus......................................       419           (232)          187
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II.........................       337           (643)         (306)
   Platinum Investor III............................    19,952         (5,233)       14,719
   Platinum Investor PLUS...........................     5,224         (1,000)        4,224
   Platinum Investor Survivor.......................     1,065            (46)        1,019
   Platinum Investor Survivor II....................       189            (70)          119
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II.........................       223           (171)           52
   Platinum Investor III............................    34,706        (10,404)       24,302
   Platinum Investor PLUS...........................     9,680         (2,392)        7,288
   Platinum Investor Survivor II....................     1,009           (166)          843
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II.........................    56,887        (94,152)      (37,265)
   Platinum Investor III............................    27,185        (14,533)       12,652
   Platinum Investor PLUS...........................     2,823           (643)        2,180
   Platinum Investor Survivor.......................     4,070        (10,690)       (6,620)
   Platinum Investor Survivor II....................        99            (21)           78
UIF High Yield Portfolio - Class I
   Platinum Investor I & II.........................    10,395        (42,991)      (32,596)
   Platinum Investor FlexDirector...................     1,743             (8)        1,735
   Platinum Investor III............................    13,057         (5,364)        7,693
   Platinum Investor PLUS...........................     2,069           (307)        1,762
   Platinum Investor Survivor.......................     3,093         (3,719)         (626)
   Platinum Investor Survivor II....................     1,483           (932)          551

                                   VL-R - 46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                                                                       Net
                                                        Accumulation  Accumulation   Increase
Divisions                                               Units Issued Units Redeemed (Decrease)
---------                                               ------------ -------------- ----------
VALIC Company I - International Equities Fund
   AG Legacy Plus......................................      6,548           (804)      5,744
   Platinum Investor I & II............................     15,764        (67,617)    (51,853)
   Platinum Investor III...............................     31,840        (12,819)     19,021
   Platinum Investor FlexDirector......................        359            (10)        349
   Platinum Investor PLUS..............................      5,046           (738)      4,308
   Platinum Investor Survivor..........................      3,192         (1,798)      1,394
   Platinum Investor Survivor II.......................      1,290           (330)        960
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus......................................      5,627           (931)      4,696
   Corporate America...................................         48         (1,030)       (982)
   Corporate America (reduced surrender charge)........        705             (1)        704
   Platinum Investor I & II............................     40,325       (118,088)    (77,763)
   Platinum Investor III...............................    131,262        (55,612)     75,650
   Platinum Investor PLUS..............................     26,921         (4,209)     22,712
   Platinum Investor Survivor..........................     11,171         (8,306)      2,865
   Platinum Investor Survivor II.......................     16,206         (3,972)     12,234
VALIC Company I - Money Market I Fund
   AG Legacy Plus......................................    100,017       (102,487)     (2,470)
   Corporate America...................................     64,846        (63,733)      1,113
   Corporate America (reduced surrender charge)........     32,328         (5,241)     27,087
   Legacy Plus.........................................        190           (107)         83
   Platinum Investor I & II............................    278,917       (518,582)   (239,665)
   Platinum Investor III...............................  1,940,255     (1,875,974)     64,281
   Platinum Investor FlexDirector......................     62,864        (57,978)      4,886
   Platinum Investor PLUS..............................    448,303       (438,160)     10,143
   Platinum Investor Survivor..........................     63,233        (87,075)    (23,842)
   Platinum Investor Survivor II.......................    162,859       (184,079)    (21,220)
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II............................     33,616        (13,320)     20,296
   Platinum Investor III...............................    105,366        (83,209)     22,157
   Platinum Investor FlexDirector......................         51             (3)         48
   Platinum Investor PLUS..............................      7,518         (1,658)      5,860
   Platinum Investor Survivor..........................     12,152         (2,977)      9,175
   Platinum Investor Survivor II.......................     11,245            (74)     11,171
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II............................     60,602        (17,466)     43,136
   Platinum Investor III...............................     58,249        (29,890)     28,359
   Platinum Investor FlexDirector......................         55             (4)         51
   Platinum Investor PLUS..............................      2,112         (1,007)      1,105
   Platinum Investor Survivor..........................      4,225         (1,398)      2,827
   Platinum Investor Survivor II.......................        572           (193)        379
VALIC Company I - Small Cap Index Fund
   Corporate America...................................         --           (507)       (507)
   Platinum Investor I & II............................      8,079        (32,964)    (24,885)

                                   VL-R - 47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note E - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2004.

                                       Accumulation  Accumulation  Net Increase
Divisions                              Units Issued Units Redeemed  (Decrease)
---------                              ------------ -------------- ------------
VALIC Company I - Small Cap Index
  Fund - Continued
   Platinum Investor III..............    86,323         (21,958)      64,365
   Platinum Investor FlexDirector.....        34              (2)          32
   Platinum Investor PLUS.............    18,047          (2,261)      15,786
   Platinum Investor Survivor.........     2,854          (8,362)      (5,508)
   Platinum Investor Survivor II......     1,893            (499)       1,394
VALIC Company I - Stock Index Fund
   AG Legacy Plus.....................    33,622          (3,730)      29,892
   Corporate America..................        78            (354)        (276)
   Platinum Investor I & II...........   189,803        (383,612)    (193,809)
   Platinum Investor III..............   539,017      (1,016,672)    (477,655)
   Platinum Investor FlexDirector.....        87              --           87
   Platinum Investor PLUS.............    27,769          (6,712)      21,057
   Platinum Investor Survivor.........    45,262        (293,260)    (247,998)
   Platinum Investor Survivor II......    54,155        (185,824)    (131,669)
Van Kampen LIT Emerging Growth
  Portfolio - Class I
   AG Legacy Plus.....................     1,652          (2,943)      (1,291)
Van Kampen LIT Government Portfolio -
  Class I
   AG Legacy Plus.....................     2,796          (2,071)         725
Van Kampen LIT Growth and Income
  Portfolio - Class I
   Platinum Investor I & II...........    38,086         (24,886)      13,200
   Platinum Investor III..............   119,619         (32,697)      86,922
   Platinum Investor FlexDirector.....        34              (2)          32
   Platinum Investor PLUS.............     9,642          (3,075)       6,567
   Platinum Investor Survivor.........     7,296          (5,764)       1,532
   Platinum Investor Survivor II......     2,936          (1,055)       1,881
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II...........    36,007          (9,450)      26,557
   Platinum Investor III..............   161,594         (34,787)     126,807
   Platinum Investor FlexDirector.....        34              (2)          32
   Platinum Investor PLUS.............    16,258          (3,487)      12,771
   Platinum Investor Survivor.........    22,712          (7,868)      14,844
   Platinum Investor Survivor II......    21,213            (909)      20,304
Vanguard VIF REIT Index Portfolio
   Corporate America..................        --          (3,135)      (3,135)
   Platinum Investor I & II...........    28,989          (8,935)      20,054
   Platinum Investor III..............    98,189         (34,459)      63,730
   Platinum Investor FlexDirector.....     3,872             (23)       3,849
   Platinum Investor PLUS.............    31,592          (5,804)      25,788
   Platinum Investor Survivor.........    11,750          (2,148)       9,602
   Platinum Investor Survivor II......    15,521          (1,475)      14,046

                                   VL-R - 48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2005
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus............................  31,714   $ 8.89   $  281,856
   Corporate America.........................   4,338     8.63       37,436
   Corporate America (reduced surrender
     charge).................................   1,038    12.91       13,400
   Platinum Investor I & II.................. 296,312    12.30    3,644,553
   Platinum Investor III..................... 222,076    10.33    2,294,586
   Platinum Investor IV......................   7,173    10.98       78,759
   Platinum Investor FlexDirector............      88    12.67        1,109
   Platinum Investor PLUS....................  14,438    14.29      206,391
   Platinum Investor Survivor................  48,421     8.62      417,219
   Platinum Investor Survivor II.............   2,142    14.97       32,070
AIM V.I. Premier Equity Fund - Series I
   Corporate America.........................   5,675     6.40       36,331
   Platinum Investor I & II.................. 788,499    10.17    8,019,184
   Platinum Investor III..................... 481,170     7.57    3,640,311
   Platinum Investor IV......................   4,255    10.28       43,739
   Platinum Investor FlexDirector............     199    10.44        2,073
   Platinum Investor PLUS....................  19,307    10.98      211,972
   Platinum Investor Survivor................ 113,125     6.39      723,130
   Platinum Investor Survivor II.............   7,701     9.46       72,857
Alger American Leveraged AllCap Portfolio -
  Class O Shares
   Platinum Investor I & II..................   7,755    14.05      108,957
   Platinum Investor III.....................  47,635    14.07      670,054
   Platinum Investor IV......................   1,889    11.07       20,919
   Platinum Investor FlexDirector............      91    11.09        1,004
   Platinum Investor PLUS....................  11,236    14.07      158,048
   Platinum Investor Survivor................     157    14.17        2,220
   Platinum Investor Survivor II.............     173    14.05        2,426
Alger American MidCap Growth Portfolio -
  Class O Shares
   Corporate America (reduced surrender
     charge).................................     593    12.33        7,309
   Platinum Investor I & II..................   8,769    16.47      144,433
   Platinum Investor III.....................  57,128    16.49      942,056
   Platinum Investor IV......................   2,130    10.91       23,247
   Platinum Investor FlexDirector............   6,342    11.51       73,001
   Platinum Investor PLUS....................   7,817    16.49      128,908
   Platinum Investor Survivor................     986    16.61       16,384
   Platinum Investor Survivor II.............   2,159    16.47       35,559
American Century VP Value Fund - Class I
   AG Legacy Plus............................  30,536    16.94      517,192
   Corporate America.........................   2,521    15.60       39,334
   Corporate America (reduced surrender
     charge).................................   5,623    10.82       60,829
   Platinum Investor I & II.................. 250,915    15.30    3,839,146
   Platinum Investor III..................... 520,378    15.22    7,918,356
   Platinum Investor IV......................  15,526    10.01      155,355
   Platinum Investor FlexDirector............      31    10.90          335
   Platinum Investor PLUS....................  52,642    12.89      678,623
   Platinum Investor Survivor................  25,124    15.57      391,077

                                   VL-R - 49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2005 - Continued
American Century VP Value Fund - Class I -
  Continued
   Platinum Investor Survivor II.............  69,649   $13.48   $  938,739
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II..................  59,108     8.09      477,923
   Platinum Investor III..................... 120,212     7.92      952,405
   Platinum Investor IV......................   1,701    10.12       17,217
   Platinum Investor FlexDirector............   5,480    10.02       54,915
   Platinum Investor PLUS....................  10,908    12.65      137,954
   Platinum Investor Survivor................   3,036     8.23       24,977
   Platinum Investor Survivor II.............   1,631    11.98       19,547
Dreyfus IP MidCap Stock Portfolio - Initial
  shares
   Platinum Investor I & II.................. 108,715    12.92    1,404,811
   Platinum Investor III..................... 225,328    12.71    2,864,961
   Platinum Investor IV......................   2,165    10.67       23,108
   Platinum Investor FlexDirector............       2    11.55           19
   Platinum Investor PLUS....................  20,104    13.35      268,458
   Platinum Investor Survivor................  15,613    13.15      205,249
   Platinum Investor Survivor II.............   9,017    14.62      131,845
Dreyfus VIF Developing Leaders Portfolio -
  Initial shares
   Corporate America.........................   5,638    11.90       67,088
   Corporate America (reduced surrender
     charge).................................     831    11.17        9,279
   Platinum Investor I & II.................. 352,125    14.33    5,047,691
   Platinum Investor III..................... 441,100    11.05    4,873,376
   Platinum Investor IV......................   3,127    10.52       32,879
   Platinum Investor FlexDirector............     503    10.47        5,269
   Platinum Investor PLUS....................  32,328    11.93      385,564
   Platinum Investor Survivor................  59,939    11.88      712,161
   Platinum Investor Survivor II.............  38,081    12.96      493,348
Dreyfus VIF Quality Bond Portfolio - Initial
  shares
   Corporate America.........................   2,491    13.58       33,819
   Corporate America (reduced surrender
     charge).................................   3,265    10.37       33,847
   Platinum Investor I & II.................. 296,659    13.51    4,008,407
   Platinum Investor III..................... 258,297    12.80    3,306,717
   Platinum Investor IV......................   4,221    10.06       42,442
   Platinum Investor PLUS....................  20,401    11.35      231,550
   Platinum Investor Survivor................  17,695    13.56      239,907
   Platinum Investor Survivor II.............   6,972    11.39       79,415
Fidelity VIP Asset Manager Portfolio -
  Service Class 2
   AG Legacy Plus............................  17,968    10.77      193,575
   Platinum Investor I & II.................. 175,274    10.25    1,797,427
   Platinum Investor III..................... 240,013    10.24    2,457,042
   Platinum Investor IV......................   2,921    10.07       29,431
   Platinum Investor FlexDirector............     734    10.25        7,517
   Platinum Investor PLUS....................  23,292    11.70      272,586
   Platinum Investor Survivor................   9,974    10.43      104,060
   Platinum Investor Survivor II.............   9,055    11.42      103,433

                                   VL-R - 50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                       Units   Unit Value Net Assets
---------                                     --------- ---------- -----------
2005 - Continued
Fidelity VIP Contrafund Portfolio - Service
  Class 2
   AG Legacy Plus............................    39,139   $13.85   $   542,220
   Corporate America.........................     2,464    12.39        30,516
   Corporate America (reduced surrender
     charge).................................     3,390    12.31        41,736
   Platinum Investor I & II..................   433,138    12.15     5,260,775
   Platinum Investor III..................... 1,109,549    11.99    13,305,319
   Platinum Investor IV......................    24,649    11.06       272,520
   Platinum Investor FlexDirector............     5,366    12.24        65,679
   Platinum Investor PLUS....................   127,576    14.35     1,830,713
   Platinum Investor Survivor................    90,411    12.36     1,117,140
   Platinum Investor Survivor II.............    41,976    15.12       634,799
Fidelity VIP Equity-Income Portfolio -
  Service Class 2
   AG Legacy Plus............................    59,779    11.24       671,699
   Corporate America.........................     4,617    11.58        53,490
   Corporate America (reduced surrender
     charge).................................    10,313    11.03       113,719
   Platinum Investor I & II..................   288,671    11.36     3,278,984
   Platinum Investor III.....................   841,932    11.38     9,580,217
   Platinum Investor IV......................    14,357    10.19       146,234
   Platinum Investor FlexDirector............       839    10.83         9,088
   Platinum Investor PLUS....................    67,809    12.25       830,822
   Platinum Investor Survivor................    94,418    11.56     1,091,083
   Platinum Investor Survivor II.............    38,699    12.43       480,876
Fidelity VIP Growth Portfolio - Service
  Class 2
   AG Legacy Plus............................    27,539     8.26       227,384
   Corporate America.........................        --     7.05            --
   Corporate America (reduced surrender
     charge).................................     5,568    10.90        60,671
   Platinum Investor I & II..................   225,317     6.91     1,556,526
   Platinum Investor III..................... 1,121,526     6.85     7,680,398
   Platinum Investor IV......................    13,450    10.31       138,730
   Platinum Investor FlexDirector............     4,405     9.92        43,682
   Platinum Investor PLUS....................   100,171    11.02     1,103,994
   Platinum Investor Survivor................    66,199     7.03       465,249
   Platinum Investor Survivor II.............    40,054     9.80       392,359
Fidelity VIP Mid Cap Portfolio - Service
  Class 2
   Corporate America (reduced surrender
     charge).................................    10,877    13.00       141,403
   Platinum Investor I & II..................     4,313    19.55        84,319
   Platinum Investor III.....................   160,953    19.57     3,150,300
   Platinum Investor IV......................     8,743    11.12        97,189
   Platinum Investor FlexDirector............       285    13.08         3,733
   Platinum Investor PLUS....................     9,778    19.57       191,392
   Platinum Investor Survivor................    12,975    19.72       255,799
   Platinum Investor Survivor II.............     9,199    19.55       179,840
Franklin Templeton - Franklin Small Cap
  Value Securities Fund - Class 2
   Corporate America (reduced surrender
     charge).................................     1,894    12.00        22,731
   Platinum Investor I & II..................    18,522    17.31       320,685
   Platinum Investor III.....................   172,995    17.33     2,998,862
   Platinum Investor IV......................    10,015    10.51       105,302

                                   VL-R - 51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                       Units   Unit Value Net Assets
---------                                     --------- ---------- -----------
2005 - Continued
Franklin Templeton - Franklin Small Cap
  Value Securities Fund - Class 2 - Continued
   Platinum Investor FlexDirector............       147   $12.39   $     1,821
   Platinum Investor PLUS....................    18,711    17.33       324,351
   Platinum Investor Survivor................    16,374    17.46       285,913
   Platinum Investor Survivor II.............    10,911    17.31       188,910
Franklin Templeton - Franklin Small-Mid Cap
  Growth Securities Fund - Class 2
   AG Legacy Plus............................    18,774     7.16       134,475
Franklin Templeton - Franklin U.S.
  Government Fund - Class 2
   Platinum Investor I & II..................    64,504    11.51       742,615
   Platinum Investor III..................... 1,017,016    11.53    11,730,643
   Platinum Investor IV......................     3,803    10.05        38,230
   Platinum Investor PLUS....................    39,429    11.16       439,922
   Platinum Investor Survivor................     7,936    11.66        92,571
   Platinum Investor Survivor II.............    17,985    11.51       207,057
Franklin Templeton - Mutual Shares
  Securities Fund - Class 2
   Platinum Investor I & II..................   107,086    12.97     1,389,383
   Platinum Investor III.....................   544,363    13.00     7,076,064
   Platinum Investor IV......................     6,723    10.64        71,498
   Platinum Investor FlexDirector............     3,415    11.45        39,103
   Platinum Investor PLUS....................    27,192    12.78       347,557
   Platinum Investor Survivor................     2,001    13.15        26,301
   Platinum Investor Survivor II.............    19,291    12.97       250,295
Franklin Templeton - Templeton Foreign
  Securities Fund - Class 2
   AG Legacy Plus............................    16,415    10.62       174,403
   Platinum Investor I & II..................    90,621    13.30     1,204,943
   Platinum Investor III.....................   630,600    13.32     8,400,447
   Platinum Investor IV......................    10,073    10.63       107,120
   Platinum Investor FlexDirector............     1,457    11.90        17,338
   Platinum Investor PLUS....................    21,509    12.88       277,042
   Platinum Investor Survivor................     5,245    13.47        70,655
   Platinum Investor Survivor II.............    43,976    13.30       584,721
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II..................    13,509     9.18       123,973
   Platinum Investor III.....................    12,932     9.20       118,969
   Platinum Investor PLUS....................       112    11.24         1,258
   Platinum Investor Survivor................   676,709     9.33     6,316,163
   Platinum Investor Survivor II.............   172,661     9.75     1,683,563
Janus Aspen Series International Growth
  Portfolio - Service Shares
   Corporate America.........................        --     9.67            --
   Platinum Investor I & II..................   118,988     9.48     1,128,139
   Platinum Investor III.....................   244,706     9.42     2,305,141
   Platinum Investor IV......................     6,336    11.84        75,025
   Platinum Investor FlexDirector............    13,600    13.07       177,748
   Platinum Investor PLUS....................     9,493    15.10       143,307
   Platinum Investor Survivor................    34,877     9.65       336,413
   Platinum Investor Survivor II.............     5,931    14.91        88,406

                                   VL-R - 52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2005 - Continued
Janus Aspen Series Mid Cap Growth Portfolio
  - Service Shares
   Corporate America.........................     319   $ 5.82   $    1,858
   Platinum Investor I & II..................  51,611     5.70      294,433
   Platinum Investor III..................... 379,712     5.57    2,114,192
   Platinum Investor IV......................   1,475    10.80       15,937
   Platinum Investor PLUS....................  10,313    14.55      150,038
   Platinum Investor Survivor................   9,005     5.80       52,262
   Platinum Investor Survivor II.............     247    12.98        3,211
Janus Aspen Series Worldwide Growth
  Portfolio - Service Shares
   Corporate America.........................   2,741     6.71       18,402
   Corporate America (reduced surrender
     charge).................................   3,693    11.18       41,289
   Platinum Investor I & II.................. 112,371     6.58      739,757
   Platinum Investor III..................... 362,181     6.53    2,364,865
   Platinum Investor IV......................   3,819    10.19       38,930
   Platinum Investor PLUS....................  14,270    10.43      148,794
   Platinum Investor Survivor................  26,000     6.70      174,133
   Platinum Investor Survivor II.............  25,698     9.98      256,530
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II..................   6,690    15.97      106,837
   Platinum Investor III..................... 201,955    15.99    3,229,138
   Platinum Investor IV......................   6,499    10.60       68,866
   Platinum Investor PLUS....................  19,404    15.99      310,253
   Platinum Investor Survivor................  17,848    16.11      287,451
   Platinum Investor Survivor II.............  14,964    15.97      238,974
JPMorgan Small Company Portfolio
   Platinum Investor I & II..................  35,773    11.69      418,192
   Platinum Investor III.....................  99,362    11.51    1,143,497
   Platinum Investor IV......................   2,141    10.46       22,388
   Platinum Investor FlexDirector............      60    12.42          744
   Platinum Investor PLUS....................   9,210    14.33      131,964
   Platinum Investor Survivor................   1,679    11.89       19,971
   Platinum Investor Survivor II.............   5,503    15.02       82,679
MFS VIT Capital Opportunities Series -
  Initial Class
   Platinum Investor I & II.................. 104,487     6.62      691,187
   Platinum Investor III..................... 402,931     6.68    2,690,932
   Platinum Investor IV......................   2,232    10.16       22,685
   Platinum Investor FlexDirector............     172    10.49        1,807
   Platinum Investor PLUS....................  40,395    11.25      454,397
   Platinum Investor Survivor................  32,279     6.73      217,230
   Platinum Investor Survivor II.............   3,485    10.24       35,695
MFS VIT Emerging Growth Series - Initial
  Class
   AG Legacy Plus............................   8,984    11.17      100,352
   Corporate America.........................      --     5.17           --
   Corporate America (reduced surrender
     charge).................................     941    11.86       11,163
   Platinum Investor I & II.................. 638,996    10.88    6,949,084
   Platinum Investor III..................... 679,795     5.76    3,915,824

                                   VL-R - 53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                           Units  Unit Value Net Assets
---------                                          ------- ---------- ----------
2005 - Continued
MFS VIT Emerging Growth Series - Initial Class -
  Continued
   Platinum Investor IV...........................   2,686   $10.70   $   28,743
   Platinum Investor FlexDirector.................     164    10.97        1,798
   Platinum Investor PLUS.........................  35,894    12.13      435,380
   Platinum Investor Survivor..................... 115,845     5.16      597,967
   Platinum Investor Survivor II..................   3,561    10.43       37,140
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus.................................  20,158     7.89      159,104
   Corporate America..............................   2,522     8.62       21,743
   Platinum Investor I & II.......................  73,391     8.45      620,475
   Platinum Investor III.......................... 274,716     8.28    2,275,945
   Platinum Investor IV...........................   2,379    10.39       24,717
   Platinum Investor FlexDirector.................     249    10.04        2,504
   Platinum Investor PLUS.........................  19,763    11.26      222,431
   Platinum Investor Survivor.....................  11,303     8.60       97,221
   Platinum Investor Survivor II..................   8,759    10.84       94,959
MFS VIT Research Series - Initial Class
   Corporate America..............................      --     8.01           --
   Corporate America (reduced surrender charge)...      --    11.79           --
   Platinum Investor I & II.......................  44,287     7.85      347,633
   Platinum Investor III.......................... 179,331     7.82    1,402,754
   Platinum Investor IV...........................   1,626    10.44       16,979
   Platinum Investor FlexDirector.................     103    11.27        1,161
   Platinum Investor PLUS.........................   8,615    12.36      106,511
   Platinum Investor Survivor.....................  10,563     7.99       84,353
   Platinum Investor Survivor II..................   5,328    11.51       61,345
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus................................. 135,587     6.32      857,199
Neuberger Berman AMT Mid-Cap Growth Portfolio -
  Class I
   Corporate America..............................      --     7.13           --
   Corporate America (reduced surrender charge)...     597    12.42        7,415
   Platinum Investor I & II.......................  58,778     6.99      410,990
   Platinum Investor III.......................... 307,426     6.88    2,114,415
   Platinum Investor IV...........................   3,489    10.94       38,182
   Platinum Investor FlexDirector.................     390    12.10        4,723
   Platinum Investor PLUS.........................  38,207    12.82      489,966
   Platinum Investor Survivor.....................  26,715     7.11      190,042
   Platinum Investor Survivor II..................   9,989    11.76      117,517
Neuberger Berman AMT Partners Portfolio - Class I
   AG Legacy Plus.................................   9,377    13.11      122,918
Oppenheimer Balanced Fund/VA - Non-Service Shares
   Platinum Investor I & II.......................  12,333    13.49      166,399
   Platinum Investor III..........................  38,354    13.51      518,092
   Platinum Investor IV...........................   5,971    10.32       61,626
   Platinum Investor FlexDirector.................      37    11.01          411
   Platinum Investor PLUS.........................   4,137    13.51       55,879
   Platinum Investor Survivor.....................     433    13.61        5,896

                                   VL-R - 54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

 Divisions                                       Units   Unit Value Net Assets
 ---------                                     --------- ---------- -----------
 2005 - Continued
 Oppenheimer Balanced Fund/VA - Non-Service
   Shares - Continued.........................
    Platinum Investor Survivor II.............     3,852   $13.49   $    51,969
 Oppenheimer Global Securities Fund/VA -
   Non-Service Shares.........................
    Platinum Investor I & II..................    13,983    18.27       255,456
    Platinum Investor III.....................    80,649    18.29     1,475,137
    Platinum Investor IV......................     8,834    11.11        98,108
    Platinum Investor FlexDirector............         9    12.14           105
    Platinum Investor PLUS....................     7,981    18.29       145,981
    Platinum Investor Survivor................     4,751    18.42        87,528
    Platinum Investor Survivor II.............     3,263    18.27        59,615
 Oppenheimer High Income Fund/VA -
   Non-Service Shares
    AG Legacy Plus............................     8,851    12.61       111,618
 PIMCO VIT Real Return Portfolio -
   Administrative Class
    AG Legacy Plus............................    39,219    14.29       560,341
    Corporate America.........................     2,253    15.87        35,768
    Corporate America (reduced surrender
      charge).................................     4,826    10.53        50,808
    Platinum Investor I & II..................   136,775    15.56     2,128,689
    Platinum Investor III.....................   478,779    15.63     7,485,163
    Platinum Investor IV......................     8,476    10.10        85,611
    Platinum Investor FlexDirector............       307    10.59         3,251
    Platinum Investor PLUS....................    34,012    13.20       448,922
    Platinum Investor Survivor................    50,583    15.83       800,893
    Platinum Investor Survivor II.............    22,159    13.37       296,268
 PIMCO VIT Short-Term Portfolio -
   Administrative Class.......................
    Corporate America.........................     1,328    11.47        15,225
    Platinum Investor I & II..................   114,957    11.24     1,292,456
    Platinum Investor III.....................   218,553    11.26     2,461,136
    Platinum Investor IV......................     9,307    10.10        94,044
    Platinum Investor FlexDirector............     6,049    10.16        61,483
    Platinum Investor PLUS....................    19,386    10.48       203,195
    Platinum Investor Survivor................    32,266    11.44       369,058
    Platinum Investor Survivor II.............    29,384    10.57       310,674
 PIMCO VIT Total Return Portfolio -
   Administrative Class
    AG Legacy Plus............................    38,771    12.63       489,695
    Corporate America.........................        --    13.50            --
    Corporate America (reduced surrender
      charge).................................     3,918    10.26        40,177
    Platinum Investor I & II..................   303,205    13.24     4,013,215
    Platinum Investor III..................... 1,114,057    13.31    14,830,708
    Platinum Investor IV......................    15,876    10.11       160,539
    Platinum Investor FlexDirector............     8,790    10.41        91,516
    Platinum Investor PLUS....................    60,015    11.60       696,417
    Platinum Investor Survivor................   102,147    13.47     1,375,455
    Platinum Investor Survivor II.............   110,907    11.71     1,298,449
 Pioneer Fund VCT Portfolio - Class I
    Platinum Investor I & II..................   230,343    10.53     2,425,685
    Platinum Investor III.....................    53,845    10.53       567,257
    Platinum Investor PLUS....................     1,024    10.53        10,783

                                   VL-R - 55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                           Units  Unit Value Net Assets
---------                                          ------- ---------- ----------
2005 - Continued
Pioneer Fund VCT Portfolio - Class I - Continued
   Platinum Investor Survivor.....................  27,465   $10.56   $  290,038
   Platinum Investor Survivor II..................     572    10.53        6,025
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Corporate America..............................   3,408    10.80       36,821
   Platinum Investor I & II....................... 311,541    10.77    3,355,174
   Platinum Investor III.......................... 135,100    10.77    1,455,560
   Platinum Investor PLUS.........................   5,349    10.77       57,625
   Platinum Investor Survivor.....................  12,304    10.80      132,879
   Platinum Investor Survivor II..................  19,614    10.77      211,235
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus.................................  13,589    13.99      190,136
   Corporate America.............................. 391,762    14.33    5,615,290
   Corporate America (reduced surrender charge)...   8,208    10.59       86,961
   Platinum Investor I & II.......................  62,308    13.51      842,037
   Platinum Investor III..........................  68,221    14.48      988,078
   Platinum Investor IV...........................   2,736    10.08       27,581
   Platinum Investor FlexDirector.................      62    10.84          672
   Platinum Investor PLUS.........................   7,055    13.42       94,707
   Platinum Investor Survivor.....................     586    14.31        8,389
   Platinum Investor Survivor II..................   1,814    13.79       25,004
Putnam VT Growth and Income Fund - Class IB
   Corporate America.............................. 483,736    11.58    5,599,452
   Corporate America (reduced surrender charge)...  12,670    11.05      140,008
   Platinum Investor I & II....................... 406,412    11.96    4,859,458
   Platinum Investor III.......................... 553,966    10.80    5,984,522
   Platinum Investor IV...........................  13,344    10.20      136,137
   Platinum Investor FlexDirector.................  10,881    10.83      117,819
   Platinum Investor PLUS.........................  32,656    12.09      394,827
   Platinum Investor Survivor.....................  66,091    11.56      763,865
   Platinum Investor Survivor II..................   5,866    11.86       69,555
Putnam VT International Growth and Income Fund -
  Class IB
   Corporate America..............................      --    12.08           --
   Corporate America (reduced surrender charge)...     125    12.51        1,566
   Platinum Investor I & II....................... 188,427    13.99    2,635,601
   Platinum Investor III.......................... 171,322    12.39    2,122,119
   Platinum Investor IV...........................   6,520    10.85       70,759
   Platinum Investor FlexDirector.................     102    12.29        1,257
   Platinum Investor PLUS.........................  12,360    14.56      179,927
   Platinum Investor Survivor.....................  39,270    12.06      473,667
   Platinum Investor Survivor II..................   7,457    15.81      117,907
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus.................................  20,275    20.95      424,865
Putnam VT Vista Fund - Class IB
   AG Legacy Plus.................................  22,046     5.99      131,979
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus.................................  66,506     5.85      389,325

                                   VL-R - 56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                             Units  Unit Value Net Assets
---------                                            ------- ---------- ----------
2005 - Continued
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus......................................      --   $10.36   $       --
SunAmerica - Aggressive Growth Portfolio - Class 1
   Platinum Investor I & II.........................  12,936    12.45      161,091
   Platinum Investor III............................  41,773    12.47      521,073
   Platinum Investor IV.............................   2,137    10.59       22,618
   Platinum Investor PLUS...........................   8,158    13.25      108,065
   Platinum Investor Survivor.......................     925    12.60       11,654
   Platinum Investor Survivor II....................     621    12.45        7,732
SunAmerica - SunAmerica Balanced Portfolio - Class 1
   Platinum Investor I & II.........................     750    10.75        8,063
   Platinum Investor III............................  63,145    10.77      679,793
   Platinum Investor IV.............................   2,879    10.03       28,872
   Platinum Investor PLUS...........................  16,152    11.11      179,378
   Platinum Investor Survivor II....................   1,540    10.75       16,556
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II......................... 279,260    10.95    3,057,024
   Platinum Investor III............................  82,783     7.35      608,585
   Platinum Investor IV.............................     846    11.02        9,319
   Platinum Investor PLUS...........................   4,650    11.71       54,441
   Platinum Investor Survivor.......................  21,627     7.03      151,973
   Platinum Investor Survivor II....................     346    10.33        3,577
UIF High Yield Portfolio - Class I
   Platinum Investor I & II.........................  82,218    11.13      914,803
   Platinum Investor III............................  28,025    11.54      323,468
   Platinum Investor IV.............................     214     9.95        2,127
   Platinum Investor FlexDirector...................   2,116    10.79       22,820
   Platinum Investor PLUS...........................   2,899    12.89       37,368
   Platinum Investor Survivor.......................  75,943    10.85      824,037
   Platinum Investor Survivor II....................   3,949    12.58       49,666
VALIC Company I - International Equities Fund
   AG Legacy Plus...................................  16,207     8.97      145,372
   Platinum Investor I & II.........................  66,329    11.51      763,256
   Platinum Investor III............................  86,023     9.96      856,370
   Platinum Investor IV.............................   1,503    10.88       16,350
   Platinum Investor FlexDirector...................     314    12.24        3,842
   Platinum Investor PLUS...........................   9,145    13.03      119,208
   Platinum Investor Survivor.......................  14,427     8.84      127,537
   Platinum Investor Survivor II....................   1,421    13.55       19,251
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus...................................  21,984    13.91      305,723
   Corporate America................................   5,868    15.15       88,899
   Corporate America (reduced surrender charge).....   1,544    12.18       18,813
   Platinum Investor I & II......................... 375,347    20.62    7,739,580
   Platinum Investor III............................ 427,797    13.55    5,796,658
   Platinum Investor IV.............................   6,716    10.82       72,679
   Platinum Investor FlexDirector...................      17    11.75          204

                                   VL-R - 57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                          Units   Unit Value Net Assets
---------                                        --------- ---------- -----------
2005 - Continued
VALIC Company I - Mid Cap Index Fund - Continued
   Platinum Investor PLUS.......................    38,525   $13.95   $   537,448
   Platinum Investor Survivor...................    65,552    15.13       991,603
   Platinum Investor Survivor II................    35,046    15.21       533,130
VALIC Company I - Money Market I Fund
   AG Legacy Plus...............................    49,216    10.65       524,171
   Corporate America............................        --    11.11            --
   Corporate America (reduced surrender charge).     5,953    10.15        60,442
   Legacy Plus..................................        --    11.22            --
   Platinum Investor I & II.....................   754,584    11.74     8,857,774
   Platinum Investor III........................ 1,025,826    10.57    10,847,578
   Platinum Investor IV.........................    28,711    10.12       290,513
   Platinum Investor FlexDirector...............        --    10.14            --
   Platinum Investor PLUS.......................    92,424    10.16       939,030
   Platinum Investor Survivor...................   269,891    11.09     2,993,567
   Platinum Investor Survivor II................   506,820    10.18     5,158,884
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II.....................   207,520     4.75       986,015
   Platinum Investor III........................   503,720     4.67     2,352,863
   Platinum Investor IV.........................     1,046    10.36        10,844
   Platinum Investor FlexDirector...............        48    10.57           503
   Platinum Investor PLUS.......................    15,749    13.39       210,914
   Platinum Investor Survivor...................    12,332     4.83        59,613
   Platinum Investor Survivor II................    30,647    10.07       308,621
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II.....................    73,848     4.00       295,089
   Platinum Investor III........................   191,246     3.96       758,185
   Platinum Investor IV.........................       680    10.48         7,124
   Platinum Investor FlexDirector...............        51    10.08           510
   Platinum Investor PLUS.......................     3,694    12.29        45,386
   Platinum Investor Survivor...................    16,648     4.07        67,678
   Platinum Investor Survivor II................     1,491     9.22        13,742
VALIC Company I - Small Cap Index Fund
   Corporate America............................       147    13.86         2,034
   Platinum Investor I & II.....................   117,653    13.59     1,598,835
   Platinum Investor III........................   226,899    13.38     3,037,015
   Platinum Investor IV.........................     5,839    10.54        61,552
   Platinum Investor FlexDirector...............        49    11.26           557
   Platinum Investor PLUS.......................    20,101    14.16       284,559
   Platinum Investor Survivor...................    16,306    13.83       225,426
   Platinum Investor Survivor II................     4,835    15.22        73,586
VALIC Company I - Stock Index Fund
   AG Legacy Plus...............................    66,535     8.51       566,039
   Corporate America............................     6,827     8.55        58,352
   Corporate America (reduced surrender charge).     3,900    11.04        43,065
   Platinum Investor I & II..................... 1,303,538    11.66    15,194,878
   Platinum Investor III........................ 1,835,008     8.82    16,193,695

                                   VL-R - 58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                             Units  Unit Value Net Assets
---------                                            ------- ---------- ----------
2005 - Continued
VALIC Company I - Stock Index Fund - Continued
   Platinum Investor IV.............................  11,134   $10.24   $  113,973
   Platinum Investor FlexDirector...................   7,325    10.75       78,769
   Platinum Investor PLUS...........................  92,163    12.09    1,114,538
   Platinum Investor Survivor....................... 384,057     8.53    3,277,693
   Platinum Investor Survivor II....................  44,239    11.25      497,783
Van Kampen LIT Emerging Growth Portfolio - Class I
   AG Legacy Plus...................................  11,268     4.99       56,281
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus...................................  12,848    13.18      169,378
Van Kampen LIT Growth and Income Portfolio - Class I
   Platinum Investor I & II......................... 250,692    12.84    3,219,562
   Platinum Investor III............................ 427,613    12.86    5,501,085
   Platinum Investor IV.............................  13,058    10.71      139,825
   Platinum Investor FlexDirector...................     600    11.65        6,991
   Platinum Investor PLUS...........................  19,715    13.11      258,414
   Platinum Investor Survivor.......................  36,301    13.00      471,815
   Platinum Investor Survivor II....................  21,234    12.84      272,696
Vanguard VIF High Yield Bond Portfolio
   Corporate America (reduced surrender charge).....   1,463    10.41       15,230
   Platinum Investor I & II.........................  78,972    12.87    1,016,481
   Platinum Investor III............................ 254,267    12.98    3,299,409
   Platinum Investor IV.............................   6,444    10.02       64,574
   Platinum Investor FlexDirector...................      32    10.76          339
   Platinum Investor PLUS...........................  26,235    12.48      327,358
   Platinum Investor Survivor.......................  19,037    13.09      249,281
   Platinum Investor Survivor II....................   6,424    12.76       81,987
Vanguard VIF REIT Index Portfolio
   Corporate America................................     692    24.24       16,776
   Corporate America (reduced surrender charge).....     574    12.67        7,272
   Platinum Investor I & II......................... 114,643    23.77    2,725,071
   Platinum Investor III............................ 288,772    23.79    6,869,183
   Platinum Investor IV.............................  15,887    11.38      180,767
   Platinum Investor FlexDirector...................   4,981    13.24       65,946
   Platinum Investor PLUS...........................  35,918    17.89      642,732
   Platinum Investor Survivor.......................  25,806    24.18      624,042
   Platinum Investor Survivor II....................  19,565    20.71      405,240
2004
AIM V.I. International Growth Fund - Series I
   AG Legacy Plus...................................  24,949     8.04      200,562
   Corporate America................................   7,229     7.78       56,259
   Corporate America (reduced surrender charge).....     679    11.67        7,918
   Platinum Investor I & II......................... 322,093    11.13    3,583,368
   Platinum Investor III............................ 303,164     9.34    2,832,247
   Platinum Investor PLUS...........................   9,886    12.93      127,771
   Platinum Investor Survivor.......................  67,704     7.77      526,286

                                   VL-R - 59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                                   Units  Unit Value Net Assets
---------                                                  ------- ---------- ----------
2004 - Continued
AIM V.I. International Growth Fund - Series I - Continued
   Platinum Investor Survivor II..........................  16,895   $13.54   $  228,742
AIM V.I. Premier Equity Fund - Series I
   Corporate America......................................   5,835     6.24       36,396
   Platinum Investor I & II............................... 850,688     9.94    8,454,221
   Platinum Investor III.................................. 499,376     7.39    3,690,457
   Platinum Investor FlexDirector.........................     204    10.20        2,077
   Platinum Investor PLUS.................................  16,704    10.72      179,141
   Platinum Investor Survivor............................. 116,072     6.23      723,141
   Platinum Investor Survivor II..........................   7,228     9.24       66,822
Alger American Leveraged AllCap Portfolio - Class O Shares
   Platinum Investor I & II...............................      98    12.94        1,274
   Platinum Investor III..................................  32,709    12.95      423,493
   Platinum Investor PLUS.................................   9,034    12.95      116,963
   Platinum Investor Survivor.............................     150    13.01        1,949
   Platinum Investor Survivor II..........................     128    12.94        1,657
Alger American MidCap Growth Portfolio - Class O Shares
   Platinum Investor I & II...............................   8,879    15.23      135,202
   Platinum Investor III..................................  44,400    15.24      676,660
   Platinum Investor FlexDirector.........................   5,687    10.64       60,491
   Platinum Investor PLUS.................................   6,756    15.24      102,960
   Platinum Investor Survivor.............................     245    15.32        3,755
   Platinum Investor Survivor II..........................     930    15.23       14,167
American Century VP Value Fund - Class I
   AG Legacy Plus.........................................  34,128    16.83      574,449
   Corporate America......................................   2,990    15.46       46,225
   Platinum Investor I & II............................... 232,577    15.21    3,536,470
   Platinum Investor III.................................. 526,802    15.12    7,963,343
   Platinum Investor FlexDirector.........................      31    10.82          339
   Platinum Investor PLUS.................................  39,732    12.81      508,822
   Platinum Investor Survivor.............................  32,550    15.43      502,214
   Platinum Investor Survivor II.......................... 100,250    13.39    1,342,791
Credit Suisse Small Cap Growth Portfolio
   Platinum Investor I & II...............................  70,710     8.18      578,349
   Platinum Investor III.................................. 139,946     8.01    1,121,164
   Platinum Investor FlexDirector.........................   4,723    10.13       47,865
   Platinum Investor PLUS.................................   8,424    12.79      107,735
   Platinum Investor Survivor.............................   2,799     8.30       23,229
   Platinum Investor Survivor II..........................   1,275    12.12       15,451
Dreyfus IP MidCap Stock Portfolio - Initial shares
   Platinum Investor I & II...............................  73,512    12.16      893,684
   Platinum Investor III.................................. 204,536    11.96    2,445,717
   Platinum Investor FlexDirector.........................       1    10.87           16
   Platinum Investor PLUS.................................  16,660    12.56      209,222
   Platinum Investor Survivor.............................  17,825    12.34      219,877
   Platinum Investor Survivor II..........................   5,689    13.76       78,254

                                   VL-R - 60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                                   Units   Unit Value Net Assets
---------                                                 --------- ---------- ----------
2004 - Continued
Dreyfus VIF Developing Leaders Portfolio - Initial shares
   Corporate America.....................................    11,224   $11.52   $  129,279
   Platinum Investor I & II..............................   375,824    13.92    5,230,135
   Platinum Investor III.................................   445,399    10.72    4,775,432
   Platinum Investor PLUS................................    27,075    11.57      313,377
   Platinum Investor Survivor............................    63,847    11.50      734,526
   Platinum Investor Survivor II.........................    58,627    12.58      737,356
Dreyfus VIF Quality Bond Portfolio - Initial shares
   Corporate America.....................................     6,905    13.36       92,230
   Platinum Investor I & II..............................   311,327    13.33    4,150,241
   Platinum Investor III.................................   253,777    12.63    3,204,132
   Platinum Investor PLUS................................    17,726    11.19      198,410
   Platinum Investor Survivor............................    25,471    13.34      339,808
   Platinum Investor Survivor II.........................     7,145    11.24       80,289
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Legacy Plus........................................    20,658    10.69      220,876
   Platinum Investor I & II..............................   203,845    10.18    2,074,624
   Platinum Investor III.................................   208,895    10.16    2,121,544
   Platinum Investor PLUS................................    17,720    11.61      205,736
   Platinum Investor Survivor............................     9,381    10.33       96,879
   Platinum Investor Survivor II.........................    10,659    11.34      120,837
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Legacy Plus........................................    42,128    12.40      522,390
   Corporate America.....................................     3,812    11.05       42,136
   Platinum Investor I & II..............................   379,667    10.87    4,127,445
   Platinum Investor III.................................   906,499    10.73    9,726,130
   Platinum Investor FlexDirector........................       321    10.95        3,516
   Platinum Investor PLUS................................    71,987    12.84      924,266
   Platinum Investor Survivor............................    76,772    11.03      846,864
   Platinum Investor Survivor II.........................    31,607    13.54      427,829
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Legacy Plus........................................    63,754    11.02      702,770
   Corporate America.....................................    19,433    11.33      220,183
   Corporate America (reduced surrender charge)..........       714    10.81        7,720
   Platinum Investor I & II..............................   370,900    11.14    4,133,032
   Platinum Investor III.................................   877,982    11.16    9,797,110
   Platinum Investor FlexDirector........................       620    10.62        6,583
   Platinum Investor PLUS................................    53,918    12.02      647,840
   Platinum Investor Survivor............................   107,323    11.31    1,213,488
   Platinum Investor Survivor II.........................    49,011    12.19      597,443
Fidelity VIP Growth Portfolio - Service Class 2
   AG Legacy Plus........................................    28,730     8.12      233,262
   Corporate America.....................................     5,424     6.91       37,464
   Corporate America (reduced surrender charge)..........       253    10.71        2,709
   Platinum Investor I & II..............................   345,944     6.79    2,349,941
   Platinum Investor III................................. 1,039,582     6.73    6,997,775
   Platinum Investor FlexDirector........................     7,404     9.75       72,173

                                   VL-R - 61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                                                Units  Unit Value Net Assets
---------                                                               ------- ---------- -----------
2004 - Continued
Fidelity VIP Growth Portfolio - Service Class 2 - Continued
   Platinum Investor PLUS..............................................  82,830   $10.83   $   897,299
   Platinum Investor Survivor..........................................  76,126     6.89       524,713
   Platinum Investor Survivor II.......................................  38,957     9.63       375,246
Fidelity VIP Mid Cap Portfolio - Service Class 2
   Platinum Investor I & II............................................  16,744    17.32       289,966
   Platinum Investor III...............................................  38,471    17.33       666,778
   Platinum Investor FlexDirector......................................     288    11.59         3,338
   Platinum Investor PLUS..............................................   6,345    17.33       109,964
   Platinum Investor Survivor..........................................   1,816    17.42        31,630
   Platinum Investor Survivor II.......................................     989    17.32        17,124
Franklin Templeton - Franklin Small Cap Fund - Class 2
   AG Legacy Plus......................................................  22,445     7.01       157,376
Franklin Templeton - Franklin Small Cap Value Securities Fund - Class 2
   Corporate America (reduced surrender charge)........................     463    11.29         5,231
   Platinum Investor I & II............................................  12,505    16.30       203,817
   Platinum Investor III...............................................  40,911    16.31       667,374
   Platinum Investor FlexDirector......................................     175    11.66         2,046
   Platinum Investor PLUS..............................................  12,431    16.31       202,794
   Platinum Investor Survivor..........................................   5,233    16.39        85,788
   Platinum Investor Survivor II.......................................     502    16.30         8,175
Franklin Templeton - Franklin U.S. Government Fund - Class 2
   Platinum Investor I & II............................................  16,861    11.39       191,999
   Platinum Investor III............................................... 945,822    11.40    10,786,424
   Platinum Investor PLUS..............................................  38,284    11.03       422,331
   Platinum Investor Survivor..........................................     633    11.51         7,288
   Platinum Investor Survivor II.......................................   5,867    11.39        66,809
Franklin Templeton - Mutual Shares Securities Fund - Class 2
   Platinum Investor I & II............................................  54,608    12.16       664,214
   Platinum Investor III............................................... 539,268    12.18     6,569,138
   Platinum Investor FlexDirector......................................     312    10.73         3,345
   Platinum Investor PLUS..............................................  19,639    11.98       235,235
   Platinum Investor Survivor..........................................   1,777    12.29        21,841
   Platinum Investor Survivor II.......................................  18,978    12.16       230,842
Franklin Templeton - Templeton Foreign Securities Fund - Class 2
   AG Legacy Plus......................................................  18,777     9.92       186,284
   Platinum Investor I & II............................................ 123,981    12.42     1,539,261
   Platinum Investor III............................................... 685,074    12.43     8,518,121
   Platinum Investor FlexDirector......................................     437    11.10         4,852
   Platinum Investor PLUS..............................................  14,282    12.02       171,694
   Platinum Investor Survivor..........................................  19,552    12.55       245,299
   Platinum Investor Survivor II.......................................  48,400    12.42       600,897
Goldman Sachs Capital Growth Fund
   Platinum Investor I & II............................................  13,994     9.26       129,523
   Platinum Investor III...............................................  14,378     9.27       133,348
   Platinum Investor PLUS..............................................     113    11.33         1,284
   Platinum Investor Survivor.......................................... 703,774     9.39     6,607,533

                                   VL-R - 62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2004 - Continued
Goldman Sachs Capital Growth Fund - Continued
   Platinum Investor Survivor II............. 185,421   $ 9.83   $1,823,417
Janus Aspen Series International Growth
  Portfolio - Service Shares
   Corporate America.........................   3,189     8.02       25,585
   Platinum Investor I & II.................. 115,724     7.89      913,122
   Platinum Investor III..................... 229,457     7.84    1,798,205
   Platinum Investor FlexDirector............  12,784    10.87      139,004
   Platinum Investor PLUS....................   7,613    12.56       95,613
   Platinum Investor Survivor................  31,781     8.01      254,455
   Platinum Investor Survivor II.............   4,427    12.40       54,914
Janus Aspen Series Mid Cap Growth Portfolio
  - Service Shares
   Corporate America.........................     486     5.40        2,624
   Platinum Investor I & II..................  52,125     5.31      276,772
   Platinum Investor III..................... 402,410     5.18    2,084,632
   Platinum Investor PLUS....................   8,596    13.54      116,353
   Platinum Investor Survivor................  26,338     5.39      141,904
   Platinum Investor Survivor II.............   1,788    12.08       21,605
Janus Aspen Series Worldwide Growth
  Portfolio - Service Shares
   Corporate America.........................   9,360     6.60       61,819
   Platinum Investor I & II.................. 125,130     6.50      812,781
   Platinum Investor III..................... 367,344     6.44    2,365,764
   Platinum Investor PLUS....................  12,476    10.28      128,308
   Platinum Investor Survivor................  37,089     6.59      244,452
   Platinum Investor Survivor II.............  41,215     9.85      405,949
JPMorgan Mid Cap Value Portfolio
   Platinum Investor I & II..................   1,976    14.86       29,370
   Platinum Investor III.....................  27,069    14.87      402,580
   Platinum Investor PLUS....................   4,533    14.87       67,410
   Platinum Investor Survivor................     207    14.95        3,088
   Platinum Investor Survivor II.............     485    14.86        7,201
JPMorgan Small Company Portfolio
   Platinum Investor I & II..................  40,867    11.41      466,324
   Platinum Investor III..................... 104,066    11.23    1,168,558
   Platinum Investor PLUS....................   5,929    13.98       82,890
   Platinum Investor Survivor................   1,835    11.58       21,241
   Platinum Investor Survivor II.............   3,146    14.66       46,129
MFS VIT Capital Opportunities Series -
  Initial Class
   Corporate America.........................      --     6.79           --
   Platinum Investor I & II.................. 113,938     6.67      760,376
   Platinum Investor III..................... 415,444     6.74    2,798,020
   Platinum Investor FlexDirector............     173    10.58        1,832
   Platinum Investor PLUS....................  33,139    11.34      375,934
   Platinum Investor Survivor................  36,766     6.77      248,968
   Platinum Investor Survivor II.............   3,156    10.33       32,620
MFS VIT Emerging Growth Series - Initial
  Class
   AG Legacy Plus............................   9,619    10.72      103,163
   Corporate America.........................   1,040     4.95        5,148

                                   VL-R - 63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                       Units   Unit Value Net Assets
---------                                     --------- ---------- ----------
2004 - Continued
MFS VIT Emerging Growth Series - Initial
  Class - Continued
   Corporate America (reduced surrender
     charge).................................       920   $11.38   $   10,472
   Platinum Investor I & II..................   706,671    10.44    7,378,706
   Platinum Investor III..................... 1,024,961     5.53    5,666,609
   Platinum Investor FlexDirector............       197    10.52        2,070
   Platinum Investor PLUS....................    29,670    11.64      345,413
   Platinum Investor Survivor................   168,768     4.94      834,232
   Platinum Investor Survivor II.............    32,210    10.01      322,533
MFS VIT New Discovery Series - Initial Class
   AG Legacy Plus............................    16,207     7.83      126,844
   Corporate America.........................     2,716     8.52       23,152
   Platinum Investor I & II..................    88,892     8.38      745,230
   Platinum Investor III.....................   266,177     8.21    2,185,903
   Platinum Investor FlexDirector............       256     9.96        2,551
   Platinum Investor PLUS....................    16,920    11.16      188,768
   Platinum Investor Survivor................    10,480     8.51       89,153
   Platinum Investor Survivor II.............     8,483    10.75       91,201
MFS VIT Research Series - Initial Class
   Corporate America.........................     3,158     7.62       24,069
   Platinum Investor I & II..................    48,222     7.50      361,482
   Platinum Investor III.....................   159,378     7.47    1,190,107
   Platinum Investor FlexDirector............       106    10.76        1,145
   Platinum Investor PLUS....................     6,148    11.80       72,553
   Platinum Investor Survivor................     9,692     7.61       73,719
   Platinum Investor Survivor II.............     5,340    10.99       58,713
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus............................   146,574     6.23      912,934
Neuberger Berman AMT Mid-Cap Growth
  Portfolio - Class I
   Corporate America.........................     1,789     6.50       11,630
   Corporate America (reduced surrender
     charge).................................       233    11.35        2,641
   Platinum Investor I & II..................    59,627     6.39      381,211
   Platinum Investor III.....................   288,190     6.29    1,811,647
   Platinum Investor FlexDirector............       166    11.06        1,834
   Platinum Investor PLUS....................    28,648    11.72      335,784
   Platinum Investor Survivor................    27,565     6.49      178,820
   Platinum Investor Survivor II.............     7,849    10.76       84,431
Neuberger Berman AMT Partners Portfolio -
  Class I
   AG Legacy Plus............................    12,141    11.34      137,643
Oppenheimer Balanced Fund/VA - Non-Service
  Shares
   Platinum Investor I & II..................     2,395    12.98       31,076
   Platinum Investor III.....................    29,690    12.99      385,585
   Platinum Investor PLUS....................    14,439    12.99      187,517
   Platinum Investor Survivor................       433    13.05        5,656
   Platinum Investor Survivor II.............     3,870    12.98       50,218
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares
   Platinum Investor I & II..................     4,798    16.82       80,687
   Platinum Investor III.....................    51,328    16.83      863,930

                                   VL-R - 64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2004 - Continued
Oppenheimer Global Securities Fund/VA -
  Non-Service Shares - Continued
   Platinum Investor FlexDirector............       2   $11.17   $       24
   Platinum Investor PLUS....................   5,613    16.83       94,470
   Platinum Investor Survivor................   2,375    16.92       40,174
   Platinum Investor Survivor II.............     378    16.82        6,364
Oppenheimer High Income Fund/VA -
  Non-Service Shares
   AG Legacy Plus............................   8,004    12.51      100,163
PIMCO VIT Real Return Portfolio -
  Administrative Class
   AG Legacy Plus............................  47,824    14.00      669,702
   Corporate America.........................   2,327    15.51       36,096
   Corporate America (reduced surrender
     charge).................................     753    10.31        7,759
   Platinum Investor I & II.................. 119,851    15.25    1,828,190
   Platinum Investor III..................... 561,931    15.32    8,607,213
   Platinum Investor FlexDirector............     298    10.38        3,095
   Platinum Investor PLUS....................  30,515    12.93      394,609
   Platinum Investor Survivor................  65,768    15.48    1,017,948
   Platinum Investor Survivor II.............  36,406    13.10      477,063
PIMCO VIT Short-Term Portfolio -
  Administrative Class
   Corporate America.........................  21,965    11.30      248,233
   Platinum Investor I & II.................. 220,025    11.11    2,445,451
   Platinum Investor III..................... 210,849    11.13    2,346,366
   Platinum Investor FlexDirector............   4,059    10.04       40,769
   Platinum Investor PLUS....................  14,162    10.36      146,681
   Platinum Investor Survivor................  40,126    11.28      452,530
   Platinum Investor Survivor II.............  30,365    10.45      317,371
PIMCO VIT Total Return Portfolio -
  Administrative Class
   AG Legacy Plus............................  38,594    12.43      479,631
   Corporate America.........................   8,965    13.24      118,722
   Platinum Investor I & II.................. 248,730    13.02    3,239,319
   Platinum Investor III..................... 468,339    13.09    6,132,293
   Platinum Investor FlexDirector............   6,295    10.24       64,463
   Platinum Investor PLUS....................  47,130    11.41      537,919
   Platinum Investor Survivor................  46,766    13.21      617,992
   Platinum Investor Survivor II.............  58,228    11.52      670,760
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor I & II.................. 242,349    10.22    2,476,631
   Platinum Investor III.....................  55,443    10.22      566,601
   Platinum Investor PLUS....................     998    10.22       10,195
   Platinum Investor Survivor................  28,172    10.22      287,951
   Platinum Investor Survivor II.............     388    10.22        3,963
Pioneer Growth Opportunities VCT Portfolio -
  Class I
   Corporate America.........................   3,474    10.28       35,720
   Platinum Investor I & II.................. 347,832    10.28    3,576,078
   Platinum Investor III..................... 137,933    10.28    1,418,142
   Platinum Investor PLUS....................   4,979    10.28       51,195
   Platinum Investor Survivor................  14,319    10.28      147,243
   Platinum Investor Survivor II.............  39,326    10.28      404,315

                                   VL-R - 65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2004 - Continued
Putnam VT Diversified Income Fund - Class IB
   AG Legacy Plus............................  12,958   $13.72   $  177,740
   Corporate America......................... 396,103    14.01    5,549,288
   Platinum Investor I & II..................  60,463    13.25      801,033
   Platinum Investor III.....................  62,541    14.19      887,670
   Platinum Investor FlexDirector............      65    10.63          689
   Platinum Investor PLUS....................   6,150    13.15       80,902
   Platinum Investor Survivor................   1,282    13.99       17,943
   Platinum Investor Survivor II.............   1,337    13.51       18,073
Putnam VT Growth and Income Fund - Class IB
   Corporate America......................... 499,841    11.25    5,623,805
   Platinum Investor I & II.................. 491,902    11.66    5,734,037
   Platinum Investor III..................... 524,351    10.53    5,520,350
   Platinum Investor FlexDirector............   9,148    10.55       96,528
   Platinum Investor PLUS....................  26,657    11.78      314,093
   Platinum Investor Survivor................  66,114    11.24      743,001
   Platinum Investor Survivor II.............   4,481    11.56       51,804
Putnam VT International Growth and Income
  Fund - Class IB
   Corporate America.........................   2,293    11.09       25,426
   Platinum Investor I & II.................. 204,673    12.88    2,635,270
   Platinum Investor III..................... 191,264    11.40    2,179,999
   Platinum Investor FlexDirector............     112    11.31        1,269
   Platinum Investor PLUS....................   8,737    13.39      117,028
   Platinum Investor Survivor................  37,612    11.07      416,520
   Platinum Investor Survivor II.............   7,551    14.56      109,912
Putnam VT Small Cap Value Fund - Class IB
   AG Legacy Plus............................  25,092    19.81      497,060
Putnam VT Vista Fund - Class IB
   AG Legacy Plus............................  15,137     5.56       84,219
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus............................  57,401     5.76      330,363
Safeco RST Core Equity Portfolio
   Platinum Investor I & II..................      --     9.17           --
   Platinum Investor III.....................      --     8.00           --
   Platinum Investor PLUS....................      --    10.96           --
   Platinum Investor Survivor................      --     7.68           --
   Platinum Investor Survivor II.............      --     9.67           --
Safeco RST Growth Opportunities Portfolio
   Corporate America.........................      --    10.51           --
   Platinum Investor I & II..................      --    10.26           --
   Platinum Investor III.....................      --    10.98           --
   Platinum Investor PLUS....................      --    11.86           --
   Platinum Investor Survivor................      --    10.50           --
   Platinum Investor Survivor II.............      --    12.30           --
Scudder VIT EAFE Equity Index Fund - Class A
   Legacy Plus...............................      --     9.81           --

                                   VL-R - 66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                      Units  Unit Value Net Assets
---------                                     ------- ---------- ----------
2004 - Continued
Scudder VIT Equity 500 Index Fund - Class A
   Legacy Plus...............................   1,857   $10.15   $   18,849
SunAmerica - Aggressive Growth Portfolio -
  Class 1
   Platinum Investor I & II..................   7,269    11.57       84,137
   Platinum Investor III.....................  29,137    11.59      337,687
   Platinum Investor PLUS....................   6,198    12.31       76,281
   Platinum Investor Survivor................   1,019    11.68       11,899
   Platinum Investor Survivor II.............     448    11.57        5,190
SunAmerica - SunAmerica Balanced Portfolio -
  Class 1
   Platinum Investor I & II..................     247    10.72        2,648
   Platinum Investor III.....................  52,736    10.73      565,994
   Platinum Investor PLUS....................  13,740    11.07      152,117
   Platinum Investor Survivor II.............   1,250    10.72       13,403
UIF Equity Growth Portfolio - Class I
   Platinum Investor I & II.................. 288,941    10.27    2,966,331
   Platinum Investor III.....................  79,302     6.89      546,540
   Platinum Investor PLUS....................   4,155    10.98       45,596
   Platinum Investor Survivor................  23,521     6.57      154,598
   Platinum Investor Survivor II.............     219     9.69        2,122
UIF High Yield Portfolio - Class I
   Platinum Investor I & II..................  93,804    11.14    1,044,759
   Platinum Investor III.....................  28,634    11.55      330,711
   Platinum Investor FlexDirector............   1,735    10.79       18,729
   Platinum Investor PLUS....................   2,194    12.90       28,302
   Platinum Investor Survivor................  24,176    10.83      261,899
   Platinum Investor Survivor II.............   4,234    12.59       53,299
VALIC Company I - International Equities Fund
   AG Legacy Plus............................  20,142     8.21      165,429
   Platinum Investor I & II..................  70,577    10.54      743,609
   Platinum Investor III.....................  86,492     9.11      788,095
   Platinum Investor FlexDirector............     349    11.20        3,911
   Platinum Investor PLUS....................   8,032    11.93       95,823
   Platinum Investor Survivor................  13,559     8.07      109,465
   Platinum Investor Survivor II.............   1,307    12.40       16,207
VALIC Company I - Mid Cap Index Fund
   AG Legacy Plus............................  24,611    12.87      316,673
   Corporate America.........................   6,003    13.98       83,891
   Corporate America (reduced surrender
     charge).................................     704    11.26        7,926
   Platinum Investor I & II.................. 396,205    19.08    7,558,938
   Platinum Investor III..................... 430,957    12.53    5,400,920
   Platinum Investor PLUS....................  37,895    12.90      488,950
   Platinum Investor Survivor................  67,872    13.96      947,463
   Platinum Investor Survivor II.............  46,722    14.07      657,610
VALIC Company I - Money Market I Fund
   AG Legacy Plus............................  51,953    10.52      546,390
   Corporate America.........................   6,349    10.94       69,436
   Corporate America (reduced surrender
     charge).................................  27,087    10.02      271,377

                                   VL-R - 67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                       Units   Unit Value Net Assets
---------                                     --------- ---------- -----------
2004 - Continued
VALIC Company I - Money Market I Fund -
  Continued
   Legacy Plus...............................     1,086   $11.08   $    12,032
   Platinum Investor I & II..................   947,402    11.59    10,981,940
   Platinum Investor III..................... 1,222,031    10.44    12,755,775
   Platinum Investor FlexDirector............     4,886    10.01        48,931
   Platinum Investor PLUS....................   108,353    10.03     1,086,673
   Platinum Investor Survivor................   356,356    10.92     3,892,926
   Platinum Investor Survivor II.............   485,564    10.05     4,880,633
VALIC Company I - Nasdaq-100 Index Fund
   Platinum Investor I & II..................   195,759     4.85       949,081
   Platinum Investor III.....................   480,541     4.76     2,289,462
   Platinum Investor FlexDirector............        48    10.78           516
   Platinum Investor PLUS....................    11,709    13.66       159,943
   Platinum Investor Survivor................    29,567     4.92       145,457
   Platinum Investor Survivor II.............    11,333    10.28       116,455
VALIC Company I - Science & Technology Fund
   Platinum Investor I & II..................    92,336     3.95       364,650
   Platinum Investor III.....................   193,053     3.92       756,120
   Platinum Investor FlexDirector............        51     9.96           507
   Platinum Investor PLUS....................     3,497    12.14        42,443
   Platinum Investor Survivor................    16,097     4.01        64,505
   Platinum Investor Survivor II.............     1,081     9.11         9,847
VALIC Company I - Small Cap Index Fund
   Corporate America.........................     4,416    13.46        59,441
   Platinum Investor I & II..................   107,394    13.24     1,421,650
   Platinum Investor III.....................   215,034    13.03     2,802,678
   Platinum Investor FlexDirector............        32    10.97           349
   Platinum Investor PLUS....................    23,667    13.79       326,254
   Platinum Investor Survivor................    20,859    13.43       280,186
   Platinum Investor Survivor II.............     3,333    14.83        49,411
VALIC Company I - Stock Index Fund
   AG Legacy Plus............................    70,818     8.35       591,082
   Corporate America.........................    14,690     8.36       122,821
   Platinum Investor I & II.................. 1,406,720    11.44    16,087,376
   Platinum Investor III..................... 1,990,719     8.65    17,228,974
   Platinum Investor FlexDirector............        87    10.55           916
   Platinum Investor PLUS....................    63,224    11.86       749,828
   Platinum Investor Survivor................   437,170     8.35     3,650,823
   Platinum Investor Survivor II.............    40,549    11.04       447,627
Van Kampen LIT Emerging Growth Portfolio -
  Class I
   AG Legacy Plus............................    11,991     4.75        56,964
Van Kampen LIT Government Portfolio - Class I
   AG Legacy Plus............................    13,807    12.90       178,108
Van Kampen LIT Growth and Income Portfolio -
  Class I
   Platinum Investor I & II..................   191,703    11.93     2,287,879
   Platinum Investor III.....................   242,172    11.95     2,894,060
   Platinum Investor FlexDirector............        32    10.83           343

                                   VL-R - 68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED
(Unaudited)

Note F - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies for the period ended September 30, 2005 and the year ended December 31, 2004 are as follows:

Divisions                                          Units  Unit Value Net Assets
---------                                         ------- ---------- ----------
2004 - Continued
Van Kampen LIT Growth and Income Portfolio -
  Class I - Continued
   Platinum Investor PLUS........................  16,160   $12.18   $  196,763
   Platinum Investor Survivor....................  16,686    12.05      201,015
   Platinum Investor Survivor II.................   6,375    11.93       76,084
Vanguard VIF High Yield Bond Portfolio
   Platinum Investor I & II...................... 100,018    12.76    1,276,287
   Platinum Investor III......................... 330,232    12.86    4,246,662
   Platinum Investor FlexDirector................      32    10.66          337
   Platinum Investor PLUS........................  22,057    12.37      272,761
   Platinum Investor Survivor....................  86,078    12.95    1,114,534
   Platinum Investor Survivor II.................  23,456    12.65      296,797
Vanguard VIF REIT Index Portfolio
   Corporate America.............................     708    22.10       15,640
   Platinum Investor I & II......................  99,576    21.74    2,164,676
   Platinum Investor III......................... 303,258    21.75    6,594,879
   Platinum Investor FlexDirector................   3,849    12.10       46,590
   Platinum Investor PLUS........................  40,045    16.36      655,114
   Platinum Investor Survivor....................  30,818    22.06      679,778
   Platinum Investor Survivor II.................  23,561    18.94      446,319

                                   VL-R - 69

[LETTERHEAD] PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Suite 2900
1201 Louisiana St.
Houston TX 77002-5678
Telephone (713) 356 4000

            Report Of Independent Registered Public Accounting Firm

To the Shareholder and Board of Directors
American General Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, shareholder's equity, comprehensive income, and of cash flows present fairly, in all material respects, the financial position of American General Life Insurance Company and subsidiaries (an indirect wholly-owned subsidiary of American International Group, Inc.) at December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting and reporting for certain non-traditional long-duration contracts in 2004.

As discussed in Note 17 to the financial statements, the Company has restated its financial statements as of December 31, 2004 and 2003 and for the years then ended.

PRICEWATERHOUSECOOPERS LLP
Houston, Texas
March 29, 2006

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                                                             December 31
                                                                                                       ------------------------
                                                                                                           2005        2004
                                                                                                       ------------ -----------
                                                                                                                    (Restated)
                                                                                                            (In Thousands)
Assets
Investments:..........................................................................................
   Fixed maturity securities, available for sale, at fair value (amortized cost - $48,882,647 - 2005;
     $46,684,901 - 2004).............................................................................. $ 50,523,762 $49,439,233
   Fixed maturity securities, trading, at fair value (amortized cost - $148,276 - 2005; $8,946 -
     2004)............................................................................................      148,025      11,512
   Equity securities, available for sale, at fair value (cost - $33,457 - 2005; $48,038 - 2004).......       66,361      70,294
   Equity securities, trading, at fair value (cost - $1,000 - 2005; $1,638 - 2004)....................        1,000       6,374
   Mortgage loans on real estate, net of allowance ($4,679 - 2005; $4,964 - 2004).....................    3,694,210   3,324,940
   Policy loans.......................................................................................    1,774,872   1,730,819
   Investment real estate.............................................................................       35,595      37,730
   Partnerships.......................................................................................    2,589,696   2,087,804
   Separate account seed money (cost - $64,000 - 2005; $39,758 - 2004)................................       67,000      41,488
   Securities lending collateral......................................................................    9,743,000   9,286,117
   Short-term investments.............................................................................       84,220      62,913
   Derivative assets..................................................................................       13,190      11,077
                                                                                                       ------------ -----------
Total investments.....................................................................................   68,740,931  66,110,301

Cash and cash equivalents.............................................................................      222,192     257,224
Restricted Cash.......................................................................................       17,705      18,647
Investment in ultimate Parent Company (cost - $8,597 in 2005 and 2004)................................       55,277      53,203
Notes receivable from affiliates......................................................................      753,666     598,045
Indebtedness from affiliates..........................................................................           --      37,019
Accrued investment income.............................................................................      722,214     705,590
Accounts receivable...................................................................................    1,123,440   1,098,251
Deferred policy acquisition costs/cost of insurance purchased.........................................    4,355,356   3,613,153
Other assets..........................................................................................      260,813     272,270
Assets held in separate accounts......................................................................   27,162,510  25,537,215
                                                                                                       ------------ -----------
Total assets.......................................................................................... $103,414,104 $98,300,918
                                                                                                       ============ ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                          Consolidated Balance Sheets

                                                                             December 31
                                                                       ------------------------
                                                                           2005        2004
                                                                       ------------ -----------
                                                                                    (Restated)
                                                                            (In Thousands)
Liabilities, Minority Interest and Shareholder's Equity
Liabilities:
   Future policy benefits............................................. $ 10,343,640 $ 9,152,754
   Policyholder contract deposits.....................................   39,716,124  38,449,523
   Other policy claims and benefits payable...........................      238,727     198,769
   Other policyholders' funds.........................................    2,762,101   2,513,561
   Federal income taxes...............................................    1,404,000   1,447,288
   Indebtedness to affiliates.........................................      234,563     258,953
   Securities lending payable.........................................    9,743,000   9,286,117
   Other liabilities..................................................    1,328,146   1,245,235
   Derivative liabilities.............................................       66,081      57,647
   Liabilities related to separate accounts...........................   27,162,510  25,537,215
                                                                       ------------ -----------
Total liabilities.....................................................   92,998,892  88,147,062

Minority interest.....................................................      105,740     102,150

Shareholder's equity:
   Preferred stock, $100 par value, 8,500 shares authorized, issued
     and outstanding..................................................          850         850
   Common stock, $10 par value, 600,000 shares authorized, issued and
     outstanding......................................................        6,000       6,000
   Additional paid-in capital.........................................    3,627,638   3,619,068
   Accumulated other comprehensive income.............................      909,440   1,443,524
   Retained earnings..................................................    5,765,544   4,982,264
                                                                       ------------ -----------
Total shareholder's equity............................................   10,309,472  10,051,706
                                                                       ------------ -----------
Total liabilities, minority interest and shareholder's equity......... $103,414,104 $98,300,918
                                                                       ============ ===========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                       Consolidated Statements of Income

                                                                     2005        2004        2003
                                                                  ----------  ----------  ----------
                                                                              (Restated)  (Restated)
                                                                            (In Thousands)
Revenues:
   Premiums and other considerations............................. $2,782,785  $2,540,322  $2,362,951
   Net investment income.........................................  3,633,886   3,485,349   3,140,035
   Net realized investment gain (losses).........................    (52,851)    (63,437)    (27,902)
   Other.........................................................    315,008     288,640     172,763
                                                                  ----------  ----------  ----------
Total revenues...................................................  6,678,828   6,250,874   5,647,847
                                                                  ----------  ----------  ----------
Benefits and expenses:
   Policyholders' benefits.......................................  1,782,042   1,650,664   1,539,035
   Interest credited.............................................  2,163,035   2,063,646   2,039,015
   Operating costs and expenses..................................  1,129,210   1,069,054     897,304
                                                                  ----------  ----------  ----------
Total benefits and expenses......................................  5,074,287   4,783,364   4,475,354
                                                                  ----------  ----------  ----------
Income before income tax expense.................................  1,604,541   1,467,510   1,172,493
                                                                  ----------  ----------  ----------
Income tax expense:
   Current.......................................................    243,542     124,643     252,425
   Deferred......................................................    137,039     267,475      30,199
                                                                  ----------  ----------  ----------
Total income tax expense.........................................    380,581     392,118     282,624
                                                                  ----------  ----------  ----------
Net income before cumulative effect of accounting change.........  1,223,960   1,075,392     889,869

Cumulative effect of accounting change, net of tax...............         --     (16,859)         --
                                                                  ----------  ----------  ----------
Net income....................................................... $1,223,960  $1,058,533  $  889,869
                                                                  ==========  ==========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Shareholder's Equity

                                                                    Year ended December 31
                                                             ------------------------------------
                                                                 2005         2004        2003
                                                             -----------  -----------  ----------
                                                                           (Restated)  (Restated)
                                                                        (In Thousands)
Preferred stock:
   Balance at beginning and end of year..................... $       850  $       850  $      850
                                                             -----------  -----------  ----------
Common stock:
   Balance at beginning and end of year.....................       6,000        6,000       6,000
                                                             -----------  -----------  ----------
Additional paid-in capital:
   Balance at beginning of year, as previously reported.....   3,619,068    3,503,978   3,167,462
   Adjustments (See Note 17)................................          --           --      (4,779)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   3,619,068    3,503,978   3,162,683
   Capital contribution from Parent Company.................       8,570      115,090     341,295
                                                             -----------  -----------  ----------
Balance at end of year......................................   3,627,638    3,619,068   3,503,978

Accumulated other comprehensive income:
   Balance at beginning of year, as previously reported.....   1,443,524    1,116,855     736,299
   Adjustments (See Note 17)................................          --           --     (59,514)
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   1,443,524    1,116,855     676,785
   Other comprehensive income (loss)........................    (534,084)     326,669     440,070
                                                             -----------  -----------  ----------
Balance at end of year......................................     909,440    1,443,524   1,116,855

Retained earnings:
   Balance at beginning of year, as previously reported.....   4,982,264    4,224,411   3,289,151
   Adjustments (See Note 17)................................          --           --      46,071
                                                             -----------  -----------  ----------
   Balance, as restated.....................................   4,982,264    4,224,411   3,335,222
   Net income...............................................   1,223,960    1,058,533     889,869
   Dividends paid...........................................    (440,680)    (300,680)       (680)
                                                             -----------  -----------  ----------
Balance at end of year......................................   5,765,544    4,982,264   4,224,411
                                                             -----------  -----------  ----------
Total shareholder's equity.................................. $10,309,472  $10,051,706  $8,852,095
                                                             ===========  ===========  ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                Consolidated Statements of Comprehensive Income

                                                                                          2005        2004       2003
                                                                                       ----------  ---------- ----------
                                                                                                   (Restated) (Restated)
                                                                                                (In Thousands)
Net income............................................................................ $1,223,960  $1,058,533 $  889,869
Other comprehensive income (loss):
   Gross change in unrealized gains (losses) on securities, after tax (pretax: 2005 -
     $(599,075); 2004 - $461,126; 2003 - $602,337)....................................   (582,077)    299,732    391,519
   Reclassification adjustment for (gains) losses included in net income..............     47,993      26,937     48,551
                                                                                       ----------  ---------- ----------
   Other comprehensive income (loss)..................................................   (534,084)    326,669    440,070
                                                                                       ----------  ---------- ----------
Comprehensive income.................................................................. $  689,876  $1,385,202 $1,329,939
                                                                                       ==========  ========== ==========

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                     Consolidated Statements of Cash Flows

                                                                                      2005          2004          2003
                                                                                  ------------  ------------  ------------
                                                                                                 (Restated)    (Restated)
                                                                                               (In Thousands)
Operating activities

Net income....................................................................... $  1,223,960  $  1,058,533  $    889,869
Adjustments to reconcile net income to net cash provided by operating activities:
   Cumulative effect of accounting change, net of tax............................           --        16,859            --
   Interest credited on policyholder contracts...................................    2,163,035     2,063,646     2,039,015
   Change in accounts receivable.................................................      (35,189)      (74,800)     (155,662)
   Change in future policy benefits and other policy claims......................     (335,380)   (1,003,487)      210,769
   Amortization of policy acquisition costs and cost of insurance purchased......      388,103       320,443       287,848
   Policy acquisition costs deferred.............................................     (854,609)     (732,410)     (603,239)
   Change in other policyholders' funds..........................................      248,538       308,794       339,326
   Provision for deferred income tax expense.....................................      160,107       250,746       222,196
   Depreciation and amortization, including premiums and discounts...............      188,160       193,670       170,474
   Change in indebtedness to (from) affiliates...................................     (142,992)     (181,863)      320,652
   Change in trading securities..................................................     (131,000)       51,067       (68,953)
   Change in restricted cash.....................................................          942        70,134       (88,781)
   Realized investments (gains) losses...........................................       52,851        63,437       286,267
   Other, net....................................................................       59,664        64,984       714,462
                                                                                  ------------  ------------  ------------
Net cash provided by operating activities........................................    2,986,190     2,469,753     4,564,243

Investing activities
Purchases of :
   Fixed maturity and equity securities..........................................  (31,593,646)  (27,390,556)  (35,155,231)
   Mortgage loans on real estate.................................................     (778,836)     (691,747)     (443,541)
   Other investments.............................................................  (21,836,745)  (18,188,518)  (14,902,823)
Sales of:
   Fixed maturity and equity securities..........................................   26,780,200    26,942,747    29,702,380
   Other investments.............................................................   20,861,183    12,915,557    13,862,846
Redemptions and maturities of:
   Fixed maturity and equity securities..........................................    2,892,484     1,735,026     1,792,981
   Mortgage loans on real estate.................................................      412,603       307,711       291,851
Sales and purchases of property, equipment, and software, net....................       12,425         9,648    (1,056,323)
Change in securities lending collateral..........................................          457         4,835         1,235
                                                                                  ------------  ------------  ------------
Net cash used in investing activities............................................   (3,249,875)   (4,355,297)   (5,906,625)

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                                                       2005         2004         2003
                                                   -----------  -----------  -----------
                                                                 (Restated)   (Restated)
                                                               (In Thousands)
Financing activities
Net policyholder account deposits.................   4,948,706    7,332,833    6,780,518
Net policyholder account withdrawals..............  (4,278,916)  (5,296,849)  (5,574,250)
Dividends paid....................................    (440,680)    (300,680)        (680)
Capital contribution from parent..................          --      115,090      341,295
Change in securities lending payable..............        (457)      (4,835)      (1,235)
                                                   -----------  -----------  -----------
Net cash provided by financing activities.........     228,653    1,845,559    1,545,648
                                                   -----------  -----------  -----------
Increase (decrease) in cash.......................     (35,032)     (39,985)     203,266
Cash and cash equivalents at beginning of year....     257,224      297,209       93,943
                                                   -----------  -----------  -----------
Cash and cash equivalents at end of year.......... $   222,192  $   257,224  $   297,209
                                                   ===========  ===========  ===========

Interest paid amounted to approximately $44,952,000, $47,709,000 and $11,298,000 in 2005, 2004 and 2003, respectively. Income taxes paid amounted to approximately $121,904,000, $208,397,000 and $240,802,000 in 2005, 2004 and
2003, respectively.

See accompanying notes to consolidated financial statements.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

                               December 31, 2005

1. Nature of Operations

American General Life Insurance Company ("AGL" or the "Company") is a wholly owned subsidiary of AGC Life Insurance Company ("Parent Company"), and its ultimate parent is American International Group, Inc. ("AIG").

Effective December 31, 2002, AGL merged with certain affiliated entities, including The Franklin Life Insurance Company ("The Franklin") and its subsidiary, The American Franklin Life Insurance Company ("AMFLIC"), and All American Life Insurance Company ("All American") and became the surviving entity. Effective March 31, 2003, AGL merged with it's affiliate Old Line Life Insurance Company ("Old Line") and became the surviving entity. Effective December 31, 2002, AGL's wholly owned life insurance subsidiary, American General Life Insurance Company of New York ("AGNY") was merged with The United States Life Insurance Company in the City of New York, an affiliated entity. These mergers have been accounted for at historical cost in a manner similar to a pooling of interests business combination. Accordingly, the accompanying consolidated financial statements include the financial position, operating results, and cash flows of The Franklin, AMFLIC, All American, Old Line and exclude AGNY.

Effective December 20, 2004, AGL merged with its wholly owned subsidiary, American General International Investments, Inc. ("AGII"), and became the surviving entity. The financial position, operating results and cash flows of AGII have historically been included in the consolidated financial statements of AGL.

The Company operates through two divisions: Life Insurance and Retirement Services. The Life Insurance Division offers a complete portfolio of the standard forms of universal life, variable universal life, whole life, term life, accident and health, structured settlements, and fixed and variable annuities throughout the United States of America. This Division serves the estate planning needs of middle- and upper-income households and the life insurance needs of small- to medium-sized businesses. The Life Insurance Division, through its subsidiaries American General Life Companies ("AGLC") and American General Enterprise Services ("AGES"), and AGES's wholly owned broker-dealer subsidiary American General Securities Incorporated ("AGSI"), also provides support services to certain affiliated insurance companies. The Retirement Services Division includes the results of the Variable Annuity Life Insurance Company ("VALIC"), a wholly owned subsidiary. VALIC provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of health care, educational, public sector, and other not-for-profit organizations throughout the United States of America.

                    American General Life Insurance Company

                  Notes to Consolidated Financial Statements

2. Accounting Policies

2.1 Preparation of Financial Statements

The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") and include the accounts of the Company and its wholly owned subsidiaries. Transactions with the Parent Company and other subsidiaries of the Parent Company are not eliminated from the financial statements of the Company. All other material intercompany transactions have been eliminated in consolidation.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and disclosures of contingent assets and liabilities. These estimates and assumptions are particularly significant with respect to investments, deferred acquisition costs, and policyholder benefits. Ultimate results could differ from those estimates.

2.2 Statutory Accounting

The Company and its wholly owned life insurance subsidiaries are required to file financial statements with state regulatory authorities. State insurance laws and regulations prescribe accounting practices for calculating statutory net income and equity. In addition, state regulators may permit statutory accounting practices that differ from prescribed practices. The use of such permitted practices by the Company and its wholly owned life insurance subsidiaries did not have a material effect on statutory capital and surplus at December 31, 2005.

                    American General Life Insurance Company

2.2 Statutory Accounting (continued)

Statutory net income, capital and surplus of the Company at December 31 is as follows:

                                                  2005       2004       2003
                                               ---------- ---------- ----------
                                                        (In Thousands)
Statutory net income.......................... $  637,973 $  567,253 $  134,370
Statutory capital and surplus................. $5,010,153 $4,705,497 $4,066,448

The more significant differences between GAAP and statutory accounting principles are that under GAAP: (a) acquisition costs related to acquiring new business are deferred and amortized (generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins), rather than being charged to operations as incurred; (b) future policy benefits are based on estimates of mortality, interest, and withdrawals generally representing the Company's experience, which may differ from those based on statutory mortality and interest requirements without consideration of withdrawals; (c) certain assets (principally agents' debit balances, computer software, and certain other receivables) are reported as assets rather than being charged to retained earnings; (d) acquisitions are accounted for using the purchase method of accounting rather than being accounted for as equity investments; and (e) fixed maturity investments are carried at fair value rather than amortized cost. In addition, statutory accounting principles require life insurance companies to establish an asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR"). The AVR is designed to address the credit-related risk for bonds, preferred stocks, derivative instruments, and mortgages and market risk for common stocks, real estate, and other invested assets. The IMR is composed of investment- and liability-related realized gains and losses that result from interest rate fluctuations. These realized gains and losses, net of tax, are amortized into income over the expected remaining life of the asset sold or the liability released.

                    American General Life Insurance Company

2.3 Insurance Contracts

The insurance contracts accounted for in these financial statements include primarily long-duration contracts. Long-duration contracts include traditional whole life, limited payment, endowment, guaranteed renewable term life, universal life, and investment contracts. Long-duration contracts generally require the performance of various functions and services over a period of more than one year. The contract provisions generally cannot be changed or canceled by the insurer during the contract period; however, most new contracts written by the Company allow the insurer to revise certain elements used in determining premium rates or policy benefits, subject to guarantees stated in the contracts.

2.4 Investments

Fixed Maturity and Equity Securities

Cash and short-term investments primarily include interest bearing cash accounts, commercial paper and money market investments. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of greater than three months and less than one year at the date of acquisition. Such highly liquid investments with original maturities of three months or less are classified as cash equivalents. Investments with original maturities of greater than three months are classified as short-term.

Fixed maturity and equity securities classified as available-for-sale are recorded at fair value at December 31, 2005 and 2004. Unrealized gains and losses, net of deferred taxes and amortization of deferred acquisition costs, are recorded as a separate component of other comprehensive income or loss within shareholder's equity. Realized gains and losses on the sale of investments are recognized in operating earnings at the date of sale and are determined by using the specific cost identification method.

Interest on fixed maturity securities is recorded as income when earned and is adjusted for any amortization of premium or accretion of discount. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives or expected payment period of the investments. Dividend income on equity securities is generally recognized as income on the ex-dividend date.

                    American General Life Insurance Company

2.4 Investments (continued)

Fixed maturity and equity securities classified as trading securities are carried at market value, as it is the Company's intention to sell these securities in the near future. Realized and unrealized gains and losses are reflected in income currently.

The Company evaluates its investments for impairment. As a matter of policy, the determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgement of the Company's management and a continual review of its investment.

In general, a security is considered a candidate for impairment if it meets any of the following criteria: Trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time (nine months or longer); The occurrence of a discrete credit event resulting in (i) the issuer defaulting on a material outstanding obligation; or
(ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for the court supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; In the opinion of the Company's management, the Company does not have the ability or intent to hold the investment until recovery, irrespective of the occurrence of one of the foregoing events.

Once a security has been identified as impaired, the amount of such impairment is determined by reference to that security's contemporaneous market price, and recorded as a realized capital loss.

Mortgage Loans

Mortgage loans are reported at the unpaid principal balance, net of any allowance for losses. The allowance for losses covers estimated losses based on our assessment of risk factors such as potential non-payment or non-monetary default. The allowance is based on a loan-specific review.

Loans for which the Company determines that collection of all amounts due under the contractual terms is not probable are considered to be impaired. The Company generally looks to the underlying collateral for repayment of impaired loans. Therefore, impaired loans are reported at the lower of amortized cost or fair value of the underlying collateral, less estimated cost to sell.

                    American General Life Insurance Company

2.4 Investments (continued)

Interest on performing mortgage loans is recorded as income when earned and is adjusted for any amortization of premium or accrual of discount. Interest on non-performing mortgage loans is recorded as income when received.

Policy Loans

Policy loans are reported at the aggregate unpaid principal balance. There is no allowance for policy loans as these loans serve to reduce the death benefits paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

Real Estate

Real estate is classified as held for investment or available for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and impairment write-downs. Real estate available for sale is carried at the lower of cost (less accumulated depreciation, if applicable) or fair value less cost to sell.

Partnerships

Partnerships consist primarily of limited partnerships investments and other investments not classified elsewhere herein. Included in partnerships are preferred equity investments in partially owned companies. The cost method partnerships are investments in which the Company holds less than a five percent interest. They are carried at fair value and the change in fair value is recognized as a component of other comprehensive income. Equity method partnerships are investments in which the Company holds a five percent or more interest and are carried at net asset value. The changes in such net asset values are recorded in earnings through net investment income.

As part of the consolidation of Castle Trust (see Note 9), included in partnerships is an investment in commercial aircraft totaling $935.1 million, net of accumulated depreciation of $117.9 million. These aircraft are recorded at cost and depreciated on a straight-line basis over their estimated lives of 25 years from the date of manufacture, to a residual value that is 15 percent of the Castle Trust cost. Total depreciation expense for the years ended December 31, 2005 and 2004 were $52.7 million and $51.3 million, respectively.

                    American General Life Insurance Company

2.4 Investments (continued)

Securities Lending Collateral and Securities Lending Payable

The Company loans securities through a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102 percent of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statements of income.

Dollar Roll Agreements

Throughout the year, the Company enters into dollar roll agreements. These are agreements to sell mortgage-backed securities ("MBS") and to repurchase substantially similar securities at a specific price and date in the future. Dollar roll agreements are accounted for as sales of financial assets and forward repurchase commitments. Assets are removed from the consolidated balance sheet at the time of sale. The difference between sales proceeds and carrying values are recorded as realized gains or losses. The forward repurchase commitments are accounted for at fair value, and the changes in fair value are recorded as realized gains or losses. Assets are recorded at the time of purchase at fair value. Unsettled amounts on the purchase contracts are reflected in the consolidated balance sheets in other liabilities.

At December 31, 2005 and 2004, the Company had no dollar roll agreements outstanding.

2.5 Separate Accounts

Separate Account assets and liabilities represent funds that are separately administered for Variable Annuities and Variable Universal Life contracts, for which the investment risk lies solely with the contract holder, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Therefore, the Company's liability for these

                    American General Life Insurance Company

2.5 Separate Accounts (continued)

accounts equals the value of the account assets. Investment income, realized investment gains (losses), and policyholder account deposits and withdrawals related to separate accounts are excluded from the consolidated statements of income, comprehensive income, and cash flows. Assets held in Separate Accounts are primarily shares in mutual funds, which are carried at fair value based on the quoted net asset value per share.

The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in premiums and other considerations in the consolidated statements of income.

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP")

Certain costs of writing an insurance policy, including commissions, underwriting, and marketing expenses, are deferred and reported as DPAC. The cost assigned to certain insurance contracts in force at January 31, 1995, the date of American General Corporation's ("AGC") acquisition of The Franklin, is reported as CIP.

DPAC and CIP associated with interest-sensitive life contracts, insurance investment contracts, and participating life insurance contracts are charged to expense in relation to the estimated gross profits of those contracts. If estimated gross profits change significantly, DPAC and CIP balances are recalculated using the new assumptions. Any resulting adjustment is included in current earnings as an adjustment to DPAC or CIP amortization. DPAC and CIP associated with all other insurance contracts are charged to expense over the premium-paying period or as the premiums are earned over the life of the contract. Interest is accreted on the unamortized balance of DPAC at rates used to compute policyholder reserves and on the unamortized balance of CIP at rates of 3.00 percent to 8.25 percent.

With respect to the Company's variable annuity contracts, the assumption for the long-term annual growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 10 percent (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10 percent long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15 percent during the first year following the introduction of a product, the

                    American General Life Insurance Company

2.6 Deferred Policy Acquisition Costs ("DPAC") and Cost of Insurance Purchased ("CIP") (continued)

DPAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9 percent, resulting in an average annual growth rate of 10 percent during the life of the product. Similarly, following periods of below 10 percent performance, the model will assume a short-term growth rate higher than 10 percent. An adjustment to DPAC will occur if management considers the short-term growth rate (i.e., the growth rate required to revert to the mean 10 percent growth rate over a five-year period) to be unachievable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary among companies. With respect to the Company's variable life products, the assumption for the long-term growth of the separate and variable account assets used by the Company in the determination of DPAC amortization is approximately 9 percent, but no reversion to the mean adjustment is applied.

DPAC and CIP related to interest-sensitive products are adjusted for the impact on estimated future gross profits as if net unrealized gains (losses) on securities had been realized at the balance sheet date. The impact of this adjustment, net of deferred taxes, is included in unrealized investment gains (losses) in accumulated other comprehensive income within shareholder's equity.

The Company reviews the carrying amounts of DPAC and CIP on at least an annual basis. Management considers estimated future gross profits or future premiums, expected mortality, interest earned and credited rates, persistency, and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves

Substantially all of the Company's insurance and annuity liabilities relate to long duration contracts. The contracts normally cannot be changed or canceled by the Company during the contract period.

Future policy benefits and policyholder contract deposit liabilities were as follows at December 31:

                                                           2005        2004
                                                        ----------- -----------
                                                                    (Restated)
                                                            (In Thousands)
Future policy benefits:
   Ordinary life....................................... $ 4,852,453 $ 4,553,987
   Group life..........................................      25,760      26,346
   Life contingent group annuities.....................      85,565      89,228
   Life contingent annuities...........................   4,737,550   3,744,591
   Terminal funding....................................     397,630     401,444
   Accident and health.................................     244,682     337,158
                                                        ----------- -----------
Total.................................................. $10,343,640 $ 9,152,754
                                                        =========== ===========
Policyholder contract deposits:
   Annuities........................................... $33,228,804 $32,463,764
   Corporate-owned life insurance......................     373,848     376,478
   Universal life......................................   6,113,472   5,609,281
                                                        ----------- -----------
Total.................................................. $39,716,124 $38,449,523
                                                        =========== ===========

For interest-sensitive life insurance and investment contracts, reserves equal the sum of the policy account balance and deferred revenue charges. Reserves for other contracts are based on estimates of the cost of future policy benefits. Interest, mortality, and surrender assumptions vary by product and are generally based upon actual experience at the time of issue. Interest assumptions used to compute individual life reserves ranged from 1 percent to 11 percent.

The liability for policyholder contract deposits has been established based on various assumptions. Interest rates credited for deferred annuities vary by year of issuance and range from 3.0 percent to 9.45 percent. Current declared interest rates are generally guaranteed to remain in effect for a period of one year, though some are guaranteed for longer periods. Withdrawal charges generally range from 0.0 percent to 14.0 percent, grading to zero over a

                    American General Life Insurance Company

2.7 Policy and Contract Claims Reserves (continued)

period of 0 to 20 years. Interest rates on corporate-owned life insurance are guaranteed at 3.0 or 4.0 percent, depending on policy form, and the weighted average rate credited in 2005 was 5.39 percent.

2.8 Guaranteed Minimum Death Benefits

A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contract holder, the contract holder's beneficiary will receive the greater of (1) the contract holder's account value, or (2) a guaranteed minimum death benefit that varies by product ("the GMDB"). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the principal invested, adjusted for withdrawals, accumulated with interest at rates up to 3 percent per annum (subject to certain caps). The GMDB has issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Prior to January 1, 2004, the Company expensed GMDB-related benefits in the period incurred, and therefore did not provide reserves for future benefits. Effective January 1, 2004, the Company provides reserves for future GMDB-related benefits pursuant to the adoption of Statement of Position 03-01, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP 03-01"). The GMDB liability is determined each period end by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Changes in liabilities for minimum guarantees are included in policyholders' benefits in the consolidated statements of income.

The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to policyholders' benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

2.9 Premium Recognition

Most receipts for annuities and interest-sensitive life insurance policies are classified as deposits instead of revenue. Revenues for these contracts consist of mortality, expense, and surrender charges. Policy charges that compensate the Company for future services are deferred and recognized in income over the period earned, using the same assumptions used to amortize DPAC.

                    American General Life Insurance Company

2.9 Premium Recognition (continued)

Premiums for traditional life insurance products are recognized when due. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross received and the net premium is deferred and recognized in a constant relationship to insurance in force for life insurance contracts and to the amount of expected future benefit payments for annuity contracts.

Variable annuity fees, asset management fees and surrender charges are recorded as income when earned. Net retained broker dealer commissions are recognized as income on a trade date basis.

2.10 Reinsurance

The Company generally limits its exposure to loss on any single insured to $5.0 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, the Company can increase its exposure to loss on any single insured up to $10.0 million. These limits were increased from lower amounts on June 1, 2005. The Company diversifies its risk of reinsurance loss by using a number of reinsurers that have strong claims-paying ability ratings. If the reinsurer could not meet its obligations, the Company would reassume the liability, as the Company remains primarily liable to the policyholder.

A receivable is recorded for the portion of benefits paid and insurance liabilities that have been reinsured. Total reinsurance recoverables on ceded reinsurance contracts are included in accounts receivable. The cost of reinsurance is recognized over the life of the reinsured policies using assumptions consistent with those used to account for the underlying policies.

2.11 Participating Policy Contracts

Participating life insurance accounted for approximately 2 percent of life insurance in force at December 31, 2005.

The portion of earnings allocated to participating policyholders is excluded from net income and shareholder's equity. Dividends to be paid on participating life insurance contracts are determined annually based on estimates of the contracts' earnings. Policyholder dividends were $56.4 million, $60.8 million and $67.9 million in 2005, 2004 and 2003, respectively, and were included in policyholders' benefits.

                    American General Life Insurance Company

2.12 Income Taxes

For the tax years ending December 31, 2005, 2004 and 2003, the Company will join in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and tax credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

A valuation allowance for deferred tax assets is provided if it is more likely than not that some portion of the deferred tax asset will not be realized. An increase or decrease in a valuation allowance that results from a change in circumstances that causes a change in judgment about the realizability of the related deferred tax asset is included in income.

2.13 Derivatives

The Company takes positions from time to time in certain derivative financial instruments in order to mitigate or hedge the impact of changes in interest rates, foreign currencies and equity markets on cash flows investment income, policyholder liabilities and equity. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer or trader in derivative instruments.

Financial instruments used by the Company for such purposes include interest rate swaps, foreign currency swaps, S&P 500 index options (long and short positions) and futures contracts (short positions on U.S. treasury notes and U.S. long bonds).

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting (see
Note 11). The Company carries all

                    American General Life Insurance Company

2.13 Derivatives (continued)

derivatives in the consolidated balance sheet at fair value. Changes in the fair value of derivatives are reported in realized investment gains and losses.

2.14 Recently Issued Accounting Standards

In January 2003, FASB issued Interpretation No. 46, "Consolidation of Variable Interest Entities" ("FIN46"). FIN46 changes the method of determining whether certain entities should be consolidated in the Company's consolidated financial statements. An entity is subject to FIN46 and is called a Variable Interest Entity ("VIE") if it has (i) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (ii) equity investors that cannot make significant decisions about the entity's operations, or do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under existing guidance. A VIE is consolidated by its primary beneficiary, which is the party that has a majority of the expected losses or a majority of the expected residual returns of the VIE, or both. In December 2003, the FASB issued FIN46R.

The provisions of FIN46R are to be applied immediately to VIEs created after January 31, 2003, and to VIEs in which the Company obtains an interest after that date. For VIEs in which the Company holds a variable interest that is acquired before February 1, 2003, FIN46R was applied as of December 31, 2003. For any VIEs that must be consolidated under FIN46R that were created before February 1, 2003, the assets, liabilities and noncontrolling interest of the VIE would be initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change.

The following VIE activities are not consolidated by the Company under FIN46R:

    i. The Company manages collateralized bond and loan obligation trusts (collectively, collateralized debt obligation trust or CDO trust). As asset manager, the Company receives fees for management of the assets held in the CDO trust, which support the issuance of securities sold by the CDO trust. The Company may take minority equity and/or fixed-income security interest in the CDO trust. The Company has entered into such arrangements to expand its asset management activities. Third-party investors have recourse only to the CDO trust, and have no recourse to the Company. The Company does not consolidate these CDO trusts, pursuant to FIN46R.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

     ii. The Company also invests in assets of VIEs. These VIEs are established by unrelated third parties. Investments include collateralized mortgage backed securities and similar securities backed by pools of mortgages, consumer receivables or other assets. The investment in these VIEs allows the Company to purchase assets permitted by insurance regulations while maximizing their return on these assets. These VIEs are not consolidated by the Company, pursuant to FIN46R.

In March 2005, FASB issued FSP FIN46R-5 "Implicit Variable Interests under FASB Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities" ("FSP FIN46R-5") to address whether a reporting enterprise has an implicit variable interest in a variable interest entity ("VIE") or potential VIE when specific conditions exist. Although implicit variable interests are mentioned in FIN46R, the term is not defined and only one example is provided. FSP FIN46R-5 offers additional guidance, stating that implicit variable interests are implied financial interests in an entity that change with changes in the fair value of the entity's net assets exclusive of variable interests. An implicit variable interest acts the same as an explicit variable interest except it involves the absorbing and/or receiving of variability indirectly from the entity (rather than directly). The identification of an implicit variable interest is a matter of judgment that depends on the relevant facts and circumstances. The Company adopted FSP FIN46R-5 in the second quarter of 2005. The adoption of FSP FIN46R-5 did not have a material effect on the Company's financial condition or results of operations.

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued SOP 03-01. This statement was effective as of January 1, 2004 and requires the Company to recognize a liability for GMDB, as discussed above, related to its variable annuity and variable life contracts and modifies certain disclosures and financial statement presentations for these products. The Company reported a one-time cumulative accounting charge upon adoption of $16.9 million to reflect the guaranteed minimum death benefit liability as of January 1, 2004. In addition, under SOP 03-01, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account ("separate account seed money") do not qualify for separate account accounting and reporting.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

The Company was required to "look through" the separate account for the purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-01 did not have a material impact on the Company's separate accounts or separate account seed money.

In December 2004, the FASB issued Statement No. 123 (revised 2004) ("FAS 123R"), "Share-Based Payment." FAS 123R replaces FASB Statement No. 123 ("FAS 123"), "Accounting for Stock-based Compensation," and superseded APB Opinion No. 25, "Accounting for Stock Issued to Employees." FAS 123, as originally issued in 1995, established as preferable a fair-value-based method of accounting for share-based payment transactions with employees. On January 1, 2003, AIG adopted the recognition provisions of FAS 123. The effect of the compensation costs, as determined consistent with FAS 123, was not computed on a subsidiary basis, but rather on a consolidated basis for all subsidiaries of AIG and, therefore, are not presented herein. In April 2005, the SEC delayed the effective date for FAS 123R until the first fiscal year beginning after June 15, 2005. As a result, AIG expects to adopt the provisions of the revised FAS 123R and its related interpretive guidance in the first quarter of 2006. AIG and the Company are currently assessing the impact of FAS 123R and believe the impact will not be material to AIG's or the Company's financial condition or results of operations.

In June 2004, the FASB issued FSP No. 97-1, "Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability." FSP 97-1 clarifies the accounting for unearned revenue liabilities of certain universal-life type contracts under SOP 03-01. The Company's adoption of FSP 97-1 on July 1, 2004 did not change the accounting for unearned revenue liabilities and, therefore, had no impact on the Company's consolidated financial position or results of operations.

                    American General Life Insurance Company

2.14 Recently Issued Accounting Standards (continued)

At the March meeting, the Emerging Issue Task Force "EITF" reached a consensus with respect to Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments." On September 30, 2004, the FASB issued FASB Staff Position ("FSP") EITF No. 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments" delaying the effective date of this guidance until the FASB has resolved certain implementation issues with respect to this guidance, but the disclosures remain effective. This FSP, retitled FSP FAS 115-1, "The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments," replaces the measurement and recognition guidance set forth in Issue No. 03-1 and codifies certain existing guidance on impairment. Adoption of FSP FAS 115-1 is not expected to have a material effect on the Company's financial condition or results of operations.

On December 16, 2004, the FASB issued Statement No. 153, "Exchanges of Nonmonetary Assets - An Amendment of APB Opinion No. 29" ("FAS 153"). FAS 153 amends APB Opinion No. 29, "Accounting for Nonmonetary Transactions". The amendments made by FAS 153 are based on the principle that exchanges of nonmonetary assets should be measured based on the fair value of the assets exchanged. Further, the amendments eliminate the narrow exception for nonmonetary exchanges of similar productive assets and replace it with a broader exception for exchanges of nonmonetary assets that do not have "commercial substance." Previously, APB Opinion No. 29 required that the accounting for an exchange of a productive asset for a similar productive asset or an equivalent interest in the same or similar productive asset should be based on the recorded amount of the asset relinquished. The provisions in FAS 153 are effective for nonmonetary asset exchanges beginning July 1, 2005. The adoption of FAS 153 did not have a material effect on the Company's financial condition or results of operations.

On June 1, 2005, the FASB issued Statement No. 154, "Accounting Changes and Error Corrections" ("FAS 154"). FAS 154 replaces APB Opinion No. 20, "Accounting Changes" and FASB Statement No. 3, "Reporting Accounting Changes in Interim Financial Statements." FAS 154 requires that a voluntary change in accounting principle be applied retrospectively with all prior period financial statements presented on the new accounting principle, unless its impracticable to do so. FAS 154 also provides that a correction of errors in previously issued financial statements should be termed a "restatement." The new standard is effective for accounting changes and correction of errors beginning
January 1, 2006.

At the June 2005 meeting, the EITF reached a consensus with respect to Issue
No. 04-5, "Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights" (formerly, "Investor's Accounting for an Investment in a Limited Partnership When the Investor Is the Sole General Partner and the Limited Partners Have Certain Rights"). The Issue addresses what

                    American General Life Insurance Company
rights held by the limited partner(s) preclude consolidation in circumstances in which the sole general partner would consolidate the limited partnership in accordance with generally accepted accounting principles absent the existence of the rights held by the limited partner(s). Based on that consensus, the EITF also agreed to amend the consensus in Issue No. 96-16, "Investor's Accounting for an Investee When the Investor Has a Majority of the Voting Interest but the Minority Shareholders Have Certain Approval or Veto Rights." The guidance in this Issue is effective after June 29, 2005 for general partners of all new limited partnerships formed and for existing limited partnerships for which the partnership agreements are modified. For general partners in all other limited partnerships, the guidance in this Issue is effective beginning January 1, 2006. The Company is currently assessing the effect of adopting this EITF Issue.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B38, "Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option." This implementation guidance relates to the potential settlement of the debtor's obligation to the creditor that would occur upon exercise of the put option or call option, which meets the net settlement criterion in FAS 133 paragraph 9(a). The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On June 29, 2005, FASB issued Statement 133 Implementation Issue No. B39, "Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor." The conditions in FAS 133 paragraph 13(b) do not apply to an embedded call option in a hybrid instrument containing a debt host contract if the right to accelerate the settlement of the debt can be exercised only by the debtor (issuer/borrower). This guidance does not apply to other embedded derivative features that may be present in the same hybrid instrument. The effective date of the implementation guidance is January 1, 2006. The Company is currently assessing the effect of implementing this guidance.

On September 19, 2005, FASB issued Statement of Position 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts." SOP 05-1 provides guidance on accounting for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in FASB Statement No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments." The SOP defines an internal replacement as a modification in product benefits, features, rights, or coverage that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. The effective date of the implementation guidance is January 1, 2007. The Company is currently assessing the effect of implementing this guidance.

                    American General Life Insurance Company

3. Investments

3.1 Investment Income

Investment income by type of investment was as follows for the years ended December 31:

                                                 2005       2004       2003
                                              ---------- ---------- ----------
                                                         (Restated) (Restated)
                                                       (In Thousands)
Investment income:
   Fixed maturities.......................... $3,265,962 $3,101,785 $2,859,528
   Equity securities.........................      3,435      8,070     13,148
   Mortgage loans on real estate.............    273,270    229,921    237,745
   Investment real estate....................      9,903     10,265      8,229
   Policy loans..............................    100,787     99,421    105,214
   Other long-term investments...............     32,396     82,767    (57,083)
   Short-term investments....................     28,263     16,697     18,431
                                              ---------- ---------- ----------
Gross investment income......................  3,714,016  3,548,926  3,185,212
Investment expenses..........................     80,130     63,577     45,177
                                              ---------- ---------- ----------
Net investment income........................ $3,633,886 $3,485,349 $3,140,035
                                              ========== ========== ==========

The carrying value of investments that produced no investment income during 2005 was less than 0.3 percent of total invested assets. The ultimate disposition of these investments is not expected to have a material effect on the Company's results of operations and financial position.

During 2005, 2004 and 2003, investment income from other long-term investments is primarily related to gains or losses associated with various partnership interests.

                    American General Life Insurance Company

3.2 Net Realized Investment Gains (Losses)

Realized gains (losses) by type of investment were as follows for the years ended December 31:

                                                  2005       2004       2003
                                               ---------  ---------- ----------
                                                          (Restated) (Restated)
                                                        (In Thousands)
Fixed maturities:
   Gross gains................................ $ 204,217  $ 270,273  $ 495,550
   Gross losses...............................  (329,543)  (256,398)  (510,749)
                                               ---------  ---------  ---------
Total fixed maturities........................  (125,326)    13,875    (15,199)
Equity securities.............................    36,727      7,041      2,914
Partnerships..................................    (4,464)   (20,818)    26,358
Derivatives...................................     5,162    (31,852)   (46,583)
Other.........................................    35,050    (31,683)     4,608
                                               ---------  ---------  ---------
Net realized investment gains (losses) before
  tax.........................................   (52,851)   (63,437)   (27,902)
Income tax benefit............................   (18,498)   (22,203)    (9,766)
                                               ---------  ---------  ---------
Net realized investment gains (losses) after
  tax......................................... $ (34,353) $ (41,234) $ (18,136)
                                               =========  =========  =========

During 2005, 2004 and 2003, the Company's realized losses included write-downs of $121.6 million, $63.1 million (restated) and $291.7 million (restated), respectively, for certain available for sale fixed maturity investments that experienced declines deemed other than temporary. The determination that a security has incurred an other than temporary decline in value and the amount of loss recognition requires the judgement of the Company's management and a continual review of its investments.

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities

The following table summarizes the Company's gross unrealized losses and estimated fair values on fixed maturity securities available for sale and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2005:

                                Less than 12 Months     12 Months or More           Total
                               ---------------------- --------------------- ----------------------
                                                         (In Thousands)
                                  Fair     Unrealized   Fair     Unrealized    Fair     Unrealized
                                  Value      Losses     Value      Losses      Value      Losses
                               ----------- ---------- ---------- ---------- ----------- ----------
Fixed maturity securities..... $15,162,414  $335,958  $1,061,524  $61,193   $16,223,938  $397,151
Equity securities.............       2,794       172       1,742    1,476         4,536     1,648
                               -----------  --------  ----------  -------   -----------  --------
   Total...................... $15,165,208  $336,130  $1,063,266  $62,669   $16,228,474  $398,799
                               ===========  ========  ==========  =======   ===========  ========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

The Company regularly reviews its investments for possible impairments based on the criteria discussed in Note 2. The determination that a security has incurred an other-than-temporary decline in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments. As of December 31, 2005, all of the unrealized losses in the table shown above were considered to be temporary based on the results of this review.

Fixed maturity and equity securities classified as available-for-sale are reported at fair value. Amortized cost and fair value at December 31, 2005 and 2004 were as follows:

                                                                 Gross      Gross
                                                    Amortized  Unrealized Unrealized    Fair
                                                      Cost        Gain       Loss       Value
                                                   ----------- ---------- ---------- -----------
                                                                  (In Thousands)
December 31, 2005
-----------------
Fixed maturity securities:
   Corporate securities:
       Investment-grade........................... $28,425,624 $1,510,483 $(156,438) $29,779,669
       Below investment-grade.....................   3,504,754    145,856   (79,454)   3,571,156
   Mortgage-backed securities.....................  12,632,632    113,801  (127,981)  12,618,452
   U.S. government obligations....................     175,470     34,052      (677)     208,845
   Foreign governments............................     750,686     93,689    (6,565)     837,810
   State and political subdivisions...............   3,256,136    125,314   (24,311)   3,357,139
   Collateralized bonds...........................      83,537      1,875    (1,725)      83,687
   Redeemable preferred stocks....................      53,808     13,196        --       67,004
                                                   ----------- ---------- ---------  -----------
Total fixed maturity securities................... $48,882,647 $2,038,266 $(397,151) $50,523,762
                                                   =========== ========== =========  ===========
Equity securities................................. $    33,457 $   34,552 $  (1,648) $    66,361
                                                   =========== ========== =========  ===========
Separate account seed money....................... $    64,000 $    3,000 $      --  $    67,000
                                                   =========== ========== =========  ===========
Investment in ultimate Parent Company............. $     8,597 $   46,680 $      --  $    55,277
                                                   =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

                                                                 Gross      Gross
                                                    Amortized  Unrealized Unrealized    Fair
                                                      Cost        Gain       Loss       Value
                                                   ----------- ---------- ---------- -----------
                                                                     Restated
                                                                  (In Thousands)
December 31, 2004
-----------------
Fixed maturity securities:
   Corporate securities:
       Investment-grade........................... $27,204,193 $2,139,206 $ (63,416) $29,279,983
       Below investment-grade.....................   2,979,378    209,999   (31,897)   3,157,480
   Mortgage-backed securities.....................  12,575,337    296,349   (38,749)  12,832,937
   U.S. government obligations....................     214,984     31,887      (834)     246,037
   Foreign governments............................     411,263     46,495      (207)     457,551
   State and political subdivisions...............   3,188,957    184,295   (24,610)   3,348,642
   Collateralized bonds...........................      59,077        160    (2,798)      56,439
   Redeemable preferred stocks....................      51,712      9,055      (603)      60,164
                                                   ----------- ---------- ---------  -----------
Total fixed maturity securities................... $46,684,901 $2,917,446 $(163,114) $49,439,233
                                                   =========== ========== =========  ===========
Equity securities................................. $    48,038 $   24,776 $  (2,520) $    70,294
                                                   =========== ========== =========  ===========
Separate account seed money....................... $    39,758 $    1,735 $      (5) $    41,488
                                                   =========== ========== =========  ===========
Investment in ultimate Parent Company............. $     8,597 $   44,606 $      --  $    53,203
                                                   =========== ========== =========  ===========

                    American General Life Insurance Company

3.3 Fixed Maturity and Equity Securities (continued)

Net unrealized gains (losses) on securities included in accumulated other comprehensive income in shareholder's equity at December 31, 2005 were as follows:

                                               2005        2004        2003
                                            ----------  ----------  ----------
                                                        (Restated)  (Restated)
                                                      (In Thousands)
Gross unrealized gains..................... $2,122,498  $2,988,563  $2,635,838
Gross unrealized losses....................   (398,799)   (165,639)   (371,145)
DPAC and other fair value adjustments......   (316,972)   (587,095)   (537,304)
Deferred federal income taxes..............   (497,287)   (792,305)   (610,534)
                                            ----------  ----------  ----------
Net unrealized gains on securities......... $  909,440  $1,443,524  $1,116,855
                                            ==========  ==========  ==========

The contractual maturities of fixed maturity securities at December 31, 2005 were as follows:

                                                                 2005
                                                        -----------------------
                                                         Amortized  Market
                                                           Cost     Value
                                                        ----------- -----------
                                                            (In Thousands)
Fixed maturity securities, excluding mortgage-backed
  securities:
   Due in one year or less............................. $   846,359 $   858,504
   Due after one year through five years...............   4,130,131   4,329,861
   Due after five years through ten years..............  11,538,141  11,863,561
   Due after ten years.................................  19,735,384  20,853,384
Mortgage-backed securities.............................  12,632,632  12,618,452
                                                        ----------- -----------
Total fixed maturity securities........................ $48,882,647 $50,523,762
                                                        =========== ===========

Actual maturities may differ from contractual maturities, since borrowers may have the right to call or prepay obligations. In addition, corporate requirements and investment strategies may result in the sale of investments before maturity. Proceeds from sales of fixed maturities were $29.5 billion, $28.7 billion and $31.5 billion, during 2005, 2004 and 2003, respectively.

At December 31, 2005, $46.3 million of bonds, at amortized cost, were on deposit with regulatory authorities in accordance with statutory requirements.

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate

Diversification of the geographic location and type of property collateralizing mortgage loans reduces the concentration of credit risk. For new loans, the Company requires loan-to-value ratios of 75 percent or less, based on management's credit assessment of the borrower. The mortgage loan portfolio was distributed as follows at December 31, 2005 and 2004:

                                          Outstanding  Percent of    Percent
                                            Amount       Total    Nonperforming
                                         ------------- ---------- -------------
                                         (In Millions)
December 31, 2005
Geographic distribution:
   South Atlantic.......................    $  862        23.3%        0.0%
   Pacific..............................       722        19.5         0.0
   Mid-Atlantic.........................       854        23.1         0.0
   East North Central...................       395        10.7         8.9
   Mountain.............................       130         3.5         0.0
   West South Central...................       235         6.4         0.0
   East South Central...................       202         5.5         0.0
   West North Central...................       105         2.8        21.6
   New England..........................       172         4.7         0.0
   Canada...............................        22          .6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,694       100.0%        2.1%
                                            ======       =====
Property type:
   Office...............................    $1,437        38.9%        5.6%
   Retail...............................     1,044        28.3         0.2
   Industrial...........................       426        11.4         0.0
   Apartments...........................       520        14.1         0.0
   Hotel/motel..........................        66         1.8         0.0
   Other................................       206         5.6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,694       100.0%        2.1%
                                            ======       =====

                    American General Life Insurance Company

3.4 Mortgage Loans on Real Estate (continued)

                                          Outstanding  Percent of    Percent
                                            Amount       Total    Nonperforming
                                         ------------- ---------- -------------
(Restated)
                                         (In Millions)
December 31, 2004
Geographic distribution:
   South Atlantic.......................    $  741        22.3%        0.0%
   Pacific..............................       572        17.2         0.0
   Mid-Atlantic.........................       681        20.5         2.1
   East North Central...................       391        11.8         7.5
   Mountain.............................       174         5.2         0.0
   West South Central...................       227         6.8         0.0
   East South Central...................       246         7.4         0.0
   West North Central...................       105         3.2        10.4
   New England..........................       170         5.1         0.0
   Canada...............................        23         0.7         0.0
Allowance for losses....................        (5)       (0.2)        0.0
                                            ------       -----
Total...................................    $3,325       100.0%        1.6%
                                            ======       =====

Property type:
   Office...............................    $1,295        38.9         3.5%
   Retail...............................       952        28.6         0.0
   Industrial...........................       419        12.6         0.0
   Apartments...........................       425        12.8         0.0
   Hotel/motel..........................        54         1.6        15.4
   Other................................       185         5.6         0.0
Allowance for losses....................        (5)       (0.1)        0.0
                                            ------       -----
Total...................................    $3,325         100%        1.6%
                                            ======       =====

Impaired mortgage loans on real estate and related interest income is not material.

                    American General Life Insurance Company

4. Deferred Policy Acquisitions Costs and Cost of Insurance Purchased

The following reflects deferred policy acquisition costs which will be amortized against future income and the related current amortization charges to income, excluding certain amounts deferred and amortized in the same period:

                                                                2005        2004        2003
                                                             ----------  ----------  ----------
                                                                         (Restated)  (Restated)
                                                                       (In Thousands)
Balance at January 1........................................ $3,288,233  $2,933,067  $2,779,562
   Capitalization...........................................    854,609     728,087     598,665
   Accretion of interest/amortization.......................   (377,957)   (280,198)   (327,341)
   Effect of unrealized (gains) losses on securities........    259,223     (80,598)   (131,753)
   Effect of realized (gains) losses on securities..........     (4,650)    (12,125)     13,934
                                                             ----------  ----------  ----------
Balance at December 31...................................... $4,019,457  $3,288,233  $2,933,067
                                                             ==========  ==========  ==========

The Company adjusts DAC amortization ("a DAC unlocking") when estimates of current or future gross profits to be realized are revised. In 2005, DAC amortization was increased by $16 million due to the unlocking of future assumptions on variable universal life products to reflect a refinement of assumptions made necessary due to shifting product mix.

A roll forward of the cost of insurance purchased ("CIP") for the years ended December 31, were as follows:

                                                               2005      2004      2003
                                                             --------  --------  --------
                                                                    (In Thousands)
Balance at January 1........................................ $324,920  $338,520  $351,600
   Deferral of renewal commissions..........................        0     3,623     5,274
   Accretion of interest/amortization.......................   (9,561)  (30,316)   15,612
   Effect of unrealized (gains) losses on securities........   23,672    12,725   (33,966)
   Effect of realized (gains) losses on securities..........   (3,132)      368        --
                                                             --------  --------  --------
Balance at December 31...................................... $335,899  $324,920  $338,520
                                                             ========  ========  ========

During 2003, the Company reduced their CIP amortization by $34 million primarily due to improved mortality. CIP amortization expected to be recorded in each of the next five years is $15.3 million, $12.8 million, $12.2 million, $11.2 million, and $8.8 million, respectively.

                    American General Life Insurance Company

5. Reserves for Guaranteed Benefits

Details concerning the Company's guaranteed minimum death benefit exposure as of December 31, 2005 were as follows:

                                                 Return of Net Deposits
                                                 Plus a Minimum Return
                                                 ----------------------
                                                     (In Millions)
        Account value...........................        $45,297
        Net amount at risk (a)..................          1,801
        Average attained age of contract holders             54
        Range of guaranteed minimum return rates           0.00%-3.00%
--------
(a)Net amount at risk represents the guaranteed benefit exposure in excess of the current account value if all contract holders died at the same balance sheet date.

The following summarizes the reserve for guaranteed benefits on variable contracts, which is reflected in the general account and reported in reserves for fixed annuity contracts on the consolidated balance sheet:

                                                 (In Millions)
                  Balance at January 1, 2005 (b)      $10
                  Guaranteed benefits incurred..        5
                  Guaranteed benefits paid......       (8)
                                                      ---
                  Balance at December 31, 2005..      $ 7
                                                      ===
--------
(b)Included in the one-time cumulative effect of accounting change resulting from the adoption of SOP 03-1.

The following assumptions and methodology were used to determine the reserve for guaranteed benefits at December 31, 2005:

  . Data used was 1,000 stochastically generated investment performance scenarios.

  .   Mean investment performance assumption was 10%.

  .   Volatility assumption was 16%.

  .   Mortality was assumed to be 70% to 87.5% of the 1983a table.

  .   Lapse rates vary by contract type and duration and range from 5% to 25%.

  .   The discount rate was 3% to 8%.

                    American General Life Insurance Company

6. Other Assets

Other assets consisted of the following:

                                                                 December 31
                                                              -----------------
                                                                2005     2004
                                                              -------- --------
                                                               (In Thousands)
Goodwill..................................................... $ 39,765 $ 39,780
Computer software, net.......................................   96,184  104,114
Accounts receivable from brokers, net........................   14,582   29,437
Prepaid expenses.............................................   39,304   36,605
Property and equipment, net..................................   45,366   49,594
Other........................................................   25,612   12,740
                                                              -------- --------
Total other assets........................................... $260,813 $272,270
                                                              ======== ========

7. Restructuring Charges

In connection with the Parent's merger with AGC during 2001, the Company incurred $180.4 million in restructuring costs. Of the total restructuring charges, approximately $177.2 million has been paid as of December 31, 2005. The remaining balance has been released during 2005.

8. Federal Income Taxes

8.1 Tax Liabilities

Income tax liabilities were as follows:

                                                              December 31
                                                         ---------------------
                                                            2005       2004
                                                         ---------- ----------
                                                                    (Restated)
                                                             (In Thousands)
 Current tax receivables................................ $   14,032 $  (98,435)
 Net deferred tax liabilities...........................  1,389,968  1,545,723
                                                         ---------- ----------
    Income tax payable.................................. $1,404,000 $1,447,288
                                                         ========== ==========

                    American General Life Insurance Company

8.1 Tax Liabilities (continued)

The components of deferred tax liabilities and assets at December 31 were as follows:

                                                           2005        2004
                                                        ----------  ----------
                                                                    (Restated)
                                                            (In Thousands)
Deferred tax liabilities applicable to:
   Deferred policy acquisition costs................... $1,236,446  $  997,168
   Basis differential of investments...................    215,648     280,839
   Net unrealized gains on debt and equity securities
     available for sale................................    497,287     792,305
   Capitalized EDP.....................................     24,144      26,599
   Prepaid expenses....................................     12,814      12,803
   Other...............................................    143,258      54,548
                                                        ----------  ----------
Total deferred tax liabilities.........................  2,129,597   2,164,262

Deferred tax assets applicable to:
   Policy reserves.....................................   (713,177)   (581,827)
   Other...............................................    (26,452)    (36,712)
                                                        ----------  ----------
Total deferred tax assets..............................   (739,629)   (618,539)
                                                        ----------  ----------
Net deferred tax liabilities........................... $1,389,968  $1,545,723
                                                        ==========  ==========

Under prior federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "policyholders' surplus." At December 31, 2004, the Company had approximately $382 million of policyholders' surplus on which no deferred tax liability has been recognized, as federal income taxes are not required unless it is distributed as a dividend, or recognized under other specified conditions. The American Jobs Creation Act of 2004 modified federal income tax law to allow life insurance companies to distribute amounts from policyholders' surplus during 2005 and 2006 without incurring federal income tax on the distributions. During 2005, the Company distributed cash dividends in excess of $382 million, thereby eliminating its policyholders' surplus account and its exposure to federal income taxation.

                    American General Life Insurance Company

8.2 Tax Expense

Components of income tax expense (benefit) for the years ended December 31 were as follows:

                                                                   2005       2004       2003
                                                                ---------  ---------- ----------
                                                                           (Restated) (Restated)
                                                                         (In Thousands)
Income tax at statutory percentage of GAAP pretax income....... $ 561,589   $513,629   $410,373
Non-conventional fuel source credits...........................  (142,767)   (96,202)   (93,655)
Dividends received deduction...................................   (28,583)   (19,828)   (18,632)
Prior year corrections.........................................   (10,989)    (8,241)    (3,225)
Other credits, taxes and settlements...........................     1,331      2,760    (12,237)
                                                                ---------   --------   --------
Income tax expense............................................. $ 380,581   $392,118   $282,624
                                                                =========   ========   ========

For the tax years ending December 31, 2005, 2004 and 2003, the Company was included in the filing of a consolidated federal income tax return with AGC Life Insurance Company and its life insurance company subsidiaries. The Company has a written agreement with AGC Life Insurance Company setting forth the manner in which the total consolidated federal income tax is allocated to each entity that joins in the consolidation. Under this agreement, AGC Life Insurance Company agrees not to charge the Company a greater portion of the consolidated tax liability than would have been paid by the Company had it filed a separate federal income tax return. In addition, AGC Life Insurance Company agrees to reimburse the Company for the tax benefits from net losses and credits, if any, within a reasonable period of time after the filing of the consolidated federal income tax return for the year in which the losses are used.

                    American General Life Insurance Company

9. Transactions With Affiliates

Notes receivable from affiliates were as follows:

                                                                   December 31, 2005    December 31, 2004
                                                                  -------------------- --------------------
                                                                  Par Value Book Value Par Value Book Value
                                                                  --------- ---------- --------- ----------
                                                                               (In Thousands)
American General Corporation, 9.375%, due 2008................... $  4,725   $  4,091  $  4,725   $  3,932
Transatlantic Holdings Inc., Promissory notes, 5.75%, due 2015...  164,000    163,202        --         --
AGC Life, Promissory notes, 5.02%, due 2010......................  116,000    116,000   116,000    116,000
American General Corporation, Promissory notes, 4.79%, due 2006..  415,000    415,000   415,000    415,000
Castle Trust 2, Asset backed notes, 5.26%, due 2026..............   41,453     41,449    45,990     46,971
Castle Trust 2, Asset backed notes, 8.26%, due 2026..............   13,929     13,924    14,497     16,142
                                                                  --------   --------  --------   --------
Total notes receivable from affiliates...........................  755,107    753,666   596,212    598,045
                                                                  ========   ========  ========   ========

Various AIG companies provide services to the Company, principally mortgage servicing and investment management services, provided by American International Group Global Investment Corporation ("AIGGIC") on a fee basis. The Company paid approximately $66.9 million, $67.5 million and $54.4 million for such services in 2005, 2004 and 2003, respectively. Accounts payable for such services at December 31, 2005 and 2004 were not material. The Company rents facilities and provides services on an allocated cost basis to various AIG companies. Beginning in 1998, amounts received by the Company from affiliates include amounts received by its wholly owned, non-life insurance subsidiary, AGLC. AGLC provides shared services, including technology, to a number of AIG's life insurance subsidiaries.

The Company received approximately $329.2 million, $337.0 million and $311.4 million for such services and rent in 2005, 2004 and 2003, respectively. Accounts receivable for rent and services at December 31, 2005 and 2004 were not material.

                    American General Life Insurance Company

As a matter of Company policy, derivative contracts are generally executed with AIG Financial Products Corp. ("AIGFP"), an affiliated financial products company. From time to time, derivatives will be entered into with unaffiliated parties in conjunction with private placement investments.

During 2004, the Company purchased 38.7% of the non-voting preferred equity issued by Castle Trust 2003-II LP ("Castle Trust 2") for $116,558,398. The remaining non-voting equity interest and 100% of the voting equity of Castle Trust are held by various affiliates of the Company. The business of Castle Trust 2, and its wholly owned subsidiaries, is limited to buying, owning, leasing and selling a portfolio of aircraft. The purchase was funded by a capital contribution received from AGC Life Insurance Company. The Company's investment in Castle Trust 2 is reported in partnerships on the consolidated balance sheet.

On January 14, 2004, the Company purchased $65 million of fixed-rate asset-backed notes issued by Castle Trust 2. The notes mature on November 15, 2026 and are included in notes receivable from affiliates on the consolidated balance sheet.

On December 29, 2004, the Company purchased from Ambler Holding Corp, a wholly-owned subsidiary of the Company's affiliate AIG Financial Products, all of its Class D membership interests in Spicer Energy II LLC ("Spicer") for a purchase price of $86,100,234. As a result, the Company's Class D interest represents 25.3% of the equity in Spicer's three synfuel facilities. The Company's investment in Spicer is reported in partnerships on the consolidated balance sheet.

Effective August 1, 2003, the Company and AIG Life Insurance Company of Bermuda ("AIGB") entered into a Cut-through Agreement pursuant to which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the Texas Department of Insurance. The amount of the retained liability on AIGB's books related to this agreement totaled $345,000 at December 31, 2005 and $295,000 at December 31, 2004. The Company believes the probability of loss under this agreement is remote.

Effective June 23, 2003, the Company entered into a Cut-through Agreement with AIG Life of Canada ("AIGC") pursuant to which claimants were granted a direct right of action against the Company in the event AIGC becomes insolvent or otherwise cannot or refuses to perform its obligations under certain structured settlement contracts issued by AIGC. On November 6, 2003, the Company filed the Cut-through Agreement with the Texas Department of Insurance (the

                    American General Life Insurance Company

Department). In early 2005, the Company discussed this Cut-through Agreement with the Department and it was agreed that the reserve established under these contracts would not exceed $300 million without the consent of the Department. As of December 31, 2005, the reserves recorded by AIGC, related to these contracts, totaled $231 million. The Company believes the probability of loss under this agreement is remote.

On December 7, 2005, the Company acquired 5.75% Senior Notes due December 14, 2015, issued by Transatlantic Holdings, Inc., an affiliate of the Company, at a cost of $163.2 million. Other affiliates of the Company are holders of the same class of securities.

The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG. This guarantee is unconditional and irrevocable as to outstanding obligations, and the Company's contractholders have the right to enforce the guarantee directly against American Home. While American Home does not publish financial statements, it does file statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public.

On September 23, 2003, the Company purchased 68 percent of the non-voting preferred equity issued by Castle 2003-1 Trust ("Castle Trust") for $182.3 million. The remaining non-voting preferred equity and 100 percent of the voting equity of Castle Trust are held by affiliates of the Company. Castle Trust is a Delaware statutory trust established on July 31, 2003. The business of Castle Trust and its wholly owned subsidiaries is limited to buying, owning, leasing and selling a portfolio of commercial jets. In December 2003, the FASB issued a "Revision to Interpretation No. 46, Consolidation of Variable Interest Entities" ("FIN46R") (See Note 2.14). In accordance with FIN46R, Castle Trust has been consolidated in the Company's consolidated financial statements for the years ending December 31, 2005, 2004 and 2003.

10. Benefit Plans

Effective January 1, 2002, the Company's employees participate in various benefit plans sponsored by AIG, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance. AIG's U.S. plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

                    American General Life Insurance Company

11. Derivative Financial Instruments

11.1 Use of Derivative Financial Instruments

The Company's use of derivative financial instruments is generally limited to swaps, currency swaps, S&P 500 index options and treasury note and U.S. long bond futures as economic hedges of certain financial assets and liabilities as follows:

Derivative Instrument                                 Economically Hedged Item
---------------------                                 ------------------------
Interest rate and currency swaps                      Private placement bonds

S&P index options                                     Equity-indexed policy
                                                      liabilities on certain
                                                      universal life and
                                                      annuity policies

Treasury note and long bond futures                   Bonds purchased for
                                                      short-term (trading)
                                                      purposes

The Company believes that such hedging activities have been and remain economically effective, but do not currently qualify for hedge accounting.

With the exception of premiums required for the purchase of publicly-traded or over-the-counter (OTC)- traded S&P 500 index options and futures, derivatives contracts purchased by the Company require no up-front cash payment and provide for net settlement.

11.2 Risks Inherent In the Use of Derivatives

Risks inherent in the use of derivatives include market risk, credit risk in the event of non-performance by counterparties, and mismatch risk. Exposure to market risk is mitigated by the fact that all derivatives contracts are executed as effective economic hedges the financial effects of which are offset by another financial instrument (investment securities or index-based policy liabilities). Counterparty credit exposure is limited by entering into agreements with affiliated counterparties or unaffiliated counterparties having high credit ratings. Affiliated counterparties are guaranteed by AIG and unaffiliated counterparty credit ratings are monitored on a regular basis. Mismatch risk is the risk that hedges are executed improperly or become ineffective over the term of the contracts. Procedures have been implemented at AIG Global Investment Group, the company's affiliated investment advisor, and within the Life Division to prevent and detect such mismatches.

                    American General Life Insurance Company

11.3 Interest Rate and Currency Swap Agreements

Interest rate swap agreements are used to convert specific investment securities from a floating to a fixed rate basis and to convert certain fixed rates to different fixed rates. Currency swap agreements are used to convert cash flows from specific investment securities denominated in foreign currencies into U.S. dollars at specific exchange rates.

Swap agreements have terms of two to twenty-two years.

Interest rate and currency swap agreements related to investment securities at December 31 were as follows:

                                                              2005      2004
                                                             ------  ----------
                                                                     (Restated)
                                                               (In Millions)
Interest rate swap agreements:
   Notional amount.......................................... $1,320    $1,419
   Fair value...............................................     (6)        4
Currency swap agreements :
   Notional amount..........................................    602       360
   Fair Value...............................................    (57)      (58)

                    American General Life Insurance Company

11.4 Index Options

S&P 500 index options (puts and calls) are purchased as economic hedges of index-based exposures inherent in the Company's equity-indexed universal life and annuity products. Such options generally have terms of one or two years. The Company has procedures in place to economically match option purchases to policy liabilities. Contracts outstanding at December 31 were as follows:

                                                       2005           2004
                                                  -------------- --------------
                                                           Fair           Fair
                                                  Notional Value Notional Value
                                                  -------- ----- -------- -----
                                                          (In Millions)
Calls:
   One-year (or less) contracts..................   $310    $10    $100    $6
   Two-year contracts............................     32      3      13     1

11.5 Futures

The Company purchases and sells short futures (treasury note and U.S. long bond) to offset interest rate exposures on certain bonds purchased for the trading portfolio. All such positions are closed out each quarter-end with mark to market adjustments recognized currently in earnings.

12. Fair Value of Financial Instruments

Statement of Financial Accounting Standards No. 107 "Disclosures about Fair Value of Financial Instruments" ("FASB 107") requires disclosure of fair value information about financial instruments for which it is practicable to estimate such fair value. In the measurement of the fair value of certain of the financial instruments, where quoted market prices were not available, other valuation techniques were utilized. These fair value estimates are derived using internally developed valuation methodologies based on available and observable market information.

                    American General Life Insurance Company

Carrying amounts and fair values for certain of the Company's financial instruments at December 31 are presented below.

                                                                   2005               2004
                                                             ---------------- ---------------------
                                                              Fair   Carrying    Fair     Carrying
                                                              Value   Amount     Value     Amount
                                                             ------- -------- ---------- ----------
                                                                              (Restated) (Restated)
                                                                         (In Millions)
Assets
Fixed maturity and equity securities........................ $50,739 $50,739   $49,527    $49,527
Mortgage loans on real estate...............................   4,841   3,694     3,532      3,325
Policy loans................................................   1,823   1,775     1,777      1,731
Short-term investments......................................      84      84        63         63
Derivative assets...........................................      13      13        11         11
Partnerships................................................   2,590   2,590     2,088      2,088
Separate account seed money.................................      67      67        41         41
Investment in ultimate Parent Company.......................      55      55        53         53
Notes receivable from affiliates............................     754     754       598        598
Securities lending collateral...............................   9,743   9,743     9,286      9,286
Assets held in separate accounts............................  27,163  27,163    25,537     25,537

Liabilities
Investment contracts........................................  32,512  34,556    30,792     33,591
Dividend accumulations......................................     898     898       904        904
Derivative liabilities......................................      66      66        58         58
Securities lending payable..................................   9,743   9,743     9,286      9,286
Liabilities related to separate accounts....................  27,163  27,163    25,537     25,537

   The following methods and assumptions were used to estimate the fair value of financial instruments:

   Fixed Maturity and Equity Securities

   Fair value for fixed maturity securities was based principally on independent pricing services, broker quotes and other independent information. For securities that do not have readily determinable market prices, the Company estimated fair value using internally prepared valuations (including those based on estimates of future profitability). Otherwise, the Company used its most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

                    American General Life Insurance Company

Fair values for equity securities was based upon quoted market prices.

Mortgage Loans on Real Estate

Fair value of mortgage loans was estimated primarily using discounted cash flows, based on contractual maturities and risk-adjusted discount rates.

Policy Loans

Fair value of policy loans was estimated using discounted cash flows and actuarially determined assumptions incorporating market rates.

Investment in Ultimate Parent Company

The fair value of the investment in the ultimate Parent Company is based on quoted market prices of AIG common stock.

Assets and Liabilities Related to Separate Accounts

The fair value of Separate Account assets and liabilities was based on quoted net asset value per share of the underlying mutual funds held in separate accounts.

Derivative Financial Instruments

Fair values for derivative assets and liabilities were based upon quoted market prices received from AIG Financial Products Corp, an affiliated financial products company, and independent sources.

Investment Contracts

Fair value of insurance investment contracts was estimated using cash flows discounted at market interest rates.

Notes Receivable from Affiliates

Fair values of promissory notes and asset backed notes from affiliates were based on quoted market prices, where available. For investments not actively traded, fair values were estimated using values obtained from independent pricing services or, in the case of some private placements, by discounting expected future cash flows using a current market rate applicable to yield, credit quality, and average life of investments.

                    American General Life Insurance Company

Partnerships

Fair value of partnerships is based upon the fair value of the net assets of these investments as determined by the general partners.

Separate Account Seed Money

Fair value is considered to be the market value of the underlying securities.

13. Commitments and Contingencies

The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, and future minimum rental commitments and rental expense under operating leases are not material.

The Company is party to various other lawsuits and proceedings arising in the ordinary course of business. These lawsuits and proceedings include certain class action claims and claims filed by individuals who have excluded themselves from settlement of class action lawsuits relating to life insurance pricing and sales practices. In addition, many of these proceedings are pending in jurisdictions that permit damage awards disproportionate to the actual economic damages alleged to have been incurred. Based upon information presently available, the Company believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Company's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions continues to create the potential for an unpredictable judgment in any given suit.

The Company had $650.1 million of unfunded commitments for its investments in limited partnerships at December 31, 2005.

All fifty states have laws requiring solvent life insurance companies to pay assessments to protect the interests of policyholders of insolvent life insurance and annuity companies. The Company recognizes a liability for insurance-related assessments when all of the following three conditions have been met: (i) an assessment has been imposed or information available prior to the issuance of financial statements indicates it is probable that an assessment will be imposed, (ii) the event obligating the Company to pay an imposed or probable assessment occurred on or before the date of the financial statements and (iii) the amount of the assessment can be reasonably estimated. The December 31, 2005 liability was estimated by the Company using the latest information available from the National Organization of Life and Health Insurance

                    American General Life Insurance Company

Guaranty Associations. The liability is not material to the Company's consolidated statement of position. While it is not possible to exactly estimate the portion of the industry assessments for which the Company will be responsible, it is expected that any difference between the estimated assessments and the actual assessments will not be material to the Company's consolidated results of operations and financial position. Although the amount accrued represents the Company's best estimate of its liability, this estimate may change in the future.

On November 1, 2002, the Company and various affiliates entered into a one-year inter-affiliate credit facility (the "facility"), under which the Company commits to make loans to AIG in amounts aggregating to not more than $90.0 million. Such loans may take the form of variable rate loans that pay the higher of the federal funds rate plus 0.5 percent or the prime rate, or fixed rate loans that pay LIBOR plus a specific margin. AIG has the option, at the commitment termination date to convert any outstanding loan balances to one-year term. After an initial one-year extension, effective October 29, 2004, the facility was amended to extend the commitment termination date to October 28, 2005. The Company has received annual facility fees of 0.045%. However, effective as of October 29, 2004, the facility fee was changed to 0.040%. Effective October 28, 2005, the commitment was amended to extend the termination date to October 27, 2006. No loans were funded during 2005 or 2004.

AGL owns interests in certain limited liability companies (LLCs) which invested in six coal synthetic fuel production facilities. The sale of coal synthetic fuel produced by these six facilities generated income tax credits. Since acquiring the facilities, AGL has recognized approximately $447 million of synfuel tax credits through December 31, 2005. One of the conditions a taxpayer must meet to qualify for coal synfuel tax credits is that the synfuel production facility must have been "placed in service" before July 1, 1998. On July 1, 2005, Internal Revenue Service (IRS) field agents issued notices of proposed adjustment to the LLCs proposing to disallow all of the credits taken by the LLCs during the years 2001 through 2003. The IRS field agents subsequently conceded that one of the facilities was timely placed in service, but contended that none of the other underlying production facilities were placed in service by the statutory deadline. On October 3, 2005, IRS field agents issued 60-day letters to the LLCs proposing to disallow the tax credits taken with respect to synfuel sales by the remaining five production facilities. By letters dated February 17, 2006, the IRS field agents have advised the LLCs that all six production facilities were placed in service before July 1, 1998 and that they will withdraw the 60-day letters issued to the LLCs.

                    American General Life Insurance Company

Tax credits generated from the production and sale of synthetic fuel under section 29 of the Internal Revenue Code are subject to an annual phase-out provision that is based on the average wellhead price of domestic crude oil. The price range within which the tax credits are phased-out was originally established in 1980 and is adjusted annually for inflation. Depending on the price of domestic crude oil for a particular year, all or a portion of the tax credits generated in that year might be eliminated. Although AGL cannot predict the future price of domestic crude oil for the years 2006 and 2007 (the final years the tax credits are available), AGL does not expect the phase-out provision to affect tax credits generated in 2005. AIG has also entered into hedges designed to mitigate a portion of its future exposure to a sustained high price of oil. However, no assurance can be given as to the effectiveness of the hedging in actually reducing such exposure or whether such hedging will continue.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year.

Net premiums and losses retained by the Company, after retro-cessions to various quota share reinsurers, are 100% retro-ceded to another AIG subsidiary, American General Assurance Company ("AGAC"). Under the agreement with AGAC, the company remains liable for any credit losses arising from uncollectible amounts from the third party reinsurers, including the Company's 50% pool participant. During 2005 and 2004, the Company recorded charges of $17.0 million and $20.7 million, respectively, related to such uncollectible amounts. Reinsurance recoverables included in these financial statements related to the workers' compensation business were $58.8 million and $62.0 million at December 31, 2005 and 2004, respectively. While not included in these financial statements, the Company is contingently liable for losses incurred by its 50% pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

On February 9, 2006, AIG announced that it has reached a resolution of claims and matters under investigation with the United States Department of Justice ("DOJ"), the Securities and Exchange Commission ("SEC"), the Office of the New York Attorney General ("NYAG") and the New York State Department of Insurance ("DOI"). The settlements resolve outstanding litigation filed by the SEC, NYAG and DOI against AIG and conclude negotiations with these authorities and the DOJ in connection with the accounting, financial reporting and insurance brokerage practices of AIG and its subsidiaries, as well as claims relating to the underpayment of certain workers compensation premium taxes and other assessments. As a result of the settlement, the Company

                    American General Life Insurance Company
will need to obtain permission from the SEC to continue to provide its variable annuities and variable universal life products. While the SEC has granted this type of relief to others in the past in similar circumstances, there is no assurance that this permission would be granted. Accordingly, no assurance can be given that any further changes in circumstances for AIG will not impact the Company.

Various federal, state and other regulatory agencies are reviewing certain transactions and practices of the Company and its affiliates in connection with industry-wide and other inquiries. In the opinion of the Company's management, based on the current status of these inquiries, it is not likely that any of these inquiries will have a material adverse effect on the consolidated financial position, results of operations or cash flows of the company.

                    American General Life Insurance Company

14. Reinsurance

Reinsurance transactions for the years ended December 31, 2005, 2004 and 2003 were as follows:

                                                                                                  Percentage
                                                             Ceded to     Assumed                 of Amount
                                                               Other     From Other                Assumed
                                              Gross Amount   Companies   Companies    Net Amount    to Net
                                              ------------ ------------  ----------  ------------ ----------
                                                                      (In Thousands)
December 31, 2005
Life insurance in force...................... $502,899,091 $408,690,675  $3,081,688  $ 97,290,104     3.17%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    3,200,493      456,696      14,397     2,758,194     0.52%
   Accident and health insurance.............       25,590        2,926       1,927        24,591     7.84%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  3,226,083 $    459,622  $   16,324  $  2,782,785     0.59%
                                              ============ ============  ==========  ============
December 31, 2004
Life insurance in force...................... $410,133,222 $314,611,320  $2,814,650  $ 98,336,552     2.86%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    2,903,136      395,625       9,307     2,516,818     0.37%
   Accident and health insurance.............       25,374        2,999       1,129        23,504     4.80%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  2,928,510 $    398,624  $   10,436  $  2,540,322     0.41%
                                              ============ ============  ==========  ============
December 31, 2003
Life insurance in force...................... $314,862,729 $211,992,953  $2,628,269  $105,498,045     2.49%
                                              ============ ============  ==========  ============
Premiums:
   Life insurance and annuities..............    2,638,355      305,828       6,641     2,339,168     0.28%
   Accident and health insurance.............       24,827       (6,252)     (7,296)       23,783   -30.68%
                                              ------------ ------------  ----------  ------------
Total premiums............................... $  2,663,182 $    299,576  $     (655) $  2,362,951    -0.04%
                                              ============ ============  ==========  ============

   Reinsurance recoverable on paid losses was approximately $44.7 million, and $47.5 million, at December 31, 2005 and 2004, respectively. Reinsurance recoverable on unpaid losses was approximately $114.5 million, and $77.7 million at December 31, 2005 and 2004, respectively.

                    American General Life Insurance Company

In December 2002, the Company entered into a coinsured/modified coinsurance agreement with AIG Life Insurance Company of Bermuda ("AIGB"). The agreement has an effective date of March 1, 2002. Under the agreement, AIGB reinsures 100% quota share of the Company's liability on virtually all level term and universal life products issued by the Company with issue dates on or after March 1, 2002. The agreement is unlimited in duration but either party may terminate the agreement as to new business with thirty days written notice to the other party. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge.

15. Shareholder's Equity

The Company has 8,500 shares of $100 par value cumulative preferred stock authorized and outstanding with an $80 dividend rate, redeemable at $1,000 per share after December 31, 2000. The Company's stock is held by its immediate parent, AGC Life.

The Company paid $440 million, $300 million and $0 million in dividends on common stock to the Parent Company in 2005, 2004 and 2003, respectively. The Company also paid $680,000 in dividends on preferred stock to the Parent Company in 2005, 2004 and 2003.

The Company and its insurance subsidiaries are restricted by state insurance laws as to the amounts they may pay as dividends without prior approval from their respective state insurance departments. At December 31, 2005, approximately $9.6 billion of consolidated shareholder's equity represents net assets of the Company, which cannot be transferred, in the form of dividends, loans, or advances to the Parent Company. Approximately $4.3 billion of consolidated shareholder's equity is similarly restricted as to transfer from its subsidiaries to the Company.

Generally, the net assets of the Company's subsidiaries available for transfer to the Parent are limited to the amounts that the subsidiaries' net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payments of such amounts as dividends may be subject to approval by regulatory authorities and are generally limited to the greater of 10 percent of policyholders' surplus or the previous year's statutory net gain from operations.

                    American General Life Insurance Company

16. Division Operations

16.1 Nature of Operations

The Company manages its business operation through two divisions, which are based on products and services offered.

Retirement Services

The Retirement Services Division, which primarily relates to the operation of VALIC, a wholly owned subsidiary of the Company, provides tax-deferred retirement annuities and employer-sponsored retirement plans to employees of educational, health care, public sector, and other not-for-profit organizations marketed nationwide through exclusive sales representatives.

Life Insurance

The Life Insurance division provides traditional, interest-sensitive, and variable life insurance and annuities to a broad spectrum of customers through multiple distribution channels focused on specific market segments.

16.2 Division Results

Results of each division exclude net realized investment gains.

Division earnings information was as follows:

                                         Revenues                 Income Before Taxes                Earnings
                               ----------------------------  ----------------------------  ----------------------------
                                2005      2004       2003     2005      2004       2003     2005      2004       2003
                               ------  ---------- ---------- ------  ---------- ---------- ------  ---------- ----------
                                       (Restated) (Restated)         (Restated) (Restated)         (Restated) (Restated)
                                                                     (In Millions)
Retirement Services........... $2,571    $2,464     $2,188   $1,110    $1,043     $  781   $  758    $  698      $523
Life Insurance................  4,161     3,850      3,488      547       488        419      500       401       385
                               ------    ------     ------   ------    ------     ------   ------    ------      ----
Total divisions...............  6,732     6,314      5,676    1,657     1,531      1,200    1,258     1,099       908
Realized investment gains
  (losses)....................    (53)      (63)       (28)     (53)      (63)       (28)     (34)      (41)      (18)
                               ------    ------     ------   ------    ------     ------   ------    ------      ----
Total consolidated............ $6,679    $6,251     $5,648   $1,604    $1,468     $1,172   $1,224    $1,058      $890
                               ======    ======     ======   ======    ======     ======   ======    ======      ====

                    American General Life Insurance Company

16.2 Division Results (continued)

Division balance sheet information was as follows:

                                               Assets           Liabilities
                                         ------------------- ------------------
                                                      December 31
                                         --------------------------------------
                                           2005      2004     2005      2004
                                         -------- ---------- ------- ----------
                                                  (Restated)         (Restated)
                                                     (In Millions)
Retirement Services..................... $ 70,603  $68,087   $65,608  $63,087
Life Insurance..........................   32,811   30,214    27,391   25,060
                                         --------  -------   -------  -------
Total consolidated...................... $103,414  $98,301   $92,999  $88,147
                                         ========  =======   =======  =======

17. Restatement of Previously Issued Financial Statements

In February 2005, AIG's management initiated an internal review of AIG's books and records. As a result of the internal review, AIG concluded that the accounting for certain transactions needed to be restated in its 2004 Annual Report on Form 10-K. In November 2005, AIG announced that it had identified additional items that would require restatement. The Company had activity in certain of the transaction types identified for accounting restatement. Due to the significance of such items to the Company's net income in the years ended December 31, 2004 and 2003, the Company has restated the consolidated financial statements as of December 31, 2004 and for the years ended December 31, 2004 and 2003. Relevant disclosures have been restated in footnotes 2, 3, 4, 8, 11, 12 and 16 due to the effects of the restatements discussed below. The following provides detail of the significant accounting adjustments included in the restatement of the Company's consolidated financial statements.

Dollar Roll Transactions. The Company enters into dollar roll transactions with third parties designed to enhance the return on the Company's mortgage-backed securities ("MBS") portfolio. In a dollar roll transaction, the Company agrees to sell a pool of MBSs and simultaneously agrees to repurchase substantially the same securities at a later date, typically in one month. The

                    American General Life Insurance Company

Company had previously accounted for these transactions as collateralized financings under SFAS 140. Even though the Company had received collateral sufficient to fund substantially all of the cost of purchasing identical replacement securities at the time of transfer, the Company was not fully protected during the term of the contract to replace the asset in the event that the transferee defaulted. Accordingly, the Company should not have accounted for these transactions as financings, but rather as derivatives with mark-to-market changes reflected in earnings.

Accounting for Derivatives. The Company enters into derivative contracts principally to hedge interest rate risk and foreign currency risk associated with certain investment securities and to hedge the index-based exposures inherent in the Company's equity-indexed annuity and universal life products. Such derivative transactions include interest rate swaps, cross currency swaps and S&P Index options which are generally executed through an affiliated counterparty. Statement of Financial Accounting Standards No. 133 "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133") requires that derivatives used for hedging must be executed with an outside third party and documented contemporaneously to qualify for hedge accounting treatment. The Company has determined that in many cases its derivatives did not meet these hedging requirements. As a result, the accompanying consolidated financial statements have been restated to reclassify changes in fair value of derivatives from other comprehensive income to net realized investment gains (losses). The Company continues to believe that such hedging activities have been and remain economically effective.

Accounting for Limited Partnerships. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to properly reflect its ownership in certain limited partnerships, which included an entry to the statement of income to record the cumulative amount of equity in earnings that had not been recorded in prior years. The accompanying consolidated financial statements have been restated to include the equity in earnings from these partnerships for the years ended December 31, 2004 and 2003 in the respective year's statement of income, and to record other miscellaneous corrections to accounting for various partnerships, including a mark-to-market adjustment on limited partnerships accounted for under the cost method.

Term Insurance Reserves and Deferred Acquisition Costs ("DAC"). In 2004, the Company converted its term policies, written primarily in 2003 and 2004, to a new administrative system. During the conversion, the Company determined that certain errors existed in the mortality factors used in its reserve calculations and that certain deferrable agent commissions had been erroneously omitted from its DAC calculations during 2003. In its previously issued consolidated financial statements for the year ended December 31, 2004, the Company recorded a correction to its

                    American General Life Insurance Company
recorded reserves and DAC for these matters. The accompanying consolidated financial statements have been restated to include these corrections in the period ended December 31, 2003.

Other Adjustments. Other restatement adjustments include impairments to reflect other-than-temporary declines in the value of certain available-for-sale securities as of the respective balance sheet dates, the release of credit reserves for mortgage loans and accrued interest on debt securities which were determined to be incorrect under GAAP, corrections of errors in reserves and deferred acquisition costs, and other miscellaneous corrections and reclassifications. In addition, corrections to additional paid-in capital related to the incorrect recording of two unrelated capital transactions, primarily occurring prior to 2003, were made as part of the restatement.

   The effect of all accounting restatement adjustments on the Company's consolidated statements of income was as follows:

                                                                                        Increase (Decrease) for
                                                                                           Years Ended and at
                                                                                              December 31,
                                                                                        ----------------------
                                                                                        2004         2003
                                                                                        ----------  ----------
                                                                                             (in millions)
Pretax income before cumulative effect of accounting change:
   Dollar roll transactions............................................................ $ 15        $ (87)
   Derivatives.........................................................................  (35)         (50)
   Limited partnerships................................................................   33          (10)
   Term reserves and DAC...............................................................  (32)          32
   Other...............................................................................  (18)          (1)
                                                                                        ----------  ----------
       Total effect on pretax income before cumulative effect of accounting change..... $(37)       $(116)
                                                                                        ==========  ==========
Net income:
   Dollar roll transactions............................................................ $ 10        $ (56)
   Derivatives.........................................................................  (23)         (33)
   Limited partnerships................................................................   21           (7)
   Term reserves and DAC...............................................................  (21)          21
   Other...............................................................................  (17)           3
                                                                                        ----------  ----------
       Total effect on net income...................................................... $(30)       $ (72)
                                                                                        ==========  ==========

                    American General Life Insurance Company

A summary of the restatement adjustments and their effect on line items in the consolidated financial statements is as follows:

As of and for the year ended December 31, 2004:

                                                                       As previously
                                                                         reported    Adjustments As restated
                                                                       ------------- ----------- -----------
                                                                                   (In millions)
Consolidated Balance Sheet
--------------------------
   Fixed maturity securities, available for sale......................    $49,436       $  3       $49,439
   Mortgage loans on real estate......................................      3,325         --         3,325
   Partnerships.......................................................      2,092         (4)        2,088
   Accounts receivable................................................      1,108        (10)        1,098
   Deferred policy acquisition costs/cost of insurance purchased......      3,617         (4)        3,613
   Total assets.......................................................     98,316        (15)       98,301
   Future policy benefits.............................................      9,156         (3)        9,153
   Policyholder contract deposits.....................................     38,439         11        38,450
   Federal income taxes...............................................      1,443          4         1,447
   Other liabilities..................................................      1,256        (11)        1,245
   Total liabilities..................................................     88,146          1        88,147
   Additional paid-in capital.........................................      3,624         (5)        3,619
   Accumulated other comprehensive income.............................      1,399         45         1,444
   Retained earnings..................................................      5,038        (56)        4,982
   Total shareholder's equity.........................................     10,068        (16)       10,052
   Total liabilities and shareholder's equity.........................     98,316        (15)       98,301

Consolidated Statement of Income
--------------------------------
   Net investment income..............................................      3,557        (72)        3,485
   Net realized investment gains (losses).............................       (158)        95           (63)
   Other revenues.....................................................        289         --           289
   Policyholder benefits..............................................      1,626         25         1,651
   Operating costs and expenses.......................................      1,035         34         1,069
   Pretax income before cumulative effect of accounting change........      1,504        (36)        1,468
   Income tax expense.................................................        399         (7)          392
   Net income (loss)..................................................      1,089        (30)        1,059

                    American General Life Insurance Company

As of and for the year ended December 31, 2004:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Shareholder's Equity
----------------------------------------------
   Additional paid-in capital
       Beginning balance.........................................   $  3,507       $ (3)     $  3,504
       Capital contribution from Parent..........................        117         (2)          115
       Ending balance............................................      3,624         (5)        3,619
   Accumulated comprehensive income
       Beginning balance.........................................      1,098         19         1,117
       Other comprehensive income................................        301         26           327
       Ending balance............................................      1,399         45         1,444
   Retained earnings
       Beginning balance.........................................      4,250        (26)        4,224
       Net income................................................      1,089        (30)        1,059
       Ending balance............................................      5,038        (56)        4,982
   Total shareholder's equity....................................     10,068        (16)       10,052

Consolidated Statement of Cash Flows
------------------------------------
   Net income....................................................      1,089        (30)        1,059
   Interest credited to policyholders............................      2,064          3         2,067
   Change in accounts receivable.................................        (85)        10           (75)
   Change in future policy benefits and other policy claims......     (1,018)        11        (1,007)
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................        311          9           320
   Policy acquisition costs deferred.............................       (758)        26          (732)
   Provision for deferred income tax expense.....................        256         (5)          251
   Accounts payable to brokers...................................        (73)        73            --
   Realized investment losses (gains)............................        158        (95)           63
   Other, net....................................................        (10)        75            65
   Net cash provided by operating activities.....................      2,393         77         2,470
   Purchases of fixed maturities and equity securities...........    (27,374)       (17)      (27,391)
   Sales of fixed maturities and equity securities...............     27,002        (59)      (26,943)
   Change in securities lending collateral.......................         --          5             5
   Net cash used in investing activities.........................     (4,285)       (70)       (4,355)
   Capital contribution from Parent..............................        117         (2)          115
   Change in securities lending payable..........................         --         (5)           (5)
   Net cash provided by financing activities.....................      1,852         (7)        1,845

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Income
--------------------------------
   Premiums and other considerations.............................    $2,404        $ (41)     $2,363
   Net investment income.........................................     3,289         (149)      3,140
   Realized investment gains (losses)............................       (57)          29         (28)
   Other revenues................................................       176           (3)        173
   Policyholder benefits.........................................     1,545           (6)      1,539
   Operating costs and expenses..................................       940          (43)        897
   Pretax income before cumulative effect of accounting change...     1,288         (116)      1,172
   Income tax expense............................................       327          (44)        283
   Net income (loss).............................................       962          (72)        890

Consolidated Statement of Shareholder's Equity
------------------------------
   Additional paid-in capital
       Beginning balance.........................................     3,167           (4)      3,163
       Capital contribution from parent..........................       340            1         341
       Ending balance............................................     3,507           (3)      3,504
   Accumulated comprehensive income
       Beginning balance.........................................       736          (59)        677
       Other comprehensive income................................       361           79         440
       Ending balance............................................     1,098           19       1,117
   Retained earnings
       Beginning balance.........................................     3,289           46       3,335
       Net income................................................       962          (72)        890
       Ending balance............................................     4,250          (26)      4,224
   Total shareholder's equity....................................     8,862          (10)      8,852

                    American General Life Insurance Company

As of and for the year ended December 31, 2003:

                                                                  As previously
                                                                    reported    Adjustments As restated
                                                                  ------------- ----------- -----------
                                                                              (In millions)
Consolidated Statement of Cash Flows
------------------------------------
   Net income....................................................   $    962       $ (72)    $    890
   Interest credited to policyholders............................      2,039           4        2,043
   Change in future policy benefits and other policy claims......        216          (9)         207
   Amortization of policy acquisition costs and cost of
     insurance purchased.........................................        311         (23)         288
   Policy acquisition costs deferred.............................       (584)        (19)        (603)
   Provision for deferred income tax expense.....................        268         (46)         222
   Accounts payable to brokers...................................       (614)        614           --
   Realized investment (gains) losses............................        315         (29)         286
   Other, net....................................................        522         192          714
   Net cash provided by operating activities.....................      3,952         612        4,564
   Purchase of fixed maturities and equity securities............    (34,541)       (614)     (35,155)
   Change in securities lending collateral.......................         --           1            1
   Net cash used in investing activities.........................     (5,294)       (613)      (5,907)
   Capital contribution from parent..............................        340           1          341
   Change in securities lending payable..........................         --          (1)          (1)
   Net cash provided by financing activities.....................      1,545           1        1,546

                           PART C: OTHER INFORMATION

Item 26. Exhibits

(a)    Board of Directors Resolution.

       (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)    Custodian Agreements. Inapplicable.

(c)    Underwriting Contracts.

       (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (26)

       (2)      Form of Selling Group Agreement. (27)

       (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)    Contracts.

       (1) Specimen form of the "Platinum Investor/SM/ Survivor II" Flexible Premium Variable Universal Life Insurance Policy (Policy Form No. 01206). (24)

(e)    Applications.

       (1) Specimen form of Life Insurance Application - Part A, Form No. AGLC 100565-2003. (18)

       (2) Specimen form of Life Insurance Application - Part B, Form No. AGLC 100566-2003. (18)

       (3) Specimen form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC 0461-2001 Rev0504. (32)

       (4)      Form of Service Request Form, Form No. AGLC0463 Rev1204. (32)

       (5) Form of Cash Disbursement Request Form, Form No. AGLC 0109 Rev0103. (27)

       (6)      Form of Assignment Form, Form No. AGLC 0205 Rev0103. (27)

       (7) Form of Electronic Funds Authorization Form, Form No. AGLC 0220 Rev0103. (27)

       (8)      Form of Name and Address Change Form, Form No. AGLC 0222
                Rev0103. (27)

       (9) Form of Request for Change of Ownership on a Life Insurance Policy Form, Form No. VUL 0013 Rev1202. (27)

       (10) Form of Request for Full Cash Surrender Value Form, Form No. VUL 0015 Rev1202. (27)

       (11)     Form of Change of Beneficiary Form, Form No. VUL 0016 Rev1202.
                (27)

(f)    Depositor's Certificate of Incorporation and By-Laws.

       (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

       (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

       (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (36)

(g)    Reinsurance Contracts. Inapplicable.

(h)    Participation Agreements.

       (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

       (1)(b) Form of Amendment Four to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (17)

       (1)(c) Form of Amendment Six to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (29)

       (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (30)

       (3)(a) Form of Participation Agreement by and between American General Life Insurance Company, Warburg Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc. (19)

       (4)(a) Form of Participation Agreement Between American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. (6)

       (4)(b) Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated December 1, 1998. (8)

       (4)(c) Form of Amendment Two to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated as of September 1, 1999. (35)

       (4)(d) Form of Amendment to Participation Agreement by and among American General Life Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Dreyfus Life and Annuity Index Fund, Inc. dated as of October 31, 2003. (35)

       (5)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

       (5)(b) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund, Fidelity Distributors Corporation and American General Life Insurance Company. (24)

       (6)(a) Form of Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (19)

       (6)(b) Form of Amendment No. 1 to Amended and Restated Participation Agreement by and between Variable Insurance Products Fund II, Fidelity Distributors Corporation and American General Life Insurance Company. (24)

       (7)(a) Form of Participation Agreement by and between Variable Insurance Products Fund III, Fidelity Distributors Corporation and American General Life Insurance Company. (30)

       (8)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (16)

       (9)(a) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and American General Life Insurance Company. (23)

       (10)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (19)

       (10)(b) Form of Amendment No. 1 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (24)

       (11)(a) Form of Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (19)

       (11)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company and J.P. Morgan Series Trust II. (30)

       (12)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

       (12)(b) Form of Amendment Five to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (19)

       (12)(c) Form of Amendment Six to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (24)

       (13)(a) Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP., Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated. (9)

       (13)(b) Amendment Number One to Participation Agreement by and among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, Van Kampen American Capital Distributors, Inc., American General Life Insurance Company and American General Securities Incorporated.
                (11)

       (13)(c) Form of Amendment Seven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Securities Incorporated. (17)

       (13)(d) Form of Amendment Eight to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (24)

       (13)(e) Form of Amendment Nine to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (25)

       (13)(f) Form of Amendment Ten to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (28)

       (13)(g) Form of Amendment Eleven to Participation Agreement among Morgan Stanley Universal Funds, Inc., Van Kampen American Capital Distributors, Inc., Morgan Stanley Asset Management Inc., Miller Anderson & Sherrerd LLP, American General Life Insurance Company and American General Distributors, Inc. (13)

       (14)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (15)

       (14)(b) Form of Amendment to Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (13)

       (15)(a) Form of Assignment and Modification Agreement by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (15)

       (16)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (21)

       (16)(b) Form of Amendment No. 1 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (30)

       (17)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (19)

       (18)(a) Form of Participation Agreement Among Putnam Variable Trust, Putnam Mutual Funds Corp., and American General Life Insurance Company. (6)

       (19)(a) Form of Participation Agreement by and Among Pioneer Variable Contracts Trust, American General Life Insurance Company, on its own Behalf and on Behalf of Each of the Segregated Asset Accounts, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (16)

       (20)(a) Form of Participation Agreement by and among American General Life Insurance Company and SunAmerica Series Trust. (20)

       (20)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (33)

       (20)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (13)

       (21)(a) Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (9)

       (21)(b) Amendment One to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Securities Incorporated, Van Kampen American Capital Life Investment Trust, Van Kampen American Capital Asset Management, Inc., and Van Kampen American Capital Distributors, Inc. (8)

       (21)(c) Form of Amendment Six to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (17)

       (21)(d) Form of Amendment Seven to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Securities Incorporated. (24)

       (21)(e) Form of Amendment Eight to Amended and Restated Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, Inc., American General Life Insurance Company and American General Distributors, Inc.
                (25)

       (22)(a) Form of Participation Agreement by and between Vanguard Variable Insurance Funds, The Vanguard Group, Inc., Vanguard Marketing Corporation and American General Life Insurance Company. (19)

       (23)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

       (23)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

       (23)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (19)

       (23)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series

                Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (17)

       (23)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (13)

       (24)(a) Form of Administrative Services Agreement between American General Life Insurance Company and fund distributor. (5)

       (25)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and AIM Advisors, Inc. (33)

       (26)(a) Form of Services Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company.
                (30)

       (27)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (15)

       (27)(b) Form of Amendment Two to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (33)

       (28)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Credit Suisse Asset Management, LLC. (19)

       (29)(a) Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation. (4)

       (29)(b) Amendment to Administrative Services Agreement dated as of August 11, 1998, between American General Life Insurance Company and The Dreyfus Corporation effective as of December 1, 1998. (4)

       (30)(a) Form of Service Contract by and between Fidelity Distributors Corporation and American General Equity Services Corporation, effective October 1, 2002. (30)

       (31)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (19)

       (32)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (12)

       (32)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (22)

       (33)(a) Form of Administrative Services Agreement by and between Goldman, Sachs & Co. and American General Life Insurance Company. (23)

       (34)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (19)

       (35)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and JPMorgan Chase Bank, effective May 1, 2003. (30)

       (36)(a) Form of Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (14)

       (36)(b) Form of Amendment One to Administrative Services Agreement between American General Life Insurance Company, Miller Anderson & Sherrard LLP and Morgan Stanley Dean Witter Investment Management Inc. (13)

       (37)(a) Form of Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (15)

       (37)(b) Form of Amendment to Administrative Services Agreement by and between American General Life Insurance Company and Neuberger & Berman Management Incorporated. (13)

       (38)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (21)

       (38)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (30)

       (39)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management, LLC. (19)

       (40)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (19)

       (41)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and SunAmerica Asset Management Corp. (20)

       (42)(a) Form of Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated January 1, 2000 (21)

       (42)(b) Form of Amendment Two to Administrative Services Agreement between Van Kampen Asset Management Inc. and American General Life Insurance Company dated May 14, 2002. (34)

       (43)(a) Form of Indemnification Letter Agreement by and between J.P. Morgan Investment Management, Inc. and American General Life Insurance Company. (33)

(i)    Administrative Contracts.

       (1) Form of services agreement dated July 31, 1975, (limited to introduction and first two recitals, and sections 1-3) among various affiliates of American General Corporation, including American General Life Insurance Company and American General Life Companies. (7)

       (2)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company. (31)

       (2)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (31)

       (2)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (31)

       (2)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (31)

       (2)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (31)

       (2)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (31)

       (2)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (33)

(j)    Other Material Contracts.

       (1) General Guarantee Agreement from American Home Assurance Company on behalf of American General Life Insurance Company.
                (36)

(k)    Legal Opinion.

       (1) Opinion and Consent of Pauletta P. Cohn, General Counsel, Life Insurance Operations of American General Life Companies. (24)

       (2) Opinion and Consent of Sullivan & Cromwell LLP, Counsel to American Home Assurance Company. (37)

(l)    Actuarial Opinion.

       (1) Opinion and Consent of American General Life Insurance Company's actuary. (24)

(m)    Calculation. None

(n)    Other Opinions.

       (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)    Omitted Financial Statements. None

(p)    Initial Capital Agreements. None

(q)    Redeemability Exemption.

       (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for Variable Universal Life Insurance Policies Pursuant to Rule 6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940.
                (33)

(r)    Powers of Attorney.

       (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American Home Assurance Company. (Filed herewith)

--------
(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.

(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1992.

(4) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on January 15, 1999.

(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.

(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.

(7) Incorporated by reference to Pre-Effective Amendment No. 23 to Form N-4 Registration Statement (File No. 033-44745) of American General Life Insurance Company Separate Account A filed on April 24, 1998.

(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.

(9) Incorporated by reference to Post-Effective Amendment No. 12 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 30, 1997.

(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.

(11) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on August 25, 1999.

(12) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.

(14) Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on April 12, 2000.

(15) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.

(16) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.

(17) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.

(18) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-109613) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2003.

(19) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.

(20) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.

(21) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.

(22) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.

(23) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-90787) of American General Life Insurance Company Separate Account VL-R filed on December 19, 2003.

(24) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2001.

(25) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 13, 2002.

(26) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.

(27) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.

(28) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on January 23, 2003.

(29) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(30) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.

(31) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(32) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2004.

(33) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(34) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-82982) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.

(35) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on June 10, 2004.

(36) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.

(37) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on October 24, 2005.

Item 27. Directors and Officers of the Depositor

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------
Rodney O. Martin, Jr.        Director, Chairman of the Board of Directors,
2929 Allen Parkway           President and Chief Executive Officer
Houston, TX 77019

M. Bernard Aidinoff          Director
Sullivan and Cromwell
125 Broad Street
New York, NY 10004

David J. Dietz               Director and Chairman-Affluent & Corporate
830 Third Avenue             Markets Profit Center
New York, NY 10022

Mary Jane Fortin             Director, Chief Financial Officer and Executive
2929 Allen Parkway           Vice President
Houston, TX 77019

David L. Herzog              Director
70 Pine Street
New York, NY 10270

Richard A. Hollar            Director, President-Life Brokerage Profit Center
750 West Virginia Street     and Chief Executive Officer-Life Brokerage Profit
Milwaukee, WI 53204          Center

Royce G. Imhoff, II          Director, President-Affluent & Corporate Markets
2929 Allen Parkway           Profit Center and Chief Executive
Houston, TX 77019            Officer-Affluent & Corporate Markets Profit Center

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director, Executive Vice President and Chief
2929 Allen Parkway           Administrative Officer
Houston, TX 77019

Christopher J. Swift         Director
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
James W. Weakley             Director, President-Group Benefits & Financial
2929 Allen Parkway           Institutions, and AIG Workplace Solutions Profit
Houston, TX 77019            Center and Chief Executive Officer-Group Benefits
                             & Financial Institutions, and Workplace Solutions
                             Profit Center

Thomas L. Booker             President-Annuity Profit Center
2727 Allen Parkway
Houston, TX 77019

Lawrence J. O'Brien          President-Agency Building Profit Center
2727 Allen Parkway
Houston, TX 77019

David R. Armstrong           Executive Vice President
3600 Route 66
Neptune, NJ 07754

Rebecca G. Campbell          Executive Vice President, Human Resources
2929 Allen Parkway
Houston, TX 77019

Steven D. Anderson           Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Stephen A. Appleyard         Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Erik A. Baden                Senior Vice President, SPIA
2727 Allen Parkway
Houston, TX 77019

Wayne A. Barnard             Senior Vice President, Illustration Actuary
2929 Allen Parkway
Houston, TX 77019

Robert M. Beuerlein          Senior Vice President and Chief Appointed Actuary
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Jeffrey H. Carlson           Senior Vice President and Chief Information
2727 Allen Parkway           Officer
Houston, TX 77019

James A. Galli               Senior Vice President and Chief Business
830 Third Avenue             Development Officer
New York, NY 10022

William F. Guterding         Senior Vice President
830 Third Avenue
New York, NY 10022

Robert F. Herbert, Jr.       Senior Vice President, Treasurer and Controller
2727-A Allen Parkway
Houston, TX 77019

S. Douglas Israel            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Kyle L. Jennings             Senior Vice President and General Counsel
2929 Allen Parkway
Houston, TX 77019

Althea R. Johnson            Senior Vice President
2929 Allen Parkway
Houston, TX 77019

Glen D. Keller               Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Simon J. Leech               Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Kent D. Major                Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Mark R. McGuire              Senior Vice President
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Laura W. Milazzo             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

John W. Penko                Senior Vice President
2727 Allen Parkway
Houston, TX 77019

A. Hasan Qureshi             Senior Vice President
1 ALICO Plaza
600 King Street
Wilmington, DE 19801

Dennis H. Roberts            Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Richard C. Schuettner        Senior Vice President
750 West Virginia Street
Milwaukee, WI 53204

James P. Sennett             Senior Vice President
2727 Allen Parkway
Houston, TX 77019

James P. Steele              Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Robert E. Steele             Senior Vice President
205 E. 10th Street
Amarillo, TX 79101

Dan E. Trudan                Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Frederic R. Yopps            Senior Vice President
750 West Virginia St.
Milwaukee, WI 53204

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Steven E. Zimmerman          Senior Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Edward F. Bacon              Vice President
2727-A Allen Parkway
Houston, TX 77019

Joan M. Bartel               Vice President
2727 Allen Parkway
Houston, TX 77019

Paul Bell, III               Vice President
Walnut Glen Tower
8144 Walnut Hill Lane
Dallas, TX 75231

Michael B. Boesen            Vice President
2727-A Allen Parkway
Houston, TX 77019

James B. Brown               Vice President
2727 Allen Parkway
Houston, TX 77019

David W. Butterfield         Vice President
3600 Route 66
Neptune, NJ 07754

Michael Candy                Vice President
2929 Allen Parkway
Houston, TX 77019

Robert W. Chesner            Vice President
2929 Allen Parkway
Houston, TX 77019

Valerie A. Childrey          Vice President and Medical Director
750 West Virginia Street
Milwaukee, WI 53204

Mark E. Childs               Vice President
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Robert M. Cicchi             Vice President
2727 Allen Parkway
Houston, TX 77019

Steven A. Dmytrack           Vice President
2929 Allen Parkway
Houston, TX 77019

Elizabeth Dobbs              Vice President
2727 Allen Parkway
Houston, TX 77019

Douglas M. Donnenfield       Vice President
750 West Virginia Street
Milwaukee, WI 53204

Timothy M. Donovan           Vice President
2727 Allen Parkway
Houston, TX 77019

Farideh N. Farrokhi          Vice President and Assistant Secretary
2727-A Allen Parkway
Houston, TX 77019

Patrick Froze                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Brad J. Gabel                Vice President
750 West Virginia Street
Milwaukee, WI 53204

Frederick J. Garland, Jr.    Vice President
2727 Allen Parkway
Houston, TX 77019

Lisa Gerhart                 Vice President
2727 Allen Parkway
Houston, TX 77019

Richard L. Gravette          Vice President and Assistant Treasurer
2727-A Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Kenneth J. Griesemer         Vice President
6363 Forest Park Road
Dallas, TX 75235

Daniel J. Gutenberger        Vice President and Medical Director
70 Pine Street
New York, NY 10270

Joel H. Hammer               Vice President
1 Chase Manhattan Place
New York, NY 10005

John Harmeling               Vice President
2929 Allen Parkway
Houston, Texas 77019

Craig H. Harrel              Vice President
2929 Allen Parkway
Houston, TX 77019

D. Leigh Harrington          Vice President
2727 Allen Parkway
Houston, TX 77019

Bradley Harris               Vice President
2727 Allen Parkway
Houston, TX 77019

Michael Harrison             Vice President, Annuity Product Management
2727 Allen Parkway
Houston, TX 77019

Neal C. Hasty                Vice President
6363 Forest Park Road
Dallas, TX 75235

Keith C. Honig               Vice President
1 SunAmerica Center
Los Angeles, CA 90067

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Stephen D. Howard            Vice President
2929 Allen Parkway
Houston, TX 77019

Janna M. Hubble              Vice President
2929 Allen Parkway
Houston, TX 77019

Walter P. Irby               Vice President
2727 Allen Parkway
Houston, TX 77019

Sharla A. Jackson            Vice President
205 E. 10th Street
Amarillo, TX 79101

David S. Jorgensen           Vice President
2727-A Allen Parkway
Houston, TX 77019

Stephen C. Kennedy           Vice President
750 West Virginia Street
Milwaukee, WI 53204

Gary J. Kleinman             Vice President and Real Estate Investment Officer
1 Chase Manhattan Plaza
New York, NY 10005

Charles L. Levy              Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Linda Lewis                  Vice President
6363 Forest Park Road
Dallas, TX 75235

Robert J. Ley                Vice President
70 Pine Street
New York, NY 10270

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------
Jerry L. Livers              Vice President
2727 Allen Parkway
Houston, TX 77019

Gwendolyn J. Mallett         Vice President
2727 Allen Parkway
Houston, TX 77019

W. Larry Mask                Vice President, Real Estate Investment Officer and
2727 Allen Parkway           Assistant Secretary
Houston, TX 77019

Gordon S. Massie             Vice President
2929 Allen Parkway
Houston, TX 77019

Melvin C. McFall             Vice President
2727 Allen Parkway
Houston, TX 77019

Richard D. McFarland         Vice President
2727 Allen Parkway
Houston, TX 77019

Beverly A. Meyer             Vice President
750 West Virginia Street
Milwaukee, WI 53204

Candace A. Michael           Vice President
2727 Allen Parkway
Houston, TX 77019

Anne K. Milio                Vice President
2727 Allen Parkway
Houston, TX 77019

Sylvia A. Miller             Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  --------------------------------------------------
Alex N. Moral                Vice President
2727 Allen Parkway
Houston, TX 77019

Alberto Murguia              Vice President
2727 Allen Parkway
Houston, TX 77019

Michael R. Murphy            Vice President
750 West Virginia Street
Milwaukee, WI 53204

David W. Napoli              Vice President
2727 Allen Parkway
Houston, TX 77019

Carl T. Nichols              Vice President and Medical Director
205 E. 10th Street
Amarillo, TX 79101

Deanna D. Osmonson           Vice President and Chief Compliance Officer
2727 Allen Parkway
Houston, TX 77019

Rembert R. Owen, Jr.         Vice President, Real Estate Investment Officer and
2929 Allen Parkway           Assistant Secretary
Houston, TX 77019

Lori J. Payne                Vice President
2727 Allen Parkway
Houston, TX 77019

Kirsten M. Pedersen          Vice President
2929 Allen Parkway
Houston, TX 77019

Cathy A. Percival            Vice President and Medical Director
2727 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Rodney E. Rishel             Vice President
American General Center
2000 American General Way
Brentwood, TN 37027

Terri Robbins                Vice President
175 Water Street
New York, NY 10038

Walter J. Rucecki, Jr.       Vice President
2929 Allen Parkway
Houston, TX 77019

Dale W. Sachtleben           Vice President
#1 Franklin Square
Springfield, IL 62713

Robert C. Sage               Vice President
2727 Allen Parkway
Houston, TX 77019

Kristin Sather               Vice President
1 Chase Manhattan Plaza
New York, NY 10005

Richard W. Scott             Vice President and Chief Investment Officer
70 Pine Street
New York, NY 10270

Tom L. Scott                 Vice President and Chief Investment Officer
2929 Allen Parkway
Houston, TX 77019

T. Clay Spires               Vice President and Tax Officer
2929 Allen Parkway
Houston, TX 77019

Gregory R. Thornton          Vice President
#1 Franklin Square
Springfield, IL 62713

Name and Principal           Positions and Offices with Depositor
Business Address             American General Life Insurance Company
---------------------------  -------------------------------------------------
Veronica Torralba            Vice President
2929 Allen Parkway
Houston, TX 77019

J. Alan Vale                 Vice President
2929 Allen Parkway
Houston, TX 77019

Christian D. Weiss           Vice President
#1 Franklin Square
Springfield, IL 62713

Timothy White                Vice President
2929 Allen Parkway
Houston, TX 77019

Cynthia P. Wieties           Vice President
2727 Allen Parkway
Houston, TX 77019

Bridgette Wilson             Vice President, New Business
#1 Franklin Square
Springfield, IL 62713

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). See footnotes to table below at end of Item 28. Table of subsidiaries of AIG can be found as Exhibit 21 in Form 10-K, SEC file number 001-08787, accession number 0000950123-06-003276, filed March 16, 2006.

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
American International Group, Inc./(1)/.........................................       Delaware          /(3)/
  AIG Aviation, Inc.............................................................        Georgia       100
  AIG Bulgaria Insurance and Reinsurance Company EAD............................       Bulgaria       100
  AIG Capital Corporation.......................................................       Delaware       100
   AIG Consumer Finance Group, Inc..............................................       Delaware       100
     AIG Bank Polska S.A........................................................         Poland     97.23
     AIG Credit S.A.............................................................         Poland        80
     Compania Financiera Argentina S.A..........................................      Argentina      92.7
   AIG Finance Holdings, Inc....................................................       New York       100
     AIG Finance (Hong Kong) Limited............................................      Hong Kong       100
   AIG Global Asset Management Holdings Corp....................................       Delaware       100
     AIG Asset Management Services, Inc.........................................       Delaware       100
       Brazos Capital Management, L.P...........................................       Delaware        92
     AIG Capital Partners, Inc..................................................       Delaware       100
     AIG Equity Sales Corp......................................................       New York       100
     AIG Global Investment Corp.................................................     New Jersey       100
   International Lease Finance Corporation......................................     California     64.85/(4)/
   AIG Global Real Estate Investment Corp.......................................       Delaware       100
  AIG Credit Corp...............................................................       Delaware       100
   A.I. Credit Corp.............................................................  New Hampshire       100
   Imperial Premium Finance, Inc................................................     California       100
   Imperial Premium Finance, Inc................................................       Delaware       100
  AIG Egypt Insurance Company, S.A.E............................................          Egypt     89.98
  AIG Federal Savings Bank......................................................       Delaware       100
  AIG Financial Advisor Services, Inc...........................................       Delaware       100
   AIG Financial Advisor Services (Europe), S.A.................................     Luxembourg       100
  AIG Financial Products Corp...................................................       Delaware       100
   AIG Matched Funding Corp.....................................................       Delaware       100
   Banque AIG...................................................................         France        90/(5)/
  AIG Funding, Inc..............................................................       Delaware       100
  AIG Global Trade & Political Risk Insurance Company...........................     New Jersey       100
  A.I.G. Golden Insurance Ltd...................................................         Israel     50.01
  AIG Life Insurance Company....................................................       Delaware        79/(6)/
  AIG Life Insurance Company of Canada..........................................         Canada       100
  AIG Life Insurance Company of Puerto Rico.....................................    Puerto Rico       100
  AIG Liquidity Corp............................................................       Delaware       100
  AIG Marketing, Inc............................................................       Delaware       100
  AIG Memsa, Inc................................................................       Delaware       100/(7)/
   Tata AIG General Insurance Company Limited...................................          India        26
  AIG Private Bank Ltd..........................................................    Switzerland       100
  AIG Retirement Services, Inc..................................................       Delaware       100/(8)/
   SunAmerica Life Insurance Company............................................        Arizona       100
     SunAmerica Investments, Inc................................................        Georgia        70/(9)/
       AIG Advisor Group, Inc...................................................       Maryland       100
         Advantage Capital Corporation..........................................       New York       100
         FSC Securities Corporation.............................................       Delaware       100
         Royal Alliance Associates, Inc.........................................       Delaware       100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
         Sentra Securities Corporation..........................................     California       100
         Spelman & Co., Inc.....................................................     California       100
         SunAmerica Securities, Inc.............................................       Delaware       100
       AIG SunAmerica Life Assurance Company....................................        Arizona       100/(10)/
         AIG SunAmerica Asset Management Corp...................................       Delaware       100
          AIG SunAmerica Capital Services. Inc..................................       Delaware       100
       First SunAmerica Life Insurance Company..................................       New York       100
  AIG Risk Management, Inc......................................................       New York       100
  AIG Technologies, Inc.........................................................  New Hampshire       100
  AIGTI, Inc....................................................................       Delaware       100
  AIG Trading Group Inc.........................................................       Delaware       100
   AIG International, Inc.......................................................       Delaware       100
  AIU Insurance Company.........................................................       New York        52/(11)/
  AIU North America, Inc........................................................       New York       100
  American General Corporation..................................................          Texas       100
   American General Bancassurance Services, Inc.................................       Illinois       100
   AGC Life Insurance Company...................................................       Missouri       100
     AIG Assurance Canada.......................................................         Canada       100/(7)/
     AIG Life of Bermuda, Ltd...................................................        Bermuda       100
     American General Life and Accident Insurance Company.......................      Tennessee       100
     American General Life Insurance Company....................................          Texas       100
       American General Annuity Service Corporation.............................          Texas       100
       AIG Enterprise Services, LLC.............................................       Delaware       100
       American General Equity Services Corporation.............................       Delaware       100
       American General Life Companies, LLC.....................................       Delaware       100
       The Variable Annuity Life Insurance Company..............................          Texas       100
         VALIC Retirement Services Company......................................          Texas       100
         VALIC Trust Company....................................................          Texas       100
     American General Property Insurance Company................................      Tennessee     51.85/(12)/
       American General Property Insurance Company of Florida...................        Florida       100
     AIG Annuity Insurance Company..............................................          Texas       100
     The United States Life Insurance Company in the City of New York...........       New York       100
   American General Finance, Inc................................................        Indiana       100
     American General Auto Finance, Inc.........................................       Delaware       100
     American General Finance Corporation.......................................        Indiana       100
       MorEquity, Inc...........................................................         Nevada       100
         Wilmington Finance, Inc................................................       Delaware       100
       Merit Life Insurance Co..................................................        Indiana       100
       Yosemite Insurance Company...............................................        Indiana       100
         CommoLoCo, Inc.........................................................    Puerto Rico       100
     American General Financial Services of Alabama, Inc........................        Alabama       100
   American General Investment Management Corporation...........................       Delaware       100
   American General Realty Investment Corporation...............................          Texas       100
   American General Assurance Company...........................................       Illinois       100
     American General Indemnity Company.........................................       Illinois       100
     USLIFE Credit Life Insurance Company of Arizona............................        Arizona       100
   Knickerbocker Corporation....................................................          Texas       100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
  American Home Assurance Company...............................................       New York       100
   AIG Domestic Claims, Inc.....................................................       Delaware        50/(13)/
   AIG Hawaii Insurance Company, Inc............................................         Hawaii       100
     American Pacific Insurance Company, Inc....................................         Hawaii       100
   American International Insurance Company.....................................       New York       100
     American International Insurance Company of California, Inc................     California       100
     American International Insurance Company of New Jersey.....................     New Jersey       100
     Minnesota Insurance Company................................................      Minnesota       100
   American International Realty Corp...........................................       Delaware      31.5/(14)/
   Pine Street Real Estate Holdings Corp........................................  New Hampshire     31.47/(14)/
   Transatlantic Holdings, Inc..................................................       Delaware     33.45/(15)/
     Transatlantic Reinsurance Company..........................................       New York       100
       Putnam Reinsurance Company...............................................       New York       100
       Trans Re Zurich..........................................................    Switzerland       100
  American International Insurance Company of Delaware..........................       Delaware       100
  American International Life Assurance Company of New York.....................       New York     77.52/(16)/
  American International Reinsurance Company, Ltd...............................        Bermuda       100
   AIG Edison Life Insurance Company............................................          Japan        90/(17)/
   American International Assurance Company, Limited............................      Hong Kong       100
   American International Assurance Company (Australia) Limited.................      Australia       100
   American International Assurance Company (Bermuda) Limited...................        Bermuda       100
     American International Assurance Co. (Vietnam) Limited.....................        Vietnam       100
     Tata AIG Life Insurance Company Limited....................................          India        26
   Nan Shan Life Insurance Company, Ltd.........................................         Taiwan        95
  American International Underwriters Corporation...............................       New York       100
  American International Underwriters Overseas, Ltd.............................        Bermuda       100
   AIG Europe (Ireland) Limited.................................................        Ireland       100
   AIG Europe (U.K.) Limited....................................................        England       100
   AIG Brasil Companhia de Seguros..............................................         Brazil        50
   Universal Insurance Co., Ltd.................................................       Thailand       100
   La Seguridad de Centroamerica, Compania de Seguros S.A.......................      Guatemala       100
   La Meridional Compania Argentina de Seguros..................................      Argentina       100
   American International Insurance Company of Puerto Rico......................    Puerto Rico       100
   A.I.G. Colombia Seguros Generales S.A........................................       Colombia       100
   American International Underwriters GmBH.....................................        Germany       100
   Underwriters Adjustment Company, Inc.........................................         Panama       100
  American Life Insurance Company...............................................       Delaware       100
   AIG Life (Bulgaria) Z.D. A.D.................................................       Bulgaria       100
   ALICO, S.A...................................................................         France       100
   First American Polish Life Insurance and Reinsurance Company, S.A............         Poland       100
   Inversiones Interamericana S.A. (Chile)......................................          Chile       100
   Pharaonic American Life Insurance Company....................................          Egypt     71.63
   Unibanco AIG Seguros S.A.....................................................         Brazil     47.81/(18)/
  AIG Life Insurance Company (Switzerland) Ltd..................................    Switzerland       100
  American Security Life Insurance Company, Ltd.................................   Lichtenstein       100
  Birmingham Fire Insurance Company of Pennsylvania.............................   Pennsylvania       100
  China America Insurance Company, Ltd..........................................       Delaware        50

                              SUBSIDIARIES OF AIG

                                                                                                   Percentage
                                                                                                   of Voting
                                                                                                   Securities
                                                                                  Jurisdiction of Owned by its
                                                                                   Incorporation   Immediate
                                                                                  or Organization Parent/(2)/
                                                                                  --------------- ------------
  Commerce and Industry Insurance Company........................................       New York       100
  Commerce and Industry Insurance Company of Canada..............................        Ontario       100
  Delaware American Life Insurance Company.......................................       Delaware       100
  Hawaii Insurance Consultants, Ltd..............................................         Hawaii       100
  HSB Group, Inc.................................................................       Delaware       100
   The Hartford Steam Boiler Inspection and Insurance Company....................    Connecticut       100
     The Hartford Steam Boiler Inspection and Insurance Company of Connecticut...    Connecticut       100
     HSB Engineering Insurance Limited...........................................        England       100
       The Boiler Inspection and Insurance Company of Canada.....................         Canada       100
  The Insurance Company of the State of Pennsylvania.............................   Pennsylvania       100
  Landmark Insurance Company.....................................................     California       100
  Mt. Mansfield Company, Inc.....................................................        Vermont       100
  National Union Fire Insurance Company of Pittsburgh, Pa........................   Pennsylvania       100
   American International Specialty Lines Insurance Company......................         Alaska        70/(19)/
   Lexington Insurance Company...................................................       Delaware        70/(19)/
     AIG Centennial Insurance Company............................................   Pennsylvania       100
       AIG Premier Insurance Company.............................................   Pennsylvania       100
         AIG Indemnity Insurance Company.........................................   Pennsylvania       100
       AIG Preferred Insurance Company...........................................   Pennsylvania       100
       AIG Auto Insurance Company of New Jersey..................................     New Jersey       100
     JI Accident & Fire Insurance Co. Ltd........................................          Japan        50
   National Union Fire Insurance Company of Louisiana............................      Louisiana       100
   National Union Fire Insurance Company of Vermont..............................        Vermont       100
   21st Century Insurance Group..................................................     California     33.03/(20)/
     21st Century Insurance Company..............................................     California       100
     21st Century Casualty Company...............................................     California       100
     21st Century Insurance Company of the Southwest.............................          Texas       100
   Starr Excess Liability Insurance Company, Ltd.................................       Delaware       100
     Starr Excess Liability Insurance International Ltd..........................        Ireland       100
  NHIG Holding Corp..............................................................       Delaware       100
   Audubon Insurance Company.....................................................      Louisiana       100
     Audubon Indemnity Company...................................................    Mississippi       100
     Agency Management Corporation...............................................      Louisiana       100
       The Gulf Agency, Inc......................................................        Alabama       100
   New Hampshire Insurance Company...............................................   Pennsylvania       100
     AIG Europe, S.A.............................................................         France          /(21)/
     AI Network Corporation......................................................       Delaware       100
     American International Pacific Insurance Company............................       Colorado       100
     American International South Insurance Company..............................   Pennsylvania       100
     Granite State Insurance Company.............................................   Pennsylvania       100
     New Hampshire Indemnity Company, Inc........................................   Pennsylvania       100
       AIG National Insurance Company, Inc.......................................       New York       100
     Illinois National Insurance Co..............................................       Illinois       100
     New Hampshire Insurance Services, Inc.......................................  New Hampshire       100
   AIG Star Life Insurance Co., Ltd..............................................          Japan       100
  The Philippine American Life and General Insurance Company.....................    Philippines     99.78
   Pacific Union Assurance Company...............................................     California       100

                              SUBSIDIARIES OF AIG

                                                                                                  Percentage
                                                                                                  of Voting
                                                                                                  Securities
                                                                                 Jurisdiction of Owned by its
                                                                                  Incorporation   Immediate
                                                                                 or Organization Parent/(2)/
                                                                                 --------------- ------------
   Philam Equitable Life Assurance Company, Inc.................................    Philippines     95.31
   Philam Insurance Company, Inc................................................    Philippines       100
  Risk Specialist Companies, Inc................................................       Delaware       100
  United Guaranty Corporation................................................... North Carolina     36.3l/(22)/
   United Guaranty Insurance Company............................................ North Carolina       100
   United Guaranty Mortgage Insurance Company................................... North Carolina       100
   United Guaranty Mortgage Insurance Company of North Carolina................. North Carolina       100
   United Guaranty Partners Insurance Company...................................        Vermont        80
   United Guaranty Residential Insurance Company of North Carolina.............. North Carolina       100
   United Guaranty Residential Insurance Company................................ North Carolina     75.03/(23)/
     United Guaranty Commercial Insurance Company of North Carolina............. North Carolina       100
     United Guaranty Mortgage Indemnity Company................................. North Carolina       100
     United Guaranty Credit Insurance Company................................... North Carolina       100
   United Guaranty Services, Inc................................................ North Carolina       100

--------
(1) All subsidiaries listed are consolidated in the financial statements of AIG as filed in its Form 10-K on March 16, 2006. Certain subsidiaries have been omitted from the tabulation. The omitted subsidiaries, when considered in the aggregate as a single subsidiary, do not constitute a significant subsidiary.
(2)  Percentages include directors' qualifying shares.
(3) The common stock is owned approximately 12.0 percent by Starr International Company, Inc., 1.8 percent by C.V. Starr & Co., Inc. and
     2.0 percent by The Starr Foundation.
(4) Also owned 35.15 percent by National Union Fire Insurance Company of Pittsburgh, Pa.
(5)  Also owned 10 percent by AIG Matched Funding Corp.
(6)  Also owned 21 percent by Commerce and Industry Insurance Company.
(7)  Indirect wholly-owned subsidiary.
(8)  Formerly known as AIG SunAmerica Inc.
(9)  Also owned 30 percent by AIG Retirement Services, Inc.
(10) Formerly known as Anchor National Life Insurance Company.
(11) Also owned eight percent by The Insurance Company of the State of Pennsylvania, 32 percent by National Union Fire Insurance Company of Pittsburgh, Pa. and eight percent by Birmingham Fire Insurance Company of Pennsylvania.
(12) Also owned 48.15 percent by American General Life and Accident Insurance Company.
(13) Also owned 50 percent by The Insurance Company of the State of
     Pennsylvania.
(14) Also owned by 11 other AIG subsidiaries.
(15) Also owned 25.95 percent by AIG.
(16) Also owned 22.48 percent by American Home Assurance Company.
(17) Also owned ten percent by a subsidiary of American Life Insurance Company.
(18) Also owned 1.7 percent by American International Underwriters Overseas, Ltd. and .48 percent by American Home Assurance Company.
(19) Also owned 20 percent by The Insurance Company of the State of Pennsylvania and ten percent by Birmingham Fire Insurance Company of Pennsylvania.
(20) Also owned 16.85 percent by American Home Assurance Company, 6.34 percent by Commerce and Industry Insurance Company and 6.34 percent by New Hampshire Insurance Company.
(21) 100 percent to be held with other AIG companies.

(22) Also owned 45.88 percent by National Union Fire Insurance Company of Pittsburgh, Pa., 16.95 percent by New Hampshire Insurance Company and
     0.86 percent by The Insurance Company of the State of Pennsylvania.
(23) Also owned 24.97 percent by United Guaranty Residential Insurance Company of North Carolina.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

American General Life Insurance Company

Except as otherwise required by applicable law:

(a) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or on behalf of the company) by reason of the fact that he is or was director, officer, or employee or agent of the company, or is or was serving at the request of the company as director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding; provided that he (1) acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company; and, (2) with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, by itself, create a presumption that the person did not act in good faith and in a manner he reasonably believed to be in or not opposed to the best interest of the company, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was lawful.

(b) The company shall have the power to indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding by or on behalf of the company to procure a judgement in the company's favor, by reason of the fact that he is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company or enterprise, against expenses (including attorney's fees), judgments and amounts paid in settlement actually and reasonably incurred by him in connection with the defense or settlement of such action, suit or proceeding; provided that he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company unless and only to the extent that the court in which such action, suit or proceeding was brought or any other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

(c) To the extent that a director, officer, or employee or agent of the company has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in paragraphs (a) and (b) above, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

(d) Any indemnification under paragraphs (a) and (b) above (unless ordered by a court or made pursuant to a determination by a court as hereinafter provided) shall be made by the company upon a determination that indemnification of the director, officer, employee or agent is proper in the circumstances and he has met the applicable standard of conduct set forth in paragraphs (a) and (b). Such determination shall be made (1) by the Board by a majority of a quorum consisting of directors who were not parties to such action, suit or proceeding (disinterested), or (2) by a committee of disinterested directors designated by majority vote of disinterested directors, even though less than a quorum, or
(3) by independent legal counsel in a written opinion, and such legal counsel was selected by a majority vote of a quorum of the disinterested directors, or
(4) by the stockholders. In the absence of a determination that indemnification is proper, the director, officer or employee may apply to the court conducting the proceeding or another court of competent jurisdiction which shall determine whether the director, officer, employee or agent has met the applicable standard of conduct set forth in paragraphs (a) and (b). If the court shall so determine, indemnification shall be made under paragraph (a) or (b) as the case may be.

(e) Expenses incurred in defending a civil or criminal action, suit or proceeding may be paid by the company in advance of the final disposition of such action, suit or proceeding as authorized by the Board in the manner provided in paragraph (d) upon receipt of a written instrument acceptable to the Board by or on behalf of the director, officer, employee or agent to repay such amount unless it shall ultimately be determined that he is entitled to be indemnified by the company as authorized in this section.

(f) The indemnification provided by these By-Laws shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under any agreement, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit or the heirs, executors and administrators of such a person.

(g) The company shall have the power to purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another company, or enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the company would have the power to indemnify him against such liability under the provisions of these By-Laws.

Item 30. Principal Underwriters

(a) Other Activity. Registrant's principal underwriter, American General Equity Services Corporation, also acts as principal underwriter for American General Life Insurance Company Separate Account A and American General Life Insurance Company Separate Account D, which both offer interests in variable annuities. American General Equity Services Corporation also acts as principal underwriter for certain other separate accounts of American General Life Insurance Company affiliates.

(b)    Management.

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Rodney O. Martin, Jr.        Director and Chairman of the Board of Directors
2929 Allen Parkway
Houston, TX 77019

Mark R. McGuire              Director and Senior Vice President
2727 Allen Parkway
Houston, TX 77019

Ernest T. Patrikis           Director
70 Pine Street
New York, NY 10270

Gary D. Reddick              Director
2929 Allen Parkway
Houston, TX 77019

Royce G. Imhoff, II          President
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  --------------------------------------------------
Robert F. Herbert, Jr.       Vice President
2727-A Allen Parkway
Houston, TX 77019

Lucille S. Martinez          Vice President, Treasurer and Controller
2727 Allen Parkway
Houston, TX 77019

Deanna D. Osmonson           Vice President, Chief Compliance Officer and Anti-
2727 Allen Parkway           Money Laundering Compliance Officer
Houston, TX 77019

T. Clay Spires               Tax Officer
2727-A Allen Parkway
Houston, TX 77019

Elizabeth M. Tuck            Secretary
70 Pine Street
New York, NY 10270

Tammi L. Willy               Assistant Vice President
2727 Allen Parkway
Houston, TX 77019

Sarah Hosker                 Assistant Secretary
70 Pine Street
New York, NY 10270

Lauren W. Jones              Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

David M. Robinson            Assistant Secretary
2929 Allen Parkway
Houston, TX 77019

John D. Fleming              Assistant Treasurer
2929 Allen Parkway
Houston, TX 77019

Name and Principal           Positions and Offices with Underwriter
Business Address             American General Equity Services Corporation
---------------------------  -------------------------------------------------
Barbara J. Moore             Assistant Tax Officer
2919 Allen Parkway
Houston, TX 77019

    (c)Compensation From the Registrant.

                          Net        Compensation on
                     Underwriting  Events Occasioning
Name of Principal    Discounts and the Deduction of a   Brokerage     Other
Underwriter           Commissions  Deferred Sales Load Commissions Compensation
-----------------    ------------- ------------------- ----------- ------------
American General           0                0               0           0
Equity Services
Corporation

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at #1 Franklin Square, Springfield, Illinois 62713.

Item 32. Management Services Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by the American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements of American Home in the Registration Statement are current and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectus to policy owners, an offer to supply the Statement of Additional Information which shall contain current financial statements of American Home, free of charge upon a policy owner's request.

                              POWERS OF ATTORNEY

   Each person whose signature appears below hereby appoints Robert F. Herbert, Jr., Gary D. Reddick and Kyle L. Jennings and each of them, any one of whom may act without the joinder of the others, as his/her attorney-in-fact to sign on his/her behalf and in the capacity stated below and to file all amendments to this Registration Statement, which amendment or amendments may make such changes and additions to this Registration Statement as such attorney-in-fact may deem necessary or appropriate.

                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement under Rule 485(a) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and State of Texas on the 30th day of March, 2006.

                                AMERICAN GENERAL LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT VL-R
                                (Registrant)

                            BY: AMERICAN GENERAL LIFE INSURANCE COMPANY
                                (On behalf of the Registrant and itself)

                            BY: ROBERT F. HERBERT, JR.
                                ------------------------------------------
                                ROBERT F. HERBERT, JR.
                                SENIOR VICE PRESIDENT, TREASURER
                                AND CONTROLLER

                                    AGL - 1

   Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
RODNEY O. MARTIN, JR.                  Director, Chairman,       March 30, 2006
-------------------------------------  President and Chief
RODNEY O. MARTIN, JR.                  Executive Officer

MARY JANE FORTIN                       Director, Chief           March 30, 2006
-------------------------------------  Financial Officer and
MARY JANE FORTIN                       Executive Vice President

M. BERNARD AIDINOFF                    Director                  March 30, 2006
-------------------------------------
M. BERNARD AIDINOFF

DAVID J. DIETZ                         Director                  March 30, 2006
-------------------------------------
DAVID J. DIETZ

DAVID L. HERZOG                        Director                  March 30, 2006
-------------------------------------
DAVID L. HERZOG

RICHARD A. HOLLAR                      Director                  March 30, 2006
-------------------------------------
RICHARD A. HOLLAR

ROYCE G. IMHOFF II                     Director                  March 30, 2006
-------------------------------------
ROYCE G. IMHOFF II

                                    AGL - 2

Signature                              Title                     Date
---------                              -----                     ----
ERNEST T. PATRIKIS                     Director                  March 30, 2006
-------------------------------------
ERNEST T. PATRIKIS

GARY D. REDDICK                        Director                  March 30, 2006
-------------------------------------
GARY D. REDDICK

CHRISTOPHER J. SWIFT                   Director                  March 30, 2006
-------------------------------------
CHRISTOPHER J. SWIFT

JAMES W. WEAKLEY                       Director                  March 30, 2006
-------------------------------------
JAMES W. WEAKLEY

                                    AGL - 3

                                                                      333-65170
                                                                      811-08561

                                  SIGNATURES

   American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 30th day of March, 2006.

                                AMERICAN HOME ASSURANCE COMPANY

                            BY: ROBERT S. SCHIMEK
                                -----------------------------------
                                ROBERT S. SCHIMEK
                                SENIOR VICE PRESIDENT AND TREASURER

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                              Title                     Date
---------                              -----                     ----
*M. BERNARD AIDINOFF                   Director                  March 30, 2006
-------------------------------------
M. BERNARD AIDINOFF

*STEVEN J. BENSINGER                   Director                  March 30, 2006
-------------------------------------
STEVEN J. BENSINGER

*JOHN Q. DOYLE                         Director and President    March 30, 2006
-------------------------------------
JOHN Q. DOYLE

*JEFFREY L. HAYMAN                     Director                  March 30, 2006
-------------------------------------
JEFFREY L. HAYMAN

*DAVID L. HERZOG                       Director                  March 30, 2006
-------------------------------------
DAVID L. HERZOG

*ROBERT E. LEWIS                       Director                  March 30, 2006
-------------------------------------
ROBERT E. LEWIS

*KRISTIAN P. MOOR                      Director and Chairman     March 30, 2006
-------------------------------------
KRISTIAN P. MOOR

*WIN J. NEUGER                         Director                  March 30, 2006
-------------------------------------
WIN J. NEUGER

*ERNEST T. PATRIKIS                    Director                  March 30, 2006
-------------------------------------
ERNEST T. PATRIKIS

*ROBERT M. SANDLER                     Director                  March 30, 2006
-------------------------------------
ROBERT M. SANDLER

Signature                              Title                     Date
---------                              -----                     ----
*ROBERT S. SCHIMEK                     Director, Senior Vice     March 30, 2006
-------------------------------------  President and Treasurer
ROBERT S. SCHIMEK

*NICHOLAS S. TYLER                     Director                  March 30, 2006
-------------------------------------
NICHOLAS S. TYLER

*NICHOLAS C. WALSH                     Director                  March 30, 2006
-------------------------------------
NICHOLAS C. WALSH

* BY: ROBERT S. SCHIMEK
      ----------------------------------
      ROBERT S. SCHIMEK
      ATTORNEY-IN-FACT
      (Exhibit (r)(1) to the Registration Statement)

                                 EXHIBIT INDEX

Item 26. Exhibits

       (n)(1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP.

       (r)(1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American Home Assurance Company.

                                      E-1